As filed with the Securities and Exchange Commission on May 1, 2002
                                                             File Nos. 33-82648
                                                                       811-8696

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE
         SECURITIES ACT OF 1933                      [ ]

         PRE-EFFECTIVE AMENDMENT NO.
         POST-EFFECTIVE AMENDMENT NO. 10             [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 14 [ X ]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
          (Complete address of depositor's principal executive offices)

        Depositor's Telephone Number, Including Area Code: (617) 572-9196
                        ---------------------------------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              --------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                              --------------------

It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2001 pursuant to Rule 24f-2 on March 20, 2002.

                           PROSPECTUS DATED MAY 1, 2002
--------------------------------------------------------------------------------
                     INDEPENDENCE PREFERRED VARIABLE ANNUITY
--------------------------------------------------------------------------------

       a deferred combination fixed and variable annuity contract issued by
             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

     The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

-----------------------------------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION              MANAGED BY
  --------------------------              ----------
  Equity Index .........................  SSgA Funds Management, Inc.
  Large Cap Value ......................  T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM) .............  Goldman Sachs Asset Management
  Large Cap Growth .....................  Independence Investment LLC
  Large Cap Aggressive Growth ..........  Alliance Capital Management L.P.
  Growth & Income ......................  Independence Investment LLC and Putnam Investment Management LLC
  Fundamental Value ....................  Wellington Management Company, LLP
  Multi Cap Growth .....................  Janus Capital Management LLC
  Fundamental Growth ...................  Putnam Investment Management LLC
  Small/Mid Cap CORE(SM) ...............  Goldman Sachs Asset Management
  Small/Mid Cap Growth .................  Wellington Management Company, LLP
  Small Cap Equity .....................  Capital Guardian Trust Company
  Small Cap Value ......................  T. Rowe Price Associates, Inc.
  Small Cap Growth .....................  John Hancock Advisers, LLC
  International Equity Index ...........  Independence Investment LLC
  International Opportunities ..........  T. Rowe Price International, Inc.
  Emerging Markets Equity ..............  Morgan Stanley Investment Management Inc.
  Real Estate Equity ...................  Independence Investment LLC and Morgan Stanley Investment
                                          Management Inc.
  Managed ..............................  Independence Investment LLC and Capital Guardian Trust Company
  Global Balanced ......................  Capital Guardian Trust Company
  Short-Term Bond ......................  Independence Investment LLC
  Bond Index ...........................  Mellon Bond Associates, LLP
  Active Bond ..........................  John Hancock Advisers, LLC
  High Yield Bond ......................  Wellington Management Company, LLP
  Global Bond ..........................  Capital Guardian Trust Company
  Money Market .........................  Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as funds. In the prospectuses for the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

     The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

     For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction. We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

     We refer to the variable investment options and the fixed investment option together as investment options.


                      JOHN HANCOCK ANNUITY SERVICING OFFICE
                      -------------------------------------

              EXPRESS DELIVERY                   U.S. MAIL
              ----------------                   ---------
           529 Main Street (X-4)               P.O. Box 111
           Charlestown, MA 02129             Boston, MA 02117


           PHONE: 1-800-732-5543           FAX: 1-617-886-3048

     Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

**********************************************************

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

          .    The first section contains an "INDEX OF KEY WORDS."

          . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

          . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

          . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

          . "CONDENSED FINANCIAL INFORMATION" follows the "Additional Information." This gives some basic information about the size and past performance of the variable investment options.

     The Series Fund's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.

--------------------------------------------------------------------------------
                                IMPORTANT NOTICES

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

We've also filed with the SEC a "Statement of Additional Information," dated May 1, 2002. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 32.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
-------------------------------------------------------------------------------

                                INDEX OF KEY WORDS

We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                               PAGE
  Accumulation units..................................     22
  Annuitant...........................................     10
  Annuity payments....................................     12
  Annuity period......................................     12
  Contract year.......................................     10
  Date of issue.......................................     10
  Date of maturity....................................     10
  Free withdrawal amount..............................     16
  Funds...............................................      2
  Fixed investment option.............................      2
  Investment options..................................      2
  Premium payments....................................     10
  Surrender...........................................     16
  Surrender value.....................................     17
  Variable investment options.........................  cover
  Withdrawal..........................................     16
  Withdrawal charge...................................     17

                                    FEE TABLE

     The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state).

CONTRACTOWNER TRANSACTION EXPENSES AND ANNUAL CONTRACT FEE

    .  Maximum Withdrawal Charge (as % of amount withdrawn)                  8%

    .  Annual Contract Fee (applies only to contracts of less than
       $10,000)                                                            $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A % OF THE AVERAGE TOTAL VALUE OF THE CONTRACT)

    .  Mortality and Expense Risk Charge                   1.15%
    .  Administrative Services Charge                      0.35%
                                                           -----
    .  Total Annual Contract Charge                        1.50%

        These annual contract expenses don't apply to amounts held in the fixed investment option.

ANNUAL FUND EXPENSES (BASED ON % OF AVERAGE NET ASSETS)

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the contracts, and those expenses may vary from year to year.

                                                                                                 --------------
                                                                                                   Total Fund        Total Fund
                                                  Investment  Distribution and  Other Operating    Operating         Operating
                                                  Management      Service        Expenses With    Expenses With   Expenses Absent
Fund Name                                             Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimburseme
---------                                         ----------  ----------------  ---------------  --------------   ----------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I (NOTE 1):
Equity Index ...................................    0.13%           N/A              0.07%           0.20%         0.20%
Large Cap Value.................................    0.75%           N/A              0.08%           0.83%         0.83%
Large Cap Value CORE (SM) ......................    0.75%           N/A              0.10%           0.85%         0.88%
Large Cap Growth ...............................    0.38%           N/A              0.03%           0.41%         0.41%
Large Cap Aggressive Growth ....................    0.87%           N/A              0.10%           0.97%         1.06%
Growth & Income ................................    0.67%           N/A              0.05%           0.72%         0.72%
Fundamental Value *.............................    0.89%           N/A              0.10%           0.99%         1.20%
Multi Cap Growth*...............................    0.93%           N/A              0.10%           1.03%         1.03%
Fundamental Growth .............................    0.90%           N/A              0.10%           1.00%         1.19%
Small/Mid Cap CORE (SM) ........................    0.80%           N/A              0.10%           0.90%         1.15%
Small/Mid Cap Growth ...........................    0.97%           N/A              0.10%           1.07%         1.07%
Small Cap Equity ...............................    0.90%           N/A              0.10%           1.00%         1.02%
Small Cap Value ................................    0.95%           N/A              0.10%           1.05%         1.08%
Small Cap Growth ...............................    1.05%           N/A              0.10%           1.15%         1.17%
International Equity Index......................    0.17%           N/A              0.10%           0.27%         0.40%
International Opportunities.....................    1.14%           N/A              0.10%           1.24%         1.39%
Emerging Markets Equity.........................    1.52%           N/A              0.10%           1.62%         4.24%
                                                                                                 --------------

 .                                     5

                                                                                                   -------------
                                                                                                    Total Fund       Total Fund
                                                   Investment  Distribution and  Other Operating    Operating         Operating
                                                   Management      Service        Expenses With    Expenses With   Expenses Absent
Fund Name                                              Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimburseme
--------                                           ----------  ----------------  ---------------   -------------   ---------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I - CONTINUED (NOTE 1):
Real Estate Equity .............................      1.00%           N/A              0.07%           1.07%         1.07%
Managed.........................................      0.67%           N/A              0.06%           0.73%         0.73%
Global Balanced.................................      1.05%           N/A              0.10%           1.15%         1.36%
Short-Term Bond.................................      0.60%           N/A              0.08%           0.68%         0.68%
Bond Index......................................      0.15%           N/A              0.09%           0.24%         0.24%
Active Bond.....................................      0.62%           N/A              0.05%           0.67%         0.67%
High Yield Bond.................................      0.80%           N/A              0.10%           0.90%         1.00%
Global Bond.....................................      0.85%           N/A              0.10%           0.95%         0.95%
Money Market....................................      0.25%           N/A              0.07%           0.32%         0.32%
                                                                                                   -------------

 NOTES TO ANNUAL FUND EXPENSES
   (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value and Small Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets Equity, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

   * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."




EXAMPLES

The examples on the following two pages illustrate the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets. These examples do not include any applicable premium taxes. The examples should not be considered representations of past or future expenses; actual charges may be greater or less than those shown above. The examples assume fund expenses at rates set forth above for 2001, after reimbursements. The annual contract fee has been included as an annual percentage of assets.

If you "surrender" (turn in) your contract at the end of the applicable time period, you would pay:

---------------------------------------------------------------------
                               1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
  Equity Index                   $ 89     $126    $155      $203
---------------------------------------------------------------------
  Large Cap Value                $ 96     $145    $188      $269
---------------------------------------------------------------------
  Large Cap Value CORE(SM)       $ 96     $146    $189      $271
---------------------------------------------------------------------
  Large Cap Growth               $ 92     $132    $166      $225
---------------------------------------------------------------------
  Large Cap Aggressive Growth    $ 97     $149    $195      $283
---------------------------------------------------------------------
  Growth & Income                $ 95     $142    $182      $257
---------------------------------------------------------------------
  Fundamental Value              $ 97     $150    $196      $285
---------------------------------------------------------------------
  Multi Cap Growth               $ 98     $151    $198      $289
---------------------------------------------------------------------
  Fundamental Growth             $ 98     $150    $196      $286
---------------------------------------------------------------------
  Small/Mid Cap CORE(SM)         $ 97     $147    $191      $276
---------------------------------------------------------------------
  Small/Mid Cap Growth           $ 98     $152    $200      $292
---------------------------------------------------------------------
  Small Cap Equity               $ 98     $150    $196      $286
---------------------------------------------------------------------
  Small Cap Value                $ 98     $152    $199      $290
---------------------------------------------------------------------
  Small Cap Growth               $ 99     $155    $204      $300
---------------------------------------------------------------------
  International Equity Index     $ 90     $128    $159      $211
---------------------------------------------------------------------
  International Opportunities    $100     $157    $208      $309
---------------------------------------------------------------------
  Emerging Markets Equity        $104     $169    $227      $345
---------------------------------------------------------------------
  Real Estate Equity             $ 98     $152    $200      $292
---------------------------------------------------------------------
  Managed                        $ 95     $142    $183      $258
---------------------------------------------------------------------
  Global Balanced                $ 99     $155    $204      $300
---------------------------------------------------------------------
  Short-Term Bond                $ 94     $140    $180      $253
---------------------------------------------------------------------
  Bond Index                     $ 90     $127    $157      $207
---------------------------------------------------------------------
  Active Bond                    $ 94     $140    $180      $252
---------------------------------------------------------------------
  High Yield Bond                $ 97     $147    $191      $276
---------------------------------------------------------------------
  Global Bond                    $ 97     $149    $194      $281
---------------------------------------------------------------------
  Money Market                   $ 91     $129    $162      $216
---------------------------------------------------------------------

If you begin receiving payments under one of our annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

------------------------------------------------------------------
                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------
  Equity Index                    $17     $54     $ 93      $203
------------------------------------------------------------------
  Large Cap Value                 $24     $73     $126      $269
------------------------------------------------------------------
  Large Cap Value CORE(SM)        $24     $74     $127      $271
------------------------------------------------------------------
  Large Cap Growth                $20     $61     $104      $225
------------------------------------------------------------------
  Large Cap Aggressive Growth     $25     $78     $133      $283
------------------------------------------------------------------
  Growth & Income                 $23     $70     $120      $257
------------------------------------------------------------------
  Fundamental Value               $25     $78     $134      $285
------------------------------------------------------------------
  Multi Cap Growth                $26     $79     $136      $289
------------------------------------------------------------------
  Fundamental Growth              $26     $78     $134      $286
------------------------------------------------------------------
  Small/Mid Cap CORE(SM)          $25     $75     $129      $276
------------------------------------------------------------------
  Small/Mid Cap Growth            $26     $81     $138      $292
------------------------------------------------------------------
  Small Cap Equity                $26     $78     $134      $286
------------------------------------------------------------------
  Small Cap Value                 $26     $80     $137      $290
------------------------------------------------------------------
  Small Cap Growth                $27     $83     $141      $300
------------------------------------------------------------------
  International Equity Index      $18     $56     $ 97      $211
------------------------------------------------------------------
  International Opportunities     $28     $86     $146      $309
------------------------------------------------------------------
  Emerging Markets Equity         $32     $97     $164      $345
------------------------------------------------------------------
  Real Estate Equity              $26     $81     $138      $292
------------------------------------------------------------------
  Managed                         $23     $70     $120      $258
------------------------------------------------------------------
  Global Balanced                 $27     $83     $141      $300
------------------------------------------------------------------
  Short-Term Bond                 $22     $69     $118      $253
------------------------------------------------------------------
  Bond Index                      $18     $55     $ 95      $207
------------------------------------------------------------------
  Active Bond                     $22     $69     $117      $252
------------------------------------------------------------------
  High Yield Bond                 $25     $75     $129      $276
------------------------------------------------------------------
  Global Bond                     $25     $77     $132      $281
------------------------------------------------------------------
  Money Market                    $19     $58     $100      $216
------------------------------------------------------------------

                                BASIC INFORMATION

     This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                                                      STARTING ON PAGE
  --------                                                                      ----------------

What is the contract? .................................................................  10

Who owns the contract? ................................................................  10

Is the owner also the annuitant? ......................................................  10

How can I invest money in a contract? .................................................  10

How will the value of my investment in the contract change over time? .................  11

What annuity benefits does the contract provide? ......................................  12

To what extent can JHVLICO vary the terms and conditions of the contracts? ............  12

What are the tax consequences of owning a contract? ...................................  13

How can I change my contract's investment allocations? ................................  13

What fees and charges will be deducted from my contract? ..............................  15

How can I withdraw money from my contract? ............................................  18

What happens if the annuitant dies before my contract's date of maturity? .............  19

Can I return my contract? .............................................................  19

WHAT IS THE CONTRACT?

     The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

     In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

     We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $1,000 for an individual retirement account or a qualified plan. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $50.

Applying for a contract

     An authorized representative of John Hancock through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

     You can make premium payments of up to $500,000 in any one contract year ($100,000 into the fixed investment option, after the initial premium payment which can be as much as $500,000). The total of all new premium payments and transfers that you allocate to any one variable investment option in any one contract year may not exceed $1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85th birthday.

     We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

     Premium payments made by check or money order should be:

 .   drawn on a U.S. bank,

 .   drawn in U.S. dollars, and

 .   made payable to "John Hancock."

     We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Premium payments after the initial premium payment should be sent to the John Hancock Annuity Servicing Office at the address shown on page 2 of this prospectus. We will accept your initial premium payment by exchange from another insurance company. You can find information about other methods of premium payment by contacting your JHVLICO representative or by contacting the John Hancock Annuity Servicing Office.

     Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the John Hancock Annuity Servicing Office.

Premium payments by wire

     If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

     If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

..    issue a contract;

..    accept premium payments;  or

..    allow other transactions.

     After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table beginning on page 5. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 15.

     Each premium payment you allocate to the fixed investment option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the fixed investment option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a variable investment option will be treated as a premium payment.

     Under current practice, we credit interest to amounts allocated to the fixed investment option based on the size of the initial premium payment, We credit a higher rate for initial premium payments of $10,000 or more. The rate of interest credited on each amount varies based upon when that amount was allocated to the fixed investment option.

     At any time before the date of maturity, the total value of your contract equals

..    the total amount you invested,

..    minus all charges we deduct,

..    minus all withdrawals you have made,

..    plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option,

..    plus the interest we credit to any of your contract's value while it is in the fixed investment option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page 22, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

..    partial withdrawal (including systematic withdrawals),

..    full withdrawal ("surrender"),

..    payment of any death benefit proceeds, and

..    periodic payments under one of our annuity payment options.

     How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

..    the type of the distribution,

..    when the distribution is made,

..    the nature of any tax-qualified retirement plan for which the contract is being used, if any, and

..    the circumstances under which the payments are made

     If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

     Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

     THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

     When you apply for your contract, you specify the investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

     At any one time, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

     Up to 12 times during each year of your contract, you may transfer, free of charge, all or part of the assets held in one investment option to any other investment option. We reserve the right to assess a charge of up to $25 for transfer beyond the first 12 transfers per year. Transfers under our dollar-cost averaging program count toward the 12 free transfers you are allowed each year.

     A number of restrictions apply to transfers in general.  You may NOT

 .  transfer assets within 30 days prior to the contract's date of maturity,

 . transfer more than $1,000,000 in a contract year into any one variable investment option, without our prior approval,

 . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options, or

 . make any transfer during the annuity period that would result in more than 4 investment options being used at once.

     In addition, certain restrictions apply specifically to transfers involving the fixed investment option. You may NOT

 . transfer assets to or from the fixed investment option during the annuity period,

 . transfer or deposit (exclusive of the initial premium payment) more than $100,000 into the fixed investment option during a contract year,

 . make any transfers into the fixed investment option within six months of a transfer out of the fixed investment option,

 . transfer out of the fixed investment option more than once during a contract year and only on or within 30 days after the anniversary of your contract's issuance ("contract anniversary"),

 . transfer or deposit money into the fixed investment option after the 10th contract year, or

 . transfer out of the fixed investment option more than the greater of $500 or 20% of your assets in the fixed investment option in any one contract year.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

Procedure for transferring your assets

     You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the one of the locations shown on page
2. Your request should include

 .  your name,

 .  daytime telephone number,

 .  contract number,

 .  the names of the investment options being transferred to and from each, and

 .  the amount of each transfer.

     The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone transfers

     Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

Dollar-cost averaging program

     You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:

 . you may elect the program only if the total value of your contract equals $20,000 or more,

 .  the amount of each transfer must equal at least $250,

 . you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone,

 .  you may discontinue the program at any time,

 . the program continues until the earlier of (1) 12, 24, or 36 months (whichever you elect) or (2) full liquidation of the variable investment option from which we are taking the transfers,

 . automatic transfers to or from the fixed investment option are not permitted,

 . you cannot elect the dollar-cost averaging program if you are participating in the systematic withdrawal plan.

We reserve the right to terminate the program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

     We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contracts. On an annual basis, this charge equals 1.15% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in our fixed investment option.)

     In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

     We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.35% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

     Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each investment option you are then using. However, we will not deduct any portion of the annual contract fee from the fixed investment option if such deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

     We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

     In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

     If you withdraw some money from your contract prior to the date of maturity (a "partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity (a "total withdrawal" or "surrender"), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the contracts, including commissions paid and other distribution costs.

     Here's how we determine the charge: In any contract year, you may withdraw up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the "free withdrawal amount." However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

     The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as follows:

          YEARS FROM DATE OF PREMIUM PAYMENT TO
             DATE OF SURRENDER OR WITHDRAWAL       WITHDRAWAL CHARGE*
          ------------------------------------------------------------
             7 or more ........................      0%
          ------------------------------------------------------------
             5 but less than 7 ................      6%
          ------------------------------------------------------------
             3 but less than 5 ................      7%
          ------------------------------------------------------------
             less than 3 ......................      8%
          ------------------------------------------------------------


     * AS A PERCENTAGE OF THE AMOUNT OF SUCH PREMIUM THAT WE CONSIDER TO HAVE BEEN WITHDRAWN (INCLUDING THE WITHDRAWAL CHARGE), AS EXPLAINED IN THE TEXT IMMEDIATELY BELOW.

     Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next
             -----                                        ----
earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

     The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.

     Here's how we deduct the withdrawal charge: We deduct the withdrawal charge proportionally from each investment option being reduced by the surrender or
--------------
withdrawal. For example, if 60% of the withdrawal amount comes from a "Growth & Income" variable investment option and 40% from a money market variable investment option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the money market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

     You will find examples of how we compute the withdrawal charge in Appendix A to this prospectus.

     When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:

 . on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

 . on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

     In addition, under our exchange offer program, certain pension plans may be eligible to exchange their contracts, without charge, for shares of certain mutual funds distributed by John Hancock Funds, Inc. Under the terms of the exchange offer, any remaining withdrawal charge applicable to any contract exchanged would be waived at the time of the exchange transaction. You can participate in the exchange offer only if your contract was purchased on behalf of either

 . a pension plan qualified under Section 401(k) of the Internal Revenue Code of 1986 or

 . a targeted benefit pension plan where plan assets are not allocated specifically as being for the account of individual plan participants.

     The exchange offer was expected to remain open until March 1, 1999, but could be extended for particular offerees under special circumstances. Such extensions have occurred and may continue to occur for an indefinite period of time.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

     Prior to your contract's date of maturity, if the annuitant is living, you may:

 . surrender your contract for a cash payment of its "surrender value," or

 . make a partial withdrawal of the surrender value.

     The surrender value of a contract is the total value of a contract, minus
                                                                         -----
the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

     Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
25. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

     We will deduct any partial withdrawal proportionally from each of your
                                           --------------
investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal

 .  for an amount less than $100, or

 .  if the remaining total value of your contract would be less than $1,000.

     If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

     You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Systematic withdrawal plan

     Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 11, and "What fees and charges will be deducted from my contract?" beginning on page 15. The same tax consequences also generally will apply.

     The following conditions apply to systematic withdrawal plans:

 . you may elect the plan only if the total value of your contract equals $25,000 or more,

 . in any one contract year, you may not withdraw more than 10% of the total value of your contract at the beginning of the contract year,

 .  the amount of each systematic withdrawal must equal at least $100,

.. if the amount of each withdrawal drops below $100 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you,

..  you may cancel the plan at any time,

.. you cannot elect this plan if you are participating in the dollar-cost averaging program.

   We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

   If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greatest of:
                           --------

      (1) the total value of your contract, or

      (2) the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges, or

      (3) in states where permitted by law, the highest total value of your contract as of any third interval anniversary of your contract to date (preceding the anniversary nearest the annuitant's 81st birthday), plus any premium payments you have made since that
                     ----
          anniversary, minus any withdrawals you have taken (and any related
                       -----
          withdrawal charges) since that anniversary.

   We calculate the amounts in clauses (1) and (2) as of the day we receive, at the John Hancock Annuity Servicing Office:

 . proof of the annuitant's death, and

 . any required instructions as to method of settlement.

   We calculate the amount in clause (3) as follows: On the third anniversary of your contract (and every third anniversary thereafter until the anniversary closest to the annuitant's 81st birthday), we compute the total value of your contract adjusting for premium payments and partial withdrawals since that anniversary. We compare that amount to amounts in clauses (1) and (2). The greatest of these three amounts forms a minimum which may increase on subsequent third interval anniversaries with favorable investment performance and additional premium payments but will never decrease unless partial withdrawals are taken.

   Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page 23.

CAN I RETURN MY CONTRACT?

   In most cases, you have the right to cancel your contract within 10 days
(or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

 . JHVLICO at the address shown on page 2, or

 . the JHVLICO representative who delivered the contract to you.

   In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                             ADDITIONAL INFORMATION

     This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 10 through 19.

     CONTENTS OF THIS SECTION                                    STARTING ON PAGE
     Description of JHVLICO ...........................................   21

     Who should purchase a contract ...................................   21

     How we support the variable investment options ...................   21

     The accumulation period ..........................................   22

     The annuity period ...............................................   22

     Variable investment option valuation procedures ..................   24

     Distribution requirements following death of owner ...............   24

     Miscellaneous provisions .........................................   24

     Tax information ..................................................   25

     Performance information ..........................................   30

     Reports ..........................................................   31

     Voting privileges ................................................   31

     Certain changes ..................................................   31

     Distribution of contracts ........................................   31

     Experts. .........................................................   32

     Registration statement ...........................................   32

     Condensed Financial Information ..................................   32

     Appendix A - Examples of withdrawal charge calculation ...........   40

     Appendix B - Contract loans under Section 403(b) ("TSA loans") ...   42

DESCRIPTION OF JHVLICO

     We are JHVLICO, a stock life insurance company organized, in 1979, under the laws of the Commonwealth of Massachusetts. We have authority to transact business in all states, except New York. We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. At year end 2001, John Hancock's assets were approximately $81 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation.

     It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

WHO SHOULD PURCHASE A CONTRACT?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

 . traditional individual retirement annuity plans ("traditional IRAs") satisfying the requirements of Section 408 of the Code;

 .   SIMPLE IRA plans adopted under Section 408(p) of the Code;

 . Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

 . annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

     We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 26.

     When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

     We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

     To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

     We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     The Account's assets, including the Series Fund's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

THE ACCUMULATION PERIOD

Your value in our variable investment options

     Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

     To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

     ----------------------------------------------------
      dollar amount of transaction
                          DIVIDED BY
      value of one accumulation unit for the applicable
      variable investment option at the time of such
      transaction
     ----------------------------------------------------

     The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

     ----------------------------------------------------
      number of accumulation units in the variable
      investment options
                       TIMES
      value of one accumulation unit for the applicable
      variable investment option that time
     ----------------------------------------------------

Your value in the fixed investment option

     On any date, the total value of your contract in the fixed investment option equals:

 . the amount of premium payments or transferred amounts allocated to the fixed investment option, MINUS

 . the amount of any withdrawals or transfers paid out of the fixed investment option, PLUS

 . interest compounded daily on any amounts in the fixed investment option at the effective annual rate of interest we have declared, MINUS

 . the amount of any charges and fees deducted from the fixed investment option.

THE ANNUITY PERIOD

Date of maturity

     Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be

 . at least 6 months after the date the first premium payment is applied to your contract and

 .   no later than the maximum age specified in your contract (normally age
     85).

     Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 26.)

Choosing fixed or variable annuity payments

     During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

     We will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

     Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" below).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is less than $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

     Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if

 .   you have not made an election prior to the annuitant's death;

 . the beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

 . the beneficiary notifies us of the election prior to the date the proceeds become payable.

     You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

     Here's how it works:

 . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

 . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

 . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

     Assumed investment rate

     The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

     You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

     The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of

 . the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

 . the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

     Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

     OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

     Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

     OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

If the payee is more than 85 years old on the date of maturity, the following two options are not available:

 . Option A: "life annuity with 5 years guaranteed" and

 . Option B: "life annuity without further payment on the death of payee."

 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

     We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

     If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the adjacent box. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

     The Code imposes very similar distribution requirements on contracts used to fund tax-qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

     Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

-------------------------------------------------------------------------------
IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:
 . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.
 . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:
     (1) paid out in full within five years of your death or

     (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
     If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:
 .   the surrender value if paid out in full within five years of your death, or
 . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:
 . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
-------------------------------------------------------------------------------

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

     To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

      Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

 .    the rights of any assignees of record,

 .    any action taken prior to receipt of the notice, and

 .    certain other conditions.

      An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

      We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

      The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

        Undistributed gains

      We believe the contracts will be considered annuity contracts under
Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

      However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

        Annuity payments

      When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

      The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

        Surrenders, withdrawals and death benefits

      When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

      When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

      For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by JHVLICO or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

      All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

      Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

        Penalty for premature withdrawals

       The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

        Puerto Rico annuity contracts not purchased to fund a tax qualified plan

      Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

      Each of the funds of the Series Funds intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

      The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

      We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

      The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

        Tax-free rollovers

      For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

 .    a traditional IRA to another traditional IRA,

 . a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

 . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

 . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

 . a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

 . a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

      In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

        Traditional IRAs

      Annual contribution limit. A traditional individual retirement annuity (as
      -------------------------
defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

 .    100% of compensation includable in your gross income, or

 . the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

      Catch-Up Contributions. An IRA holder age 50 or older may increase
      ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

      Spousal IRA. You may also purchase an IRA contract for the benefit of your
      -----------
spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

      Deductibility of contributions. You may be entitled to a full deduction, a
      ------------------------------
partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

      The amount of your deduction is based on the following factors:

 . whether you or your spouse is an active participant in an employer sponsored retirement plan,

 .    your federal income tax filing status, and

 .    your "Modified Adjusted Gross Income."

      Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

      Distributions. In general, all amounts paid out from a traditional IRA
      -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

      The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

        Roth IRAs

      Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In
      -------------------------
general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

      The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

      Catch-Up Contributions. A Roth IRA holder age 50 or older may increase
      ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

      Spousal IRA. You may also purchase a Roth IRA contract for the benefit of
      -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

      Distributions. If you hold your Roth IRA for at least five years the payee
      -------------
will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

 .    after you reach age 59 1/2,

 .    on your death or disability, or

 . to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

      Conversion to a Roth IRA.  You can convert a traditional IRA to a Roth
      ------------------------
IRA, unless

 .    you have adjusted gross income over $100,000, or

 .    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

      You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

        SIMPLE IRA plans

      In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

      Catch-Up Contributions.  A SIMPLE IRA holder age 50 or older may increase
      ----------------------
contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
 After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

      Distributions.  The requirements for minimum distributions from a SIMPLE
      -------------
IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

        Simplified Employee Pension plans (SEPs)

      SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

      Distributions. The requirements for minimum distributions from a SEP-IRA,
      -------------
and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

        Section 403(b) plans

      Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

      Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits" on page 30). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

      Catch-Up Contributions. A Section 403(b) plan participant age 50 or older
      ----------------------
may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits" on page 30.)

      Distributions. When we make payments from a 403(b) contract on surrender
      -------------
of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

 .    on the employee's separation from service, death, or disability,

 . with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

 .   transfers and exchanges to other products that qualify under Section
     403(b).

     Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

     Pension and profit sharing plans qualified under Section 401(a)

     In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

     Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

     The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

     Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

      "Top-heavy" plans

     Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

     Section 457 deferred compensation plans

     Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

 .   a state,

 .   a political subdivision of a state,

 . an agency or instrumentality or a state or political subdivision of a state, or

 .   a tax-exempt organization.

     As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

     The deferred compensation plan must satisfy several conditions, including the following:

 . the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

 . all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

     Annual contribution limit.   The amount of the non-taxable contributions
     -------------------------
made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits" on the following page.)

     Catch-Up Contributions.  A 457 plan participant age 50 or older may
     ----------------------
increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits" on the following page.)

     Distributions.  When we make payments under your contract in the form of an
     -------------
annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

   Elective Deferral Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

   Elective Catch-up Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

   Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

   Puerto Rico annuity contracts purchased to fund a tax-qualified plan

  The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

  The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level"
performance.   In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

  Total return at the Account level is the percentage change between:

.. the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

.. the value at the end of such period.

At the Account level, total return reflects adjustments for:

.. the mortality and expense risk charges,

.. the administrative charge,

.. the annual contract fee, and

.. any withdrawal charge payable if the owner surrenders his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

  We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is the same as the standard format, except that it will not reflect any withdrawal charge and it may be for additional durations.

  We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

     Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

     Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax or any withdrawal charge.

REPORTS

     At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES

     At meetings of the Series Fund's shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

     We reserve the right, subject to applicable law, including any required shareholder approval,

  . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

  . to add or delete variable investment options,

  . to change the underlying investment vehicles,

  . to operate the Account in any form permitted by law, and

  . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

     Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

     We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

     The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

  . the size of the initial premium payment,

  . the size of the group or class,

  . the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

  . the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

  . the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

  . the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

     We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

     Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock.

     You can purchase a contract either through a Signator registered representative or through other broker-dealers whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers to exceed 3.0% of premium payments. Signator compensates its registered representatives for sales of the contracts on a commission and fee service basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of contracts.

EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of John Hancock Variable Annuity Account I at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT

     This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

     Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:


                                                                     page of SAI
DISTRIBUTION ...........................................................   2

CALCULATION OF PERFORMANCE DATA ........................................   2

OTHER PERFORMANCE INFORMATION ..........................................   7

CALCULATION OF ANNUITY PAYMENTS ........................................   8

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES ...................  10

PURCHASES AND REDEMPTIONS OF FUND SHARES ...............................  11

THE ACCOUNT ............................................................  11

DELAY OF CERTAIN PAYMENTS ..............................................  11

LIABILITY FOR TELEPHONE TRANSFERS ......................................  12

VOTING PRIVILEGES ......................................................  13

FINANCIAL STATEMENTS ...................................................  14

                         CONDENSED FINANCIAL INFORMATION
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

  The following table provides selected data for Independence Preferred accumulation shares for each investment option that was available during the period shown:

                                                                                                                    Period from
                             Year-Ended    Year-Ended    Year-Ended     Year-Ended    Year-Ended    Year-Ended     January 26, 1995
                            December 31,  December 31,  December 31,    December 31, December 31,  December 31,    to December 31,
                                2001          2000          1999            1998         1997         1996              1995
                            ------------ -------------- ------------   ------------  ------------  ------------   -----------------
EQUITY INDEX
Accumulation Share
 Value
  Beginning of
    period (Note 1) ......  $    19.98   $      22.33   $      18.72   $      14.79  $      11.31  $      10.00                --
  End of Period ..........  $    17.33   $      19.98   $      22.33   $      18.72  $      14.79  $      11.31                --
Number of
 Accumulation Shares
 outstanding at end
 of period ...............   1,624,789      3,796,829      3,820,327      3,637,757     2,453,427       450,914                --
GROWTH & INCOME
Accumulation share
 value:
  Beginning of period ....  $    24.83   $      29.01   $      25.34   $      19.75  $      15.44  $      13.24     $       10.00
  End of period ..........  $    20.68   $      24.83   $      29.01   $      25.34  $      19.75  $      15.44     $       13.24
Number of
 Accumulation Shares
 outstanding at end
 of period ...............   7,086,598     14,285,338     15,929,656     16,623,489    13,724,964     7,102,432         2,066,823
LARGE CAP VALUE
Accumulation Share
 Value
  Beginning of
    period (Note 1) ......  $    17.41   $      15.64   $      15.37   $      14.28  $      11.28  $      10.00                --
  End of Period ..........  $    17.36   $      17.41   $      15.64   $      15.37  $      14.28  $      11.28                --
Number of
 Accumulation Shares
 outstanding at end
 of period ...............   1,389,987      2,514,425      2,783,154      3,121,477     2,416,480       701,999                --
LARGE CAP VALUE
CORE(SM)
Accumulation Share
 Value
  Beginning of
    period (Note 3) ......  $    10.53   $      10.00             --             --            --            --                --
  End of Period ..........  $     9.88   $      10.53             --             --            --            --                --
Number of
 Accumulation Shares
 outstanding at end
 of period. ..............      34,336          9,704             --             --            --            --                --

                                                                                                                   Period from
                              Year-Ended    Year-Ended   Year-Ended    Year-Ended    Year-Ended      Year-Ended  January 26, 1995
                             December 31,  December 31, December 31,   December 31,  December 31,   December 31,   to December
                                 2001          2000         1999          1998          1997            1996          1995
                             ------------  ------------ ------------  ------------  ------------   ------------  ----------------
LARGE CAP GROWTH
Accumulation share
 value:
  Beginning of period...     $    26.09    $    15.64   $    26.39     $    19.20   $      14.88   $     12.77     $   10.00
  End of period.........     $    21.19    $    26.09   $    15.64     $    26.39   $      19.20   $     14.88     $   12.77
Number of Accumulation
 Shares outstanding at
 end of period..........      2,848,995     5,830,378    5,833,331      5,998,713      1,771,232     2,911,076       867,756

LARGE CAP AGGRESSIVE
GROWTH
Accumulation Share
 Value                                                                                                                    --
  Beginning of period
    (Note 3)............     $     7.82    $    10.00           --             --             --            --            --
  End of Period.........     $     6.57    $     7.82           --             --             --            --            --
Number of Accumulation
 Shares outstanding at
 end of period..........         11,861        24,225           --             --             --            --            --
FUNDAMENTAL VALUE
Accumulation Share
 Value
  Beginning of period
    (Note 3)............     $    11.26    $    10.00           --             --             --            --            --
  End of Period.........     $    10.31    $    11.26           --             --             --            --            --
Number of Accumulation
 Shares outstanding at
 end of period..........      1,406,217        12,889           --             --             --            --            --
MULTI CAP GROWTH
Accumulation Share
 Value
  Beginning of period
    (Note 1)............     $    21.76    $    34.44   $    16.02     $    11.69   $      10.17   $     10.00            --
  End of Period.........     $    13.52    $    21.76   $    34.44     $    16.02   $      11.69   $     10.17            --
Number of Accumulation
 Shares outstanding at
 end of period..........     $1,530,461     3,288,201    2,998,631      2,121,920      1,542,797       640,918            --

                                                                                                                      Period from
                                   Year-Ended   Year-Ended   Year-Ended   Year-Ended    Year-Ended     Year-Ended   January 26, 1995
                                  December 31, December 31, December 31,  December 31,  December 31,  December 31,  to December 31
                                      2001         2000         1999         1998          1997           1996            1995
                                  ------------ ------------ ------------ ------------  ------------  ------------  -----------------
FUNDAMENTAL GROWTH
Accumulation Share
 Value
  Beginning of period
    (Note 3) ...............       $     8.98   $    10.00           --            --           --             --             --
  End of Period ............       $     5.99   $     8.98           --            --           --             --             --
Number of
 Accumulation Shares
 outstanding at end
 of period .................           56,447      123,984           --            --           --             --             --
SMALL/MID CAP
CORE(SM)
Accumulation share
 value:
  Beginning of period
    (Note 2) ...............       $    13.09   $    12.70   $    10.69    $    10.00           --             --             --
  End of period ............       $    12.96   $    13.09   $    12.70    $    10.69           --             --             --
Number of
 Accumulation Shares
 outstanding at end
 of period .................           33,857       69,402        8,037            13           --             --             --
SMALL/MID CAP GROWTH
Accumulation share
 value
  Beginning of period.......       $    20.18   $    18.75   $    18.11    $    17.40   $    17.07     $    13.29       $  10.00
  End of period ............       $    20.45   $    20.18   $    18.75    $    18.11   $    17.40     $    17.07       $  13.29
Number of
 Accumulation Shares
 outstanding at end
 of period .................        1,419,284    2,525,196    2,890,485     3,371,066    3,799,693      3,137,620        620,479
SMALL CAP EQUITY
Accumulation Share
 Value
  Beginning of period
    (Note 1) ...............       $    10.69   $    11.92   $    12.53    $    13.52   $    10.92     $    10.00             --
  End of period ............       $    10.14   $    10.69   $    11.92    $    12.53   $    13.52     $    10.92             --
Number of
 Accumulation Shares
 outstanding at end
 of period .................          588,512    1,148,247    1,299,643     1,605,546    1,127,930        316,146             --

                                                                                                                    Period from
                         Year-Ended     Year-Ended     Year-Ended     Year-Ended     Year-Ended     Year-Ended    January 26, 1995
                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,    to December 31
                            2001           2000           1999           1998           1997           1996             1995
                        ------------   ------------   ------------   ------------   ------------   ------------   ----------------
SMALL CAP VALUE
Accumulation Share
 Value
  Beginning of
    period (Note 3)...    $    11.38     $    10.00             --             --             --             --                 --
  End of Period.......    $    13.35     $    11.38             --             --             --             --                 --
Number of
 Accumulation Shares
 outstanding at end
 of period............       240,232        232,239             --             --             --             --                 --
SMALL CAP GROWTH
Accumulation Share
 Value
  Beginning of period
    (Note 1)..........    $    16.25     $    20.99     $    12.51    $     11.09     $     9.85       $  10.00                 --
  End of period.......    $    13.99     $    16.25     $    20.99    $     12.51     $    11.09       $   9.85                 --
Number of
 Accumulation Shares
 outstanding at end
 of period............     1,089,883      2,498,801      2,069,208     19,911,189      1,595,204        664,827                 --
INTERNATIONAL EQUITY
INDEX
Accumulation share
 value:
  Beginning of period     $     8.70     $    17.14     $    13.29    $     11.17     $    11.94       $  11.10          $   10.00
  End of period.......    $    10.95     $     8.70     $    17.14    $     13.29     $    11.17       $  11.94          $   11.10
Number of
Accumulation Shares
 outstanding at end
 of period............       706,782          4,338      1,704,027      1,463,435      1,394,138        947,816            277,248
INTERNATIONAL
OPPORTUNITIES
Accumulation Share
 Value
  Beginning of period
    (Note 1)..........    $    13.18     $    15.99     $    12.12    $     10.61     $    10.56       $  10.00                 --
  End of period.......    $    10.27     $    13.18     $    15.99    $     12.12     $    10.61       $  10.56                 --
Number of
 Accumulation Shares
 outstanding at end
 of period............       471,533      1,015,402        891,023        926,001        822,385        331,927                 --

                                                                                                                     Period from
                           Year-Ended     Year-Ended     Year-Ended     Year-Ended     Year-Ended     Year-Ended   January 26, 1995
                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   to December 31
                              2001           2000           1999           1998           1997           1996            1995
                          ------------   ------------   ------------   ------------   ------------   ------------  ----------------
EMERGING MARKETS
EQUITY
Accumulation share
 value:
  Beginning of
    period (Note 2).....    $     9.78    $     16.55    $      9.27    $     10.00             --             --                --
  End of period.........    $     9.28    $      9.78    $     16.55    $      9.27             --             --                --
Number of
 Accumulation Shares
 outstanding at end
 of period..............       119,240        348,611        135,743             --             --             --                --
REAL ESTATE EQUITY
Accumulation share
 value:
  Beginning of period...    $    17.78    $     13.64    $     14.08    $     17.16    $     14.86    $     11.34        $    10.00
  End of period.........    $    18.52    $     17.78    $     13.64    $     14.08    $     17.16    $     14.86        $    11.34
Number of
 Accumulation Shares
 outstanding at end
 of period..............       557,490        937,972      1,039,395      1,376,429      1,444,160        528,458           141,749
MANAGED
Accumulation share
 value:
  Beginning of period       $    19.83    $     20.13    $     18.73    $     15.79    $     13.50    $     12.37        $    10.00
  End of period.........    $    18.98    $     19.83    $     20.13    $     18.73    $     15.79    $     13.50        $    12.37
Number of
 Accumulation Shares
 outstanding at end
 of period..............     9,116,538     19,963,905     22,727,267     23,584,757     20,146,894     12,509,325         3,542,190
GLOBAL BALANCED
Accumulation share
 value:
  Beginning of
    period (Note 2).....    $    11.52    $     12.86    $     12.42    $     10.68    $     10.57    $     10.00                --
  End of period.........    $    10.61    $     11.52    $     12.86    $     12.42    $     10.68    $     10.57                --
Number of
 Accumulation Shares
 outstanding at end
 of period..............       171,010        436,479        504,567        575,695        469,989        232,388                --
SHORT-TERM BOND
Accumulation share
 value:
  Beginning of period       $    13.12    $     12.33    $     12.16    $     11.66    $     11.13    $     10.90        $    10.00
  End of period.........    $    13.97    $     13.12    $     12.33    $     12.16    $     11.66    $     11.13        $    10.90
Number of
 Accumulation Shares
 outstanding at end
 of period..............       701,120      1,431,005      1,597,049      1,965,016      1,591,452      1,112,035           373,171

                                                                                                                      Period from
                             Year-Ended     Year-Ended     Year-Ended     Year-Ended      Year-Ended    Year-Ended  January 26, 1995
                            December 31,   December 31,   December 31,   December 31,    December 31,  December 31, to December 31
                                2001           2000           1999           1998            1997          1996           1995
                            ------------   ------------   ------------   ------------   ------------   ------------ ----------------
BOND INDEX
Accumulation share
 value:
  Beginning of
    period (Note 2) ....     $     10.57    $      9.60    $     10.00    $     10.00             --             --               --
  End of period ........     $     11.23    $     10.57    $      9.60    $     10.00             --             --               --
Number of
 Accumulation
 Shares outstanding
 at end of period ......         119,193        149,804         38,332          4,781             --             --               --
ACTIVE BOND
Accumulation share
 value:
  Beginning of period ..     $     14.68    $     13.49    $     13.83    $     12.97    $     11.96    $     11.66        $   10.00
  End of period ........     $     15.55    $     14.68    $     13.49    $     13.83    $     12.97    $     11.96        $   11.66
Number of
  Accumulation Shares
  outstanding at end
  of period ............       2,651,473      5,015,162      5,931,655      7,060,247      4,981,289      2,750,678          727,898
HIGH YIELD BOND
Accumulation share
 value:
  Beginning of
   period (Note 2) .....     $      9.00    $     10.24    $      9.89    $     10.00             --             --               --
  End of period ........     $      9.05    $      9.00    $     10.24    $      9.89             --             --               --
Number of
 Accumulation
 Shares outstanding
 at end of period ......          99,742        108,065         65,907         11,612             --             --               --
GLOBAL BOND
Accumulation Share
 Value
  Beginning of
    period (Note 1) ....     $     12.98    $     11.76    $     12.20    $     11.35    $     10.56    $     10.00               --
  End of period ........     $     12.60    $     12.98    $     11.76    $     12.20    $     11.35    $     10.56               --
Number of
 Accumulation
 Shares outstanding
 end of period .........         698,809      1,617,495      1,939,274      2,327,990      1,455,988        388,491               --

                                                                                                                   Period from
                             Year-Ended    Year-Ended    Year-Ended    Year-Ended    Year-Ended    Year-Ended   January 26, 1995
                            December 31,  December 31,  December 31,  December 31,  December 31,  December 31,   to December 31,
                                2001          2000          1999          1998          1997          1996             1995
                            ------------  ------------  ------------  ------------  ------------  ------------  ----------------
MONEY MARKET
Accumulation share
 value:
  Beginning of period ....    $    12.63    $    12.06    $    11.65    $    11.22    $    10.80    $    10.41       $     10.00
  End of period ..........    $    12.93    $    12.63    $    12.06    $    11.65    $    11.22    $    10.80       $     10.41
Number of
 Accumulation Shares
 outstanding at end
 of period ...............     2,479,523     3,823,247     5,770,707     4,529,599     4,567,952     3,168,756         1,077,898

    (1)  Values shown for 1996  begin on May 1, 1996.
    (2)  Values shown for 1998 begin on May 1, 1998.
    (3)  Values shown for 2000 begin on May 1, 2000.

              APPENDIX A - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

 ASSUME THE FOLLOWING FACTS:
 . On January 1, 1996, you make a $5000 initial premium payment and we issue you a contract.
 .  On January 1, 1997, you make a $1000 premium payment
 .  On January 1, 1998, you make a $1000 premium payment.
 . On January 1, 1999, the total value of your contract is $9000 because of good investment earnings.

    Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 1999. In this case, assuming no prior withdrawals, we would deduct a CDSL of $399.89. We withdraw a total of $5600.11 from your contract.

    $6000.00  --  withdrawal request payable to you
    + 399.89  --  withdrawal charge payable to us
    --------
    $5600.11  --  total amount withdrawn from your contract

 HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

1. We FIRST reduce your $5,000 INITIAL PREMIUM DEPOSIT by the three annual $30 contract fees we assessed on January 1, 1997, 1998, and 1999. We withdraw the remaining $4910 from your contract.

      $5000
        -30   --  1997 contract fee payable to us
        -30   --  1998 contract fee payable to us
        -30   --  1999 contract fee payable to us
      -----
      $4910   --  amount of your initial premium payment we would consider to be withdrawn.

    Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial premium payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $280.70 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3729.30 to you as a part of your withdrawal request.

    $   4910
        -900  --  free withdrawal amount (payable to you)
    --------
    $   4010
    x    .07
    --------
    $ 280.70  --  withdrawal charge on initial premium payment (payable to us)

    $4010.00
     -280.70
    --------
     3729.30  --  part of withdrawal request payable to you

2. We NEXT deem the entire amount of your 1997 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 8%. We deduct the resulting $80 from your contract to cover the withdrawal charge on your 1997 premium payment. We pay the remainder of $920 to you as a part of your withdrawal request.

    $1000
    x .08
    -----
    $  80     --  withdrawal charge on 1997 premium payment (payable to us)

    $1000
     - 80
    -----
    $ 920  --  part of withdrawal request payable to you

3. We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3729.30 from your initial premium payment, and $920 from your 1998 PREMIUM PAYMENT. Therefore, $450.70 is needed to reach $6000.

    $ 6000.00  --  total withdrawal amount requested
      -900.00  --  free withdrawal amount
     -3729.30  --  payment deemed from initial premium payment
      -920.00  --  payment deemed from 1997 premium payment
    ---------
    $  450.70  --  additional payment to you needed to reach $6000

    We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all premiums you paid prior to 1998. We use the following formula to determine how much more we need to withdraw:

    Remainder due to you  =   Withdrawal needed - [applicable withdrawal charge
      percentage times withdrawal needed]

    $ 450.70  =   x - [.08x]
    $ 450.70  =  .92x

    $  450.7
    --------
        0.92  =  x

    $ 489.89  =  x

    $ 489.89  -- deemed withdrawn from 1998 premium payment
    -$450.70     -- part of withdrawal request payable to you
    --------
    $  39.19     -- withdrawal charge on 1998 premium deemed withdrawn (payable to us)
    $ 280.70     -- withdrawal charge on the INITIAL PREMIUM PAYMENT
    $  80.00     -- withdrawal charge on the 1997 PREMIUM PAYMENT
    $  39.19     -- withdrawal charge on the 1998 PREMIUM PAYMENT
    --------
    $ 399.89     -- Total withdrawal charge

                APPENDIX B - CONTRACT LOANS UNDER SECTION 403 (B)
                                  ("TSA LOANS")

     Any loan under this section will be secured by a security interest in your contract. The loan amount must be at least $2,500 and may not, on the date of the loan (defined below), exceed the lesser of

       .  50% of the total value of your contract,

       .  $50,000 or

       . the sum of 100% of the total value of your contract invested in the variable investment options and 20% of the total value of your contract invested in the fixed investment option.

     We will deduct that portion of the loan amount up to 20% of the total value of your contract on the date of the loan proportionately from each investment option you are then using. We will deduct any amount in excess of 20% of the total value of your contract on the date of the loan proportionately from each VARIABLE investment option you are then using.

     On the date of the loan, we will transfer the total loan amount to the loan collateral account. This account is held in JHVLICO's general investment account and accrues interest at an effective rate equal to 1% less than the loan interest rate described below. We transfer the interest accrued on the loan collateral account back to the investment options on each contract anniversary in the same proportion as your investment options are then allocated.

     The DATE OF THE LOAN will be the business date on which we receive at the John Hancock Annuity Servicing Office all the necessary documentation assigning your contract as the security for the loan. If such receipt occurs on a date on which we do not value shares, then the date of the loan will be the next business day following such receipt on which we do value shares.

     We determine the LOAN INTEREST RATE for this contract annually. We make such determination in the calendar month immediately preceding the calendar month in which your contract anniversary occurs. We apply the loan interest rate to any loan made during the calendar year following the date we determine the loan interest rate. Except as otherwise required by applicable state law, we will not set a rate in excess of the greater of

       . Moody's Corporate Bond Yield Average - Monthly Average Corporates (as published by Moody's Investors Service), or any successor thereto, for the calendar month which is two months before the month in which the date we determine the loan interest rate, or

       .  5%.

     If Moody's Investors Service no longer publishes this average, JHVLICO reserves the right to select a substitute that it deems appropriate, subject to applicable law, regulation, or other state requirement. When a new rate is determined,

       . we may increase the previous rate if the increase would be at least 1/2%, and

       .  we may reduce the previous rate if the decrease would be at least
          1/2%.

     We will notify you of the applicable loan interest rate at the time you make the loan. The loan interest rate for any given loan will be fixed for the entire loan period. Accrued interest on the loan will be added daily and will bear interest from that date at the loan interest rate.

     Repayment of principal and interest will be amortized in level installments payable no less frequently than quarterly over a period of no more than five years, except as provided by law. Prior to the first installment date, we will provide you with the repayment due dates and installment amounts in a repayment schedule. The principal portion of each loan repayment will be transferred back to the investment options in the same proportion as your investment options are then allocated.

     Prepayment of the entire loan is permitted. In addition, loan prepayments in excess of regularly scheduled prepayments that do not repay the entire LOAN BALANCE (outstanding loan amount plus loan interest accrued to date) will be applied to reduce the length of the loan. Such excess loan repayments do not replace the regularly scheduled loan payments.

     If you fail to make a scheduled loan repayment within 90 calendar days after the repayment due date, the loan balance or such other amount as required by applicable law shall then be considered in default. To the extent the total value of your contract contains (1) salary reduction contributions made on or before December 31, 1988 and (2) earnings credited on such contributions on or before such date at the time of default (together referred to as "pre-1988 " with regard to the default. We will withdraw from the total value of your contract an amount equal to the amount in default with respect to such pre-1988 contributions (including withdrawal charges and any accrued and unpaid interest to the date of the default). To the extent that the amount in default exceeds the amount of pre-1988 contributions, we will make no actual foreclosure on the loan security

..    until the earliest of your attaining age 59 1/2, separation from service, death, or becoming disabled (as defined in Section 72(m)(7) of the Code, and

..    unless, prior to the occurrence of such event, the excess is deemed a distribution reportable you.

     If you surrender your contract while there is an outstanding loan balance or, if the annuitant dies while there is an outstanding loan balance, we will determine an amount (positive or negative) by subtracting the outstanding loan balance from the loan collateral account as of the date of surrender or death. If such amount is positive, we will add it to the surrender value or death benefit, as applicable. If the amount is negative, we will subtract it from the surrender value or death benefit, as applicable. If, at any time, the surrender value exceeds the loan collateral account, your loan will be subject to certain excessive loan balance provisions set forth in your loan agreement.

     Because the Federal tax laws governing contract loans are very complex and confusing, you should consult a qualified tax adviser before applying for a contract loan.

                          PROSPECTUS DATED MAY 1, 2002
--------------------------------------------------------------------------------
                       INDEPENDENCE 2000 VARIABLE ANNUITY
--------------------------------------------------------------------------------

      a deferred combination fixed and variable annuity contract issued by
            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

     The contract enables you to earn fixed rates of interest that we declare under our fixed investment option and investment-based returns in the following variable investment options:

----------------------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION            MANAGED BY
  --------------------------            ----------
  Equity Index ......................   SSgA Funds Management, Inc.
  Large Cap Value ...................   T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM) ..........   Goldman Sachs Asset Management
  Large Cap Growth ..................   Independence Investment LLC
  Large Cap Aggressive Growth .......   Alliance Capital Management L.P.
                                        Independence Investment LLC and Putnam Investment
  Growth & Income ...................    Management LLC
  Fundamental Value .................   Wellington Management Company, LLP
  Multi Cap Growth ..................   Janus Capital Management LLC
  Fundamental Growth ................   Putnam Investment Management LLC
  Small/Mid Cap CORE(SM) ............   Goldman Sachs Asset Management
  Small/Mid Cap Growth ..............   Wellington Management Company, LLP
  Small Cap Equity ..................   Capital Guardian Trust Company
  Small Cap Value ...................   T. Rowe Price Associates, Inc.
  Small Cap Growth ..................   John Hancock Advisers, LLC
  International Equity Index ........   Independence Investment LLC
  International Opportunities .......   T. Rowe Price International, Inc.
  Emerging Markets Equity ...........   Morgan Stanley Investment Management Inc.
  Real Estate Equity ................   Independence Investment LLC and Morgan Stanley
                                        Investment Management Inc.
                                        Independence Investment LLC and Capital Guardian Trust
  Managed ...........................   Company
  Global Balanced ...................   Capital Guardian Trust Company
  Short-Term Bond ...................   Independence Investment LLC
  Bond Index ........................   Mellon Bond Associates, LLP
  Active Bond .......................   John Hancock Advisers, LLC
  High Yield Bond ...................   Wellington Management Company, LLP
  Global Bond .......................   Capital Guardian Trust Company
  Money Market ......................   Wellington Management Company, LLP
----------------------------------------------------------------------------------------------

       The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I ("the Series Fund"). In this prospectus, the investment
options of the Series Fund are referred to as funds.   In the prospectuses for
the Series Fund, the investment options may also be referred to as "funds," "portfolios" or "series."

  The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

  For amounts you don't wish to invest in a variable investment option, you can allocate to the fixed investment option if permitted in your local jurisdiction.
 We invest the assets allocated to the fixed investment option in our general account and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the Federal securities laws.

  We refer to the variable investment options and the fixed investment option together as investment options.


                      JOHN HANCOCK ANNUITY SERVICING OFFICE
                      -------------------------------------

                 MAIL DELIVERY
                 -------------
                 529 Main Street
             Charlestown, MA 02129

           PHONE: 1-800-732-5543               FAX: 1-617-886-3048

  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than JHVLICO. They involve investment risks including the possible loss of principal.

********************************************************************************

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     .  The first section contains an "INDEX OF KEY WORDS."

     . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

The Series Fund's prospectus is attached at the end of this prospectus. You should save this prospectuses for future reference.

--------------------------------------------------------------------------------
                                IMPORTANT NOTICES

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

We've also filed with the SEC a "Statement of Additional Information," dated May 1, 2002. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 33.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
-------------------------------------------------------------------------------

                               INDEX OF KEY WORDS

We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                               PAGE
  Accumulation units...................................... 23
  Annuitant............................................... 10
  Annuity payments........................................ 12
  Annuity period.......................................... 12
  Contract year........................................... 10
  Date of issue........................................... 10
  Date of maturity........................................ 23
  Free withdrawal amount.................................. 16
  Funds.................................................... 2
  Fixed investment option.................................. 2
  Investment options....................................... 2
  Premium payments........................................ 10
  Surrender............................................... 16
  Surrender value......................................... 18
  Total value of your contract............................ 12
  Variable investment options.......................... cover
  Withdrawal ............................................. 16
  Withdrawal charge....................................... 16

                                   FEE TABLE

  The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state).

CONTRACTOWNER TRANSACTION EXPENSES AND ANNUAL CONTRACT FEE

     . Maximum Withdrawal Charge (as % of amount withdrawn)                   7%

     . Annual Contract Fee (applies only to contracts of less than $10,000) $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A % OF THE AVERAGE TOTAL VALUE OF THE CONTRACT)

     . Mortality and Expense Risk Charge                   1.10%
     . Administrative Services Charge                      0.30%
                                                           -----
     . Total Annual Contract Charge                        1.40%

            These annual contract expenses don't apply to amounts held in the fixed investment option.

ANNUAL FUND EXPENSES (BASED ON % OF AVERAGE NET ASSETS)

  The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

  The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the contracts, and those expenses may vary from year to year.

                                                                                            ---------------
                                                                                              Total Fund       Total Fund
                                             Investment  Distribution and  Other Operating    Operating         Operating
                                             Management      Service        Expenses With    Expenses With   Expenses Absent
Fund Name                                       Fee       (12b-1) Fees      Reimbursement    Reimbursement    Reimbursement
---------                                   ----------  ----------------   ---------------  ---------------  ----------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I (NOTE 1):
Equity Index ...........................      0.13%           N/A              0.07%             0.20%            0.20%
Large Cap Value ........................      0.75%           N/A              0.08%             0.83%            0.83%
Large Cap Value CORE(SM) ...............      0.75%           N/A              0.10%             0.85%            0.88%
Large Cap Growth .......................      0.38%           N/A              0.03%             0.41%            0.41%
Large Cap Aggressive Growth ............      0.87%           N/A              0.10%             0.97%            1.06%
Growth & Income ........................      0.67%           N/A              0.05%             0.72%            0.72%
Fundamental Value * ....................      0.89%           N/A              0.10%             0.99%            1.20%
Multi Cap Growth* ......................      0.93%           N/A              0.10%             1.03%            1.03%
Fundamental Growth .....................      0.90%           N/A              0.10%             1.00%            1.19%
Small/Mid Cap CORE(SM) .................      0.80%           N/A              0.10%             0.90%            1.15%
Small/Mid Cap Growth ...................      0.97%           N/A              0.10%             1.07%            1.07%
Small Cap Equity .......................      0.90%           N/A              0.10%             1.00%            1.02%
Small Cap Value ........................      0.95%           N/A              0.10%             1.05%            1.08%
Small Cap Growth .......................      1.05%           N/A              0.10%             1.15%            1.17%
International Equity Index .............      0.17%           N/A              0.10%             0.27%            0.40%
International Opportunities ............      1.14%           N/A              0.10%             1.24%            1.39%
Emerging Markets Equity ................      1.52%           N/A              0.10%             1.62%            4.24%
                                                                                            ---------------

                                                                                            ---------------
                                                                                              Total Fund       Total Fund
                                             Investment  Distribution and  Other Operating    Operating         Operating
                                             Management      Service        Expenses With    Expenses With   Expenses Absent
Fund Name                                       Fee       (12b-1) Fees      Reimbursement    Reimbursement    Reimbursement
---------                                   ----------  ----------------   ---------------  ---------------  ----------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I - CONTINUED (NOTE 1):
Real Estate Equity .....................        1.00%           N/A              0.07%           1.07%            1.07%
Managed ................................        0.67%           N/A              0.06%           0.73%            0.73%
Global Balanced ........................        1.05%           N/A              0.10%           1.15%            1.36%
Short-Term Bond ........................        0.60%           N/A              0.08%           0.68%            0.68%
Bond Index .............................        0.15%           N/A              0.09%           0.24%            0.24%
Active Bond ............................        0.62%           N/A              0.05%           0.67%            0.67%
High Yield Bond ........................        0.80%           N/A              0.10%           0.90%            1.00%
Global Bond ............................        0.85%           N/A              0.10%           0.95%            0.95%
Money Market ...........................        0.25%           N/A              0.07%           0.32%            0.32%
                                                                                            ----------------

 NOTES TO ANNUAL FUND EXPENSES
  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value and Small Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

   * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."


EXAMPLES

The examples on the following two pages illustrate the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets. These examples do not include any applicable premium taxes or any fees for optional benefit riders. The examples should not be considered representations of past or future expenses; actual charges may be greater or less than those shown above. The examples assume fund expenses at rates set forth above for 2001, after reimbursements. The annual contract fee has been included as an annual percentage of assets.

If you "surrender" (turn in) your contract at the end of the applicable time period, you would pay:

-------------------------------------------------------------------
                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------
  Equity Index                   $79    $ 96     $115      $192
-------------------------------------------------------------------
  Large Cap Value                $86    $115     $147       $258
-------------------------------------------------------------------
  Large Cap Value CORE(SM)       $86    $116     $148       $261
-------------------------------------------------------------------
  Large Cap Growth               $82    $102     $126       $215
-------------------------------------------------------------------
  Large Cap Aggressive Growth    $87    $119     $154       $273
-------------------------------------------------------------------
  Growth & Income                $85    $112     $142       $247
-------------------------------------------------------------------
  Fundamental Value              $87    $120     $155       $275
-------------------------------------------------------------------
  Multi Cap Growth               $88    $121     $157       $279
-------------------------------------------------------------------
  Fundamental Growth             $88    $120     $156       $276
-------------------------------------------------------------------
  Small/Mid Cap CORE(SM)         $87    $117     $151       $266
-------------------------------------------------------------------
  Small/Mid Cap Growth           $88    $122     $159       $283
-------------------------------------------------------------------
  Small Cap Equity               $88    $120     $156       $276
-------------------------------------------------------------------
  Small Cap Value                $88    $122     $158       $281
-------------------------------------------------------------------
  Small Cap Growth               $89    $125     $163       $290
-------------------------------------------------------------------
  International Equity Index     $80    $ 98     $118       $200
-------------------------------------------------------------------
  International Opportunities    $90    $127     $168       $299
-------------------------------------------------------------------
  Emerging Markets Equity        $94    $139     $186       $336
-------------------------------------------------------------------
  Real Estate Equity             $88    $122     $159       $283
-------------------------------------------------------------------
  Managed                        $85    $112     $142       $248
-------------------------------------------------------------------
  Global Balanced                $89    $125     $163       $290
-------------------------------------------------------------------
  Short-Term Bond                $84    $110     $140       $243
-------------------------------------------------------------------
  Bond Index                     $80    $ 97     $117       $197
-------------------------------------------------------------------
  Active Bond                    $84    $110     $139       $242
-------------------------------------------------------------------
  High Yield Bond                $87    $117     $151       $266
-------------------------------------------------------------------
  Global Bond                    $87    $119     $153       $271
-------------------------------------------------------------------
  Money Market                   $81    $ 99     $121       $205
-------------------------------------------------------------------

    If you begin receiving payments under one of our annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

-------------------------------------------------------------------
                               1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------
  Equity Index                   $16      $51     $ 88       $192
------------------------------------------------------------------
  Large Cap Value                $23      $70     $120       $258
------------------------------------------------------------------
  Large Cap Value CORE(SM)       $23      $71     $122       $261
------------------------------------------------------------------
  Large Cap Growth               $19      $58     $ 99       $215
------------------------------------------------------------------
  Large Cap Aggressive Growth    $24      $75     $128       $273
------------------------------------------------------------------
  Growth & Income                $22      $67     $115       $247
------------------------------------------------------------------
  Fundamental Value              $24      $75     $129       $275
------------------------------------------------------------------
  Multi Cap Growth               $25      $76     $131       $279
------------------------------------------------------------------
  Fundamental Growth             $25      $75     $129       $276
------------------------------------------------------------------
  Small/Mid Cap CORE(SM)         $24      $72     $124       $266
------------------------------------------------------------------
  Small/Mid Cap Growth           $25      $78     $133       $283
------------------------------------------------------------------
  Small Cap Equity               $25      $75     $129       $276
------------------------------------------------------------------
  Small Cap Value                $25      $77     $132       $281
------------------------------------------------------------------
  Small Cap Growth               $26      $80     $137       $290
------------------------------------------------------------------
  International Equity Index     $17      $53     $ 92       $200
------------------------------------------------------------------
  International Opportunities    $27      $83     $141       $299
------------------------------------------------------------------
  Emerging Markets Equity        $31      $94     $160       $336
------------------------------------------------------------------
  Real Estate Equity             $25      $78     $133       $283
------------------------------------------------------------------
  Managed                        $22      $67     $115       $248
------------------------------------------------------------------
  Global Balanced                $26      $80     $137       $290
------------------------------------------------------------------
  Short-Term Bond                $21      $66     $113       $243
------------------------------------------------------------------
  Bond Index                     $17      $52     $ 90       $197
------------------------------------------------------------------
  Active Bond                    $21      $65     $112       $242
------------------------------------------------------------------
  High Yield Bond                $24      $72     $124       $266
------------------------------------------------------------------
  Global Bond                    $24      $74     $127       $271
------------------------------------------------------------------
  Money Market                   $18      $55     $ 94       $205
------------------------------------------------------------------

                                BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                                      STARTING ON PAGE
  --------                                                      ----------------

What is the contract?...................................................   10

Who owns the contract?..................................................   10

Is the owner also the annuitant?........................................   10

How can I invest money in a contract?...................................   10

How will the value of my investment in the contract change over time?...   12

What annuity benefits does the contract provide?........................   12

To what extent can JHVLICO vary the terms and conditions of the
  contracts?............................................................   12

What are the tax consequences of owning a contract?.....................   13

How can I change my contract's investment allocations?..................   13

What fees and charges will be deducted from my contract?................   15

How can I withdraw money from my contract?..............................   18

What happens if the annuitant dies before my contract's date of
  maturity?.............................................................   19

Can I return my contract?...............................................   20

WHAT IS THE CONTRACT?

  The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the "annuity payments" will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

  That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

  In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

  We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $1,000 for an individual retirement account, $50 for all other qualified plans, or $500 for our Annuity Direct Deposit Program, a program that allows automatic transfers from your checking account to your annuity contract. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $50.

Applying for a contract

  An authorized representative of JHVLICO through whom you purchase your contract will assist you in (1) completing an application for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

  Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

   You can make premium payments of up to $500,000 in any one contract year ($100,000 into the fixed investment option, after the initial premium payment which can be as much as $500,000). The total of all new premium payments and transfers that you allocate to any one variable investment option in any one contract year may not exceed $1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85th birthday.

   We will not issue a contract if the proposed annuitant is age 85 or older. We may waive any of these limits, however.

Ways to make premium payments

   Premium payments made by check or money order should be:

 . drawn on a U.S. bank,

 . drawn in U.S. dollars, and

 . made payable to "John Hancock."

   We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

   Premium payments after the initial premium payment should be sent to the John Hancock Annuity Servicing Office at one of the addresses shown on page 2 of this prospectus. We will accept your initial premium payment by exchange from another insurance company. You can find information about other methods of premium payment by contacting your JHVLICO representative or by contacting the John Hancock Annuity Servicing Office.

   Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the John Hancock Annuity Servicing Office.

Premium payments by wire

   If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

   If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

 . issue a contract;

 . accept premium payments;  or

 . allow other transactions.

   After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

   Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

   Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table beginning on page 5. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 15.

   Each premium payment you allocate to the fixed investment option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the fixed investment option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a variable investment option will be treated as a premium payment.

   Under current practice, we credit interest to amounts allocated to the fixed investment portion based on the size of the initial premium payment. We credit a higher rates for initial premium payments over $10,000 and those over $25,000. The rate of interest credited on each amount varies based upon when that amount was allocated to the fixed investment option.

   At any time before the date of maturity, the total value of your contract equals

 . the total amount you invested,

 . minus all charges we deduct,

 . minus all withdrawals you have made,

 . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

 . plus the interest we credit to any of your contract's value while it is in the fixed investment option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

   If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

  You should carefully review the discussion under "The annuity period," beginning on page 23, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

  Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

  We may vary the charges and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

 . partial withdrawal (including systematic withdrawals),

 . full withdrawal ("surrender"),

 . payment of any death benefit proceeds, and

 . periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

 . the type of the distribution,

 . when the distribution is made,

 . the nature of any tax-qualified retirement plan for which the contract is being used, if any, and

 . the circumstances under which the payments are made.

  If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

  At any one time, you may invest in up to 10 of the available investment options. Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into an investment option that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time.

Transferring your assets

  Up to 12 times during each year of your contract, you may transfer, free of charge, all or part of the assets held in one investment option to any other investment option. We reserve the right to assess a charge of up to $25 on any transfer beyond the first 12 transfers per year or to prohibit any such transfer altogether. Transfers under our dollar-cost averaging program count toward the 12 free transfers you are allowed each year.

  A number of restrictions apply to transfers in general.  You may not:
                                                                   ---

 . transfer assets within 30 days prior to the contract's date of maturity,

 . transfer more than $1,000,000 in a contract year into any one variable investment option, without our prior approval,

 . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options, or

 . make any transfer during the annuity period that would result in more than 4 investment options being used at once.

  In addition, certain restrictions apply specifically to transfers involving the fixed investment option. You may not:
                                      ---

 . transfer assets to or from the fixed investment option during the annuity period,

 . transfer or deposit (exclusive of the initial premium payment) more than $100,000 into the fixed investment option during a contract year,

 . make any transfers into the fixed investment option within six months of a transfer out of the fixed investment option,

 . transfer out of the fixed investment option more than once during the first contract year,

 . after the first contract year, transfer money out of the fixed investment option until the later of (1) 180 days after the last transfer out of the
          -----
   fixed investment option or (2) the beginning of a new contract year.

 . transfer or deposit money into the fixed investment option after the 10th contract year, or

 . transfer out of the fixed investment option more than 20% of your assets in the fixed investment option in any one contract year. If your value in the fixed investment option is $2,500 or less, then a transfer out of the fixed invetment option may not exceed $500.

  The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the one of the addresses shown on page
2.  Your request should include

 . your name,

 . daytime telephone number,

 . contract number,

 . the names of the investment options being transferred to and from each, and

 . the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

Telephone transfers

  Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

Dollar-cost averaging program

  You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:

 . you may elect the program only if the total value of your contract equals
   $15,000 or more.

 . the amount of each transfer must equal at least $250.

 . you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

 . you may discontinue the program at any time.

 . the program continues until the earlier of (1) 12, 24, or 36 months
   (whichever you elect) or (2) full liquidation of the variable investment option from which we are taking the transfers.

 . automatic transfers to or from the fixed investment option are not permitted.

 . we reserve the right to suspend or terminate the program at any time.

 . you cannot elect the dollar-cost averaging program if you are participating in the systematic withdrawal plan.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Mortality and expense risk charge

  We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contracts. On an annual basis, this charge equals 1.10% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in the fixed investment option.)

  In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

Administrative services charge

  We deduct a daily charge for administrative and clerical services that the contracts require us to provide. On an annual basis, this charge equals 0.30% of the value of the assets you have allocated to the variable investment options.

Annual contract fee

  Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each investment option you are then using. However, we will not deduct any portion of the annual contract fee from the fixed investment option if such deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to $50.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

  If you withdraw some money from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sale of the contract, including commissions paid and other distribution costs.

  Here's how we determine the charge: In any contract year, you may withdraw up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

  The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as follows:

                  YEARS FROM DATE OF PREMIUM PAYMENT TO
                    DATE OF SURRENDER OR WITHDRAWAL       WITHDRAWAL CHARGE*
               ---------------------------------------------------------------
                    7 or more .........................    0%
               ---------------------------------------------------------------
                    6 but less than 7 .................    1%
               ---------------------------------------------------------------
                    5 but less than 6 .................    2%
               ---------------------------------------------------------------
                    4 but less than 5 .................    3%
               ---------------------------------------------------------------
                    3 but less than 4 .................    4%
               ---------------------------------------------------------------
                    2 but less than 3 .................    5%
               ---------------------------------------------------------------
                    1 but less than 2 .................    6%
               ---------------------------------------------------------------
                    less than 1 .......................    7%
               ---------------------------------------------------------------

  * AS A PERCENTAGE OF THE AMOUNT OF SUCH PREMIUM THAT WE CONSIDER TO HAVE BEEN WITHDRAWN (INCLUDING THE WITHDRAWAL CHARGE), AS EXPLAINED IN THE TEXT IMMEDIATELY BELOW.

  Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next
             -----                                        ----
earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

  The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.

  Here's how we deduct the withdrawal charge: We deduct the withdrawal charge proportionally from each investment option being reduced by the surrender or
--------------
withdrawal. For example, if 60% of the withdrawal amount comes from the Growth & Income option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

  You will find examples of how we compute the withdrawal charge in Appendix A to this prospectus.

  When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:

 . on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

 . on certain withdrawals if you meet the requirement of the nursing home rider that waives the withdrawal charge; and

 . on amounts withdrawn to satisfy the minimum distribution requirements for tax-qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

  In addition, under our exchange offer program, certain pension plans may be eligible to exchange their contracts, without charge, for shares of certain mutual funds distributed by John Hancock Funds, LLC. Under the terms of the exchange offer, any remaining withdrawal charge applicable to any contract exchanged would be waived at the time of the exchange transaction. You can participate in the exchange offer only if your contract was purchased on behalf of either:

 . a pension plan qualified under Section 401(k) of the Internal Revenue Code of 1986 or

 . a targeted benefit pension plan where plan assets are not allocated specifically as being for the account of individual plan participants.

     The exchange offer was expected to remain open until March 1, 1999, but could be extended for particular offerees under special circumstances. Such extensions have occurred and may continue to occur for an indefinite period of time.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

  Prior to your contract's date of maturity, if the annuitant is living, you may:

..   surrender your contract for a cash payment of its "surrender value," or

..   make a partial withdrawal of the surrender value.

     The surrender value of a contract is the total value of a contract, minus
                                                                         -----
the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

     Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
26. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

     We will deduct any partial withdrawal proportionally from each of your
                                           --------------
investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal:

..   for an amount less than $100, or

..   if the remaining total value of your contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

     You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Nursing home waiver of withdrawal charge

     If your state permits, your contract may have a nursing home waiver of withdrawal charge rider benefit. Under this benefit, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:

..   you become confined to a nursing home beginning at least 90 days after we issue your contract and prior to the contract's date of maturity,

..   you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care,

 . we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility, and

 .  your confinement is prescribed by a doctor and medically necessary.

This benefit is not available if (1) you are older than 74 years at application or (2) if you were confined to a nursing home within the past two years.

     For a more complete description of the terms and conditions of this benefit, you should refer directly to your contract.

Systematic withdrawal plan

     Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 12, and "What fees and charges will be deducted from my contract?" beginning on page 15. The same tax consequences also generally will apply.

     The following conditions apply to systematic withdrawal plans:

..   you may elect the plan only if the total value of your contract equals
    $25,000 or more,

..   the amount of each systematic withdrawal must equal at least $100,

..   if the amount of each withdrawal drops below $100 or the total value of your contract becomes less than $5,000, we will suspend the plan and notify you,

..   you may cancel the plan at any time, but

..   you cannot elect this plan if you are participating in the dollar-cost averaging program.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

Guaranteed minimum death benefit

     If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greatest of:
                             --------

         (1)  the total value of your contract, or

         (2) the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges, or

         (3) in states where permitted, the highest total value of your contract as of any "fifth interval anniversary" of your contract to date, PLUS any premium payments you have made since that anniversary, MINUS any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

     We calculate the amounts in clauses (1) and (2) as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

..   proof of the annuitant's death, and

..   any required instructions as to method of settlement.

     We calculate the amount in clause (3) as follows: On each "fifth interval anniversary" of your contract, we compute the total value of your contract adjusting for premium payments and partial withdrawals since that anniversary. We compare that amount to amounts in clauses (1) and (2). The greatest of these three amounts forms a minimum which may increase on subsequent fifth interval anniversaries with favorable investment performance and additional premium payments but will never decrease unless partial withdrawals are taken.

     For purposes of determining any "fifth interval anniversary" of your contract, we count only those anniversaries that occur:

..    BEFORE we receive proof of the annuitant's death, and

..    BEFORE the annuitant attains age 81.

The initial "fifth interval anniversary" is the fifth anniversary of your contract if the annuitant is less than age 81at that time.

     Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options" on page 25.

CAN I RETURN MY CONTRACT?

     In most cases, you have the right to cancel your contract within 10 days (or longer in some states ) after you receive it. To cancel your contract, simply deliver or mail it to:

         .    JHVLICO at the address shown on page 2, or

         .    the JHVLICO representative who delivered the contract to you.

     In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                              ADDITIONAL INFORMATION

     This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 10 through 20.

     CONTENTS OF THIS SECTION                                     STARTING ON PAGE
     Description of JHVLICO .............................................  22

     Who should purchase a contract .....................................  22

     How we support the variable investment options .....................  22

     The accumulation period ............................................  23

     The annuity period .................................................  23

     Variable investment option valuation procedures ....................  25

     Distribution requirements following death of owner .................  25

     Miscellaneous provisions ...........................................  26

     Tax information ....................................................  26

     Performance information ............................................  31

     Reports ............................................................  32

     Voting privileges ..................................................  32

     Certain changes ....................................................  32

     Distribution of contracts ..........................................  33

     Experts ............................................................  33

     Registration statement .............................................  33

     Condensed Financial Information ....................................  34

     Appendix A - Examples of withdrawal charge calculation .............  37

     Appendix B - Contract loans under Section 403(b) ("TSA loans") .....  39

DESCRIPTION OF JHVLICO

   We are JHVLICO, a stock life insurance company organized, in 1979, under the laws of the Commonwealth of Massachusetts. We have authority to transact business in all states, except New York. We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. At year end 2001, John Hancock's assets were approximately $81 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation.

   It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

WHO SHOULD PURCHASE A CONTRACT?

   We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

 . traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;

 . non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
   Section 408A of the Code;

 . SIMPLE IRA plans adopted under Section 408(p) of the Code;

 . Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

 . annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

   We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 27.

   When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

   We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

   We hold the Fund shares that support our variable investment options in John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

   The Account's assets, including the Series Fund's shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

   All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

THE ACCUMULATION PERIOD

Your value in our variable investment options

   Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

   To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

     -------------------------------------------------
     dollar amount of transaction
                     DIVIDED BY
     value of one accumulation unit for the applicable
     variable investment option at the time of such
     transaction
     -------------------------------------------------

   The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

   Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

     -------------------------------------------------
     number of accumulation units in the variable
     investment options
                       TIMES
     value of one accumulation unit for the applicable
     variable investment option that time
     -------------------------------------------------


Your value in the fixed investment option

   On any date, the total value of your contract in the fixed investment option equals:

 . the amount of premium payments or transferred amounts allocated to the fixed investment option, MINUS

 . the amount of any withdrawals or transfers paid out of the fixed investment option, PLUS

 . interest compounded daily on any amounts in the fixed investment option at the effective annual rate of interest we have declared, MINUS

 . the amount of any charges and fees deducted from fixed investment option.

THE ANNUITY PERIOD

Date of maturity

   Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be:

 . at least 6 months after the date the first premium payment is applied to your contract and

 . no later than the maximum age specified in your contract (normally age
   95).

   Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 27.)

Choosing fixed or variable annuity payments

   During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

   We will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

   Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

   Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 25).

   Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

   If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

   Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if

 . you have not made an election prior to the annuitant's death;

 . the beneficiary is entitled to payment of a death benefit of at least
   $5,000 in a single sum; and

 . the beneficiary notifies us of the election prior to the date the proceeds become payable.

   You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

Variable monthly annuity payments

   We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

   The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option.

   Here's how it works:

 . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

 . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

 . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

     Assumed investment rate

   The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

   You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

   The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000.

   We then multiply the result by the greater of:

 . the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

 . the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

   Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

   OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

   Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

   OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

If the payee is more than 85 years old on the date of maturity, the following two options are not available:

 . Option A:  "life annuity with 5 years guaranteed" and

 . Option B:  "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

   We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

   If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box below. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

   The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

--------------------------------------------------------------------------
 IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

 . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

 . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

     (1) paid out in full within five years of your death or

     (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

   If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:

 . the surrender value if paid out in full within five years of your death, or

 . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

 . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments
   that is then in use.
--------------------------------------------------------------------------

   Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

  To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

  Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. The contract designates the person you choose as beneficiary.
 You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

 . the rights of any assignees of record,

 . the any action taken prior to receipt of the notice, and

 . certain other conditions.

  An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

  We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

  The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account.
 Currently, we do not anticipate making a charge such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Contracts not purchased to fund a tax qualified plan

   Undistributed gains

  We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

   However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

   Annuity payments

  When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

  The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

   Surrenders, withdrawals and death benefits

  When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

  When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

  For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by JHVLICO or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

  All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

  Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

   Penalty for premature withdrawals

  The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

   Puerto Rico annuity contracts not purchased to fund a tax qualified plan

  Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully
recovered.  Thereafter, all distributions are fully taxable.   Distributions
after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified
Contract is included in gross income.   Puerto Rico does not currently impose an
early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

   Diversification requirements

  Each of the funds of the Series Funds intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

  The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

   Contracts purchased for a tax qualified plan

  We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans.
 Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

  The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

   Tax-free rollovers

  For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

.. a traditional IRA to another traditional IRA,

.. a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

.. any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

.. a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

.. a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

  In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

   Traditional IRAs

  Annual contribution limit.  A traditional individual retirement annuity (as
  -------------------------
defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

.. 100% of compensation includable in your gross income, or

.. the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  Catch-Up Contributions.  An IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase an IRA contract for the benefit of your
  -----------
spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

  Deductibility of contributions.  You may be entitled to a full deduction, a
  ------------------------------
partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

  The amount of your deduction is based on the following factors:

.. whether you or your spouse is an active participant in an employer sponsored retirement plan,

.. your federal income tax filing status, and

.. your "Modified Adjusted Gross Income."

  Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

  Distributions.   In general, all amounts paid out from a traditional IRA
  -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

  The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

   Roth IRAs

  Annual contribution limit.  A Roth IRA is a type of non-deductible IRA.  In
  -------------------------
general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

  Catch-Up Contributions.  A Roth IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase a Roth IRA contract for the benefit of
  -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

  Distributions. If you hold your Roth IRA for at least five years the payee
  -------------
will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

.. after you reach age 59 1/2,

.. on your death or disability, or

.. to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

  Conversion to a Roth IRA.  You can convert a traditional IRA to a Roth IRA,
  ------------------------
unless

.. you have adjusted gross income over $100,000, or

.. you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

  You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

   SIMPLE IRA plans

  In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005.
After that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

  Catch-Up Contributions.  A SIMPLE IRA holder age 50 or older may increase
  ----------------------
contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
 After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

  Distributions.  The requirements for minimum distributions from a SIMPLE IRA
  -------------
retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

   Simplified Employee Pension plans (SEPs)

  SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

  Distributions.  The requirements for minimum distributions from a SEP-IRA, and
  -------------
rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

   Section 403(b) plans

  Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

  Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

  Catch-Up Contributions.   A Section 403(b) plan participant age 50 or older
  ----------------------
may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions.  When we make payments from a 403(b) contract on surrender of
  -------------
the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

.. on the employee's separation from service, death, or disability,

.. with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

.. transfers and exchanges to other products that qualify under Section 403(b).

  Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

   Pension and profit sharing plans qualified under Section 401(a)

  In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

  Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

  The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

  Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

   "Top-heavy" plans

  Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

   Section 457 deferred compensation plans

  Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

.. a state,

.. a political subdivision of a state,

.. an agency or instrumentality or a state or political subdivision of a state, or

.. a tax-exempt organization.

  As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

  The deferred compensation plan must satisfy several conditions, including the following:

.. the plan must not permit distributions prior to your separation from service
  (except in the case of an unforeseen emergency), and

.. all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

  Annual contribution limit.   The amount of the non-taxable contributions made
  -------------------------
for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

  Catch-Up Contributions.  A 457 plan participant age 50 or older may increase
  ----------------------
contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions.  When we make payments under your contract in the form of an
  -------------
annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

   Elective Deferral Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006.
After that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

   Elective Catch-up Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

   Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

   Puerto Rico annuity contracts purchased to fund a tax-qualified plan

  The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

  The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls.
 For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION


  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level"
performance.   In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

  Total return at the Account level is the percentage change between:

.. the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

.. the value at the end of such period.

  At the Account level, total return reflects adjustments for:

.. the mortality and expense risk charges,

.. the administrative charge,

.. the annual contract fee, and

.. any withdrawal charges payable if the owner surrenders his contract at the end of the relevant period.

  Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

  We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any withdrawal charge and may include additional durations.

      We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

      Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

      Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, or any withdrawal charge.

REPORTS

      At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES


      At meetings of the Series Fund's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

      We reserve the right, subject to applicable law, including any required shareholder approval,

  . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

  .  to add or delete variable investment options,

  .  to change the underlying investment vehicles,

  .  to operate the Account in any form permitted by law, and

  . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

      Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

      We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

      The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

  .  the size of the initial premium payment,

  .  the size of the group or class,

  . the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

  . the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

  . the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

  . the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

      We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

      Signator Investors, Inc. ("Signator"), formerly John Hancock Distributors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock.

      You can purchase a contract either through Signators registered representative or through other broker-dealers whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers to exceed 8.0% of premium payments (on a present value basis). For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. Signator compensates its registered representatives for sales of the contracts on a commission and fee service basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these contracts. We offer these contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of contracts.

EXPERTS


      Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of John Hancock Variable Annuity Account I at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

REGISTRATION STATEMENT


      This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

      Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request.

      The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:


                                                                        page of SAI
DISTRIBUTION ...............................................................   2

CALCULATION OF PERFORMANCE DATA ............................................   2

OTHER PERFORMANCE INFORMATION ..............................................   7

CALCULATION OF ANNUITY PAYMENTS ............................................   8

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES .......................  10

PURCHASES AND  REDEMPTIONS OF FUND SHARES ..................................  11

THE ACCOUNT ................................................................  11

DELAY OF CERTAIN PAYMENTS ..................................................  11

LIABILITY FOR TELEPHONE TRANSFERS ..........................................  12

VOTING PRIVILEGES ..........................................................  13

FINANCIAL STATEMENTS .......................................................  14

                         CONDENSED FINANCIAL INFORMATION
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

      The following table provides selected data for Independence 2000 accumulation shares for each investment option and period shown.

                                                                         Year Ended     Year Ended     Year Ended     Period Ended
                                                                        December 31,   December 31,   December 31,    December 31,
                                                                           2001            2000           1999            1998
                                                                      --------------------------------------------------------------
EQUITY INDEX
 Accumulation share value:
 Beginning of period (Note 1) .......................................    $    20.08     $    22.41     $    18.77      $    14.82
  End of period......................................................    $    17.43     $    20.08     $    22.41      $    18.77
 Number of Accumulation Shares outstanding at end of period..........     1,206,898      2,921,390      2,413,276         751,303
GROWTH & INCOME
Accumulation share value:
 Beginning of period (Note 1)........................................    $    36.35     $    42.42         $37.01      $    28.81
  End of period......................................................    $    30.31     $    36.35         $42.42      $    37.01
 Number of Accumulation Shares outstanding at end of period..........     1,883,304      3,992,270      3,730,417       1,505,823
LARGE CAP VALUE
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    17.49     $    15.70     $    15.41      $    14.31
  End of period......................................................    $    17.46     $    17.49     $    15.70      $    15.41
 Number of Accumulation Shares outstanding at end of period..........       868,336      1,646,147      1,452,518         719,821
LARGE CAP VALUE CORE(SM)
 Accumulation share value:
 Beginning of period (Note 2)........................................    $    10.54     $    10.00             --              --
  End of period......................................................    $     9.90     $    10.54             --              --
 Number of Accumulation Shares outstanding at end of period..........        34,059         10,918             --              --
LARGE CAP GROWTH
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    39.52     $    48.81     $    39.89      $    29.00
  End of period......................................................    $    32.14     $    39.52     $    48.81      $    39.89
 Number of Accumulation Shares outstanding at end of period..........       988,348      2,235,721      1,751,789         610,045
LARGE CAP AGGRESSIVE GROWTH
 Accumulation share value:
 Beginning of period (Note 2)........................................    $     7.82     $    10.00             --              --
  End of period......................................................    $     6.58     $     7.82             --              --
 Number of Accumulation Shares outstanding at end of period..........        28,678         87,435             --              --
FUNDAMENTAL VALUE
 Accumulation share value:
 Beginning of period (Note 2)........................................    $    11.26     $    10.00             --              --
  End of period......................................................    $    10.33     $    11.26             --              --
 Number of Accumulation Shares outstanding at end of period..........       659,421         18,582             --              --
MULTI CAP GROWTH
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    21.86     $    34.56     $    16.05      $    11.71
  End of period......................................................    $    13.59     $    21.86     $    34.56      $    16.05
 Number of Accumulation Shares outstanding at end of period..........     1,330,021      2,753,129      1,966,520         523,041
FUNDAMENTAL GROWTH
 Accumulation share value:
 Beginning of period (Note 2)........................................    $     8.98     $    10.00             --              --
  End of period......................................................    $     6.00     $     8.98             --              --
 Number of Accumulation Shares outstanding at end of period..........        57,077        314,959             --              --
SMALL/MID CAP CORE(SM)
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    13.12     $    12.71     $    10.69      $    10.00
  End of period......................................................    $    13.00     $    13.12     $    12.71      $    10.69
 Number of Accumulation Shares outstanding at end of period..........        74,700        162,803         50,818           6,144

                                                                         Year Ended     Year Ended     Year Ended     Period Ended
                                                                        December 31,   December 31,   December 31,    December 31,
                                                                            2001           2000           1999            1998
                                                                      --------------------------------------------------------------
SMALL/MID CAP GROWTH
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    20.28     $    18.83     $    18.16      $    17.43
  End of period......................................................    $    20.56     $    20.28     $    18.83      $    18.16
 Number of Accumulation Shares outstanding at end of period..........        94,205        184,427        136,721          67,121
SMALL CAP EQUITY
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    10.74     $    11.96     $    12.56      $    13.54
  End of period......................................................    $    10.20     $    10.74     $    11.96      $    12.56
 Number of Accumulation Shares outstanding at end of period..........       345,089        615,112        473,719         279,710
 Accumulation share value:
SMALL CAP VALUE
 Accumulation share value:
 Beginning of period (Note 2)........................................    $    11.39     $    10.00             --              --
  End of period......................................................    $    13.38     $    11.39             --              --
 Number of Accumulation Shares outstanding at end of period..........       202,913        230,638             --              --
SMALL CAP GROWTH
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    16.32     $    21.07     $    12.54      $    11.11
  End of period......................................................    $    14.06     $    16.32     $    21.07      $    12.54
 Number of Accumulation Shares outstanding at end of period..........       806,296      1,768,160        948,799         364,599
INTERNATIONAL EQUITY INDEX
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    16.89     $    20.74     $    16.07      $    13.49
  End of period......................................................    $    13.28     $    16.89     $    20.74      $    16.07
 Number of Accumulation Shares outstanding at end of period..........       188,613        434,647        369,879         147,513
INTERNATIONAL OPPORTUNITIES
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    13.24     $    16.05     $    12.15      $    10.63
  End of period......................................................    $    10.32     $    13.24     $    16.05      $    12.15
 Number of Accumulation Shares outstanding at end of period..........       238,488        516,264        200,762         102,682
EMERGING MARKETS EQUITY
 Accumulation share value:
 Beginning of period (Note 1)........................................    $     9.80     $    16.57     $     9.27      $    10.00
  End of period......................................................    $     9.31     $     9.80     $    16.57      $     9.27
 Number of Accumulation Shares outstanding at end of period..........       160,792        357,342        176,041             250
REAL ESTATE EQUITY
 Beginning of period (Note 1)........................................    $    26.13     $    20.03     $    20.66      $    25.16
  End of period......................................................    $    27.25     $    26.13     $    20.03      $    20.66
 Number of Accumulation Shares outstanding at end of period..........        67,513        158,956         67,262          39,674
MANAGED
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    27.57     $    27.95     $    25.98      $    21.88
  End of period......................................................    $    26.41     $    27.57     $    27.95      $    25.98
 Number of Accumulation Shares outstanding at end of period..........     2,986,210      7,003,991      6,518,050       2,360,737
GLOBAL BALANCED
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    11.57     $    12.91     $    12.45      $    10.70
  End of period......................................................    $    10.67     $    11.57     $    12.91      $    12.45
 Number of Accumulation Shares outstanding at end of period..........        59,354        173,320        152,750          73,871
SHORT-TERM BOND
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    13.18     $    12.38     $    12.19      $    11.68
  End of period......................................................    $    14.05     $    13.18     $    12.38      $    12.19
 Number of Accumulation Shares outstanding at end of period..........       372,322        966,106        891,804         409,683

                                                                         Year Ended     Year Ended     Year Ended     Period Ended
                                                                        December 31,   December 31,   December 31,    December 31,
                                                                            2001           2000           1999            1998
                                                                      --------------------------------------------------------------
BOND INDEX
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    10.60     $     9.61     $    10.00      $    10.00
  End of period......................................................    $    11.26     $    10.60     $     9.61      $    10.00
 Number of Accumulation Shares outstanding at end of period..........       156,229        261,994        164,343             798
 ACTIVE BOND
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    19.87     $    18.25     $    18.68      $    17.50
  End of period......................................................    $    21.06     $    19.87     $    18.25      $    18.68
 Number of Accumulation Shares outstanding at end of period..........       999,130      2,251,544      2,399,088       1,173,339
HIGH YIELD BOND
 Accumulation share value:
 Beginning of period (Note 1)........................................    $     9.01     $    10.25     $     9.89      $    10.00
  End of period......................................................    $     9.08     $     9.01     $    10.25      $     9.89
 Number of Accumulation Shares outstanding at end of period..........       149,582        304,577        204,299          16,441
GLOBAL BOND
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    13.04     $    11.81     $    12.23      $    11.37
  End of period......................................................    $    12.67     $    13.04     $    11.81      $    12.23
 Number of Accumulation Shares outstanding at end of period..........       409,423      1,081,862      1,376,775         797,395
 MONEY MARKET
 Accumulation share value:
 Beginning of period (Note 1)........................................    $    14.58     $    13.91     $    13.42      $    12.91
  End of period......................................................    $    14.94     $    14.58     $    13.91      $    13.42
 Number of Accumulation Shares outstanding at end of period..........     1,508,138      3,292,119      5,228,107       1,976,595

    (1) Values shown for 1998 begin on May 1, 1998.

    (2) Values shown for 2000 begin on May 1, 2000.

              APPENDIX A - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:


  On January 1, 1997, you make a $5000 initial premium payment and we issue you a contract.

  On January 1, 1998, you make a $1000 premium payment

  On January 1, 1999, you make a $1000 premium payment.

  On January 1, 2000, the total value of your contract is $9000 because of good investment earnings.

  Now assume you make a partial withdrawal of $6000 (no tax withholding) on
    January 2, 2000. In this case, assuming no prior withdrawals, we would
    deduct a CDSL of $229.57.   We withdraw a total of $6229.57 from your
    contract.

  $6000.00   --  withdrawal request payable to you
  + 229.57   --  withdrawal charge payable to us
  ---------
  $6229.57   --  total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

  1.We FIRST reduce your $5,000 INITIAL PREMIUM PAYMENT by the three annual $30 contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your contract.

  $5000
    -30   --  1998 contract fee payable to us
    -30   --  1999 contract fee payable to us
    -30   --  2000 contract fee payable to us
  -----
  $4910   --  amount of your initial premium payment we would consider to be withdrawn.

  Under the free withdrawal provision, we deduct 10% of the total value of your
    contract at the beginning of the contract year, or $900 (.10 x $9000).   We
    pay the $900 to you as  part of your withdrawal request, and we assess a
    withdrawal charge on the remaining balance of $4010.   Because you made the
    initial premium payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $160.40 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3849.60 to you as a part of your withdrawal request.

     $4910
      -900  --  free withdrawal amount (payable to you)
  --------
     $4010
      x.04
   -------
   $160.40  --  withdrawal charge on initial premium payment (payable to us)

  $4010.00
   -160.40
   -------
   3849.60  --  part of withdrawal request payable to you

  2. We NEXT deem the entire amount of your 1998 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1998 premium payment. We pay the remainder of $950 to you as a part of your withdrawal request.


  $1000
   x.05
   -----
    $50   --  withdrawal charge on 1998 premium payment (payable to us)


  $1000
   - 50
   ----
   $950   --   part of withdrawal request payable to you

  3. We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3849.60 from your initial premium payment, and $950 from your 1999 PREMIUM PAYMENT. Therefore, $300.40 is needed to reach $6000.

  $6000.00   --   total withdrawal amount requested
   -900.00   --   free withdrawal amount
  -3849.60   --   payment deemed from initial premium payment
   -950.00   --   payment deemed from 1998 premium payment
    -------
   $300.40   --   additional payment to you needed to reach $6000

  We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all premiums you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

  Remainder due to you   =   Withdrawal needed - [applicable withdrawal charge
     percentage times withdrawal needed]

  $300.40  =   x - [.06x]
  $300.40  = .94x

  $300.4
  ------
    0.94     =  x

  $319.57  =  x

  $319.57  --   deemed withdrawn from 1999 premium payment
 -$300.40  --   part of withdrawal request payable to you
 --------
   $19.17  --   withdrawal charge on 1999 premium deemed withdrawn (payable to us)

  $160.40  --  withdrawal charge on the INITIAL PREMIUM PAYMENT
 $  50.00  --  withdrawal charge on the 1998 PREMIUM PAYMENT
 $  19.17  --  withdrawal charge on the 1999 PREMIUM PAYMENT
  --------
  $229.27  --  Total withdrawal charge

                APPENDIX B - CONTRACT LOANS UNDER SECTION 403 (B)
                                  ("TSA LOANS")

  Any loan under this section will be secured by a security interest in your contract. The loan amount must be at least $2,500 and may not, on the date of the loan (defined below), exceed the lesser of

     . 50% of the total value of your contract,

     . $50,000 or

     . the sum of 100% of the total value of your contract invested in the variable investment options and 20% of the total value of your contract invested in the fixed investment option.

  We will deduct that portion of the loan amount up to 20% of the total value of your contract on the date of the loan proportionately from each investment option you are then using. We will deduct any amount in excess of 20% of the total value of your contract on the date of the loan proportionately from each VARIABLE investment option you are then using.

On the date of the loan, we will transfer the total loan amount to the loan collateral account. This account is held in JHVLICO's general investment account and accrues interest at an effective rate equal to 1% less than the loan interest rate described below. We transfer the interest accrued on the loan collateral account back to the investment options on each contract anniversary in the same proportion as your investment options are then allocated.

  The DATE OF THE LOAN will be the business date on which we receive at the John Hancock Annuity Servicing Office all the necessary documentation assigning your contract as the security for the loan. If such receipt occurs on a date on which we do not value shares, then the date of the loan will be the next business day following such receipt on which we do value shares.

  We determine the LOAN INTEREST RATE for this contract annually. We make such determination in the calendar month immediately preceding the calendar month in which your contract anniversary occurs. We apply the loan interest rate to any loan made during the calendar year following the date we determine the loan interest rate. Except as otherwise required by applicable state law, we will not set a rate in excess of the greater of

     . Moody's Corporate Bond Yield Average - Monthly Average Corporates (as published by Moody's Investors Service), or any successor thereto, for the calendar month which is two months before the month in which the date we determine the loan interest rate, or

     .  5%.

If Moody's Investors Service no longer publishes this average, JHVLICO reserves the right to select a substitute that it deems appropriate, subject to applicable law, regulation, or other state requirement. When a new rate is determined,

     . we may increase the previous rate if the increase would be at least 1/2 %, and

     .  we may reduce the previous rate if the decrease would be at least 1/2
        %.

We will notify you of the applicable loan interest rate at the time you make the loan. The loan interest rate for any given loan will be fixed for the entire loan period. Accrued interest on the loan will be added daily and will bear interest from that date at the loan interest rate.

  Repayment of principal and interest will be amortized in level installments payable no less frequently than quarterly over a period of no more than five years, except as provided by law. Prior to the first installment date, we will provide you with the repayment due dates and installment amounts in a repayment schedule. The principal portion of each loan repayment will be transferred back to the investment options in the same proportion as your investment options are then allocated.

  Prepayment of the entire loan is permitted. In addition, loan prepayments in excess of regularly scheduled prepayments that do not repay the entire LOAN BALANCE (outstanding loan amount plus loan interest accrued to date) will be applied to reduce the length of the loan. Such excess loan repayments do not replace the regularly scheduled loan payments.

  If you fail to make a scheduled loan repayment within 90 calendar days after the repayment due date, the loan balance or such other amount as required by applicable law shall then be considered in default. To the extent the total value of your contract contains (1) salary reduction contributions made on or before December 31, 1988 and (2) earnings credited on such contributions on or before such date at the time of default (together referred to as "pre-1988 " with regard to the default. We will withdraw from the total value of your contract an amount equal to the amount in default with respect to such pre-1988 contributions (including withdrawal charges and any accrued and unpaid interest to the date of the default). To the extent that the amount in default exceeds the amount of pre-1988 contributions, we will make no actual foreclosure on the loan security

     . until the earliest of your attaining age 59 1/2, separation from service, death, or becoming disabled (as defined in Section 72(m)(7) of the Code, and

     . unless, prior to the occurrence of such event, the excess is deemed a distribution reportable you.

  If you surrender your contract while there is an outstanding loan balance or, if the annuitant dies while there is an outstanding loan balance, we will determine an amount (positive or negative) by subtracting the outstanding loan balance from the loan collateral account as of the date of surrender or death.
 If such amount is positive, we will add it to the surrender value or death benefit, as applicable. If the amount is negative, we will subtract it from the surrender value or death benefit, as applicable. If, at any time, the surrender value exceeds the loan collateral account, your loan will be subject to certain excessive loan balance provisions set forth in your loan agreement.

  Because the Federal tax laws governing contract loans are very complex and confusing, you should consult a qualified tax adviser before applying for a contract loan.

                          SUPPLEMENT DATED MAY 1, 2002

                                       TO

                         PROSPECTUSES DATED MAY 1, 2002


This Supplement is intended to be distributed with prospectuses dated May 1, 2002 for certain variable annuity contracts that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance
Company ("JHVLICO") on or before May 1, 2002 ("Product Prospectuses").   The
variable annuity contracts involved bear the title "INDEPENDENCE VARIABLE ANNUITY," "INDEPENDENCE PREFERRED VARIABLE ANNUITY" or "INDEPENDENCE 2000 VARIABLE ANNUITY." This Supplement contains amendments to the Product Prospectuses and is accompanied with the applicable Series Fund's prospectus, as supplemented. ("Series Fund" is defined in the applicable Product Prospectus.)

ADDITIONAL VARIABLE INVESTMENT OPTION

  If your contract was issued before May 1, 2002, your contract enables you to invest in an additional variable investment option:

-----------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                                MANAGED BY
--------------------------------                          ----------------
  International Opportunities B*...................  T. Rowe Price International, Inc.
-----------------------------------------------------------------------------------------------------

  *  International Opportunities B was formerly "International Equity."

  If you select this additional variable investment option, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I. In the Product Prospectuses, the term funds includes the investment option of the Series Fund corresponding to the additional variable investment option shown above. We may modify or delete this additional variable investment option in the future.

ANNUAL FUND EXPENSES AND NOTES TO ANNUAL FUND EXPENSES

  The Annual Fund Expenses table beginning on page 5 of the Product Prospectuses, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                               ----------------
                                                                                                  Total Fund        Total Fund
                                                 Investment  Distribution and  Other Operating    Operating          Operating
                                                 Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                            Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                                        ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I:
International Opportunities B*................     1.20%           N/A              0.10%           1.30%             1.41%
                                                                                               ----------------

Note to Annual Fund Expenses
  * International Opportunities B Fund was formerly "International Equity." Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses the International Opportunites B Fund when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown are calculated as if the current management fee schedule, which became effective October 1, 2001, was in effect for all of 2001.

EXAMPLES

  The following tables supplement the examples contained in the Product Prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.


Supplemental Examples - INDEPENDENCE

If you "surrender" (turn in) an INDEPENDENCE variable annuity contract at the end of the applicable time period, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $100      $156    $206       $305
      --------------------------------------------------------------------------------

If you begin receiving payments under one of our INDEPENDENCE annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $28      $84      $144       $305
      --------------------------------------------------------------------------------


Supplemental Examples - INDEPENDENCE PREFERRED

  If you "surrender" (turn in) an INDEPENDENCE PREFERRED variable annuity contract at the end of the applicable time period, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $101      $159    $211       $315
      --------------------------------------------------------------------------------

  If you begin receiving payments under one of our INDEPENDENCE PREFERRED annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $29      $87      $149       $315
      --------------------------------------------------------------------------------

Supplemental Examples - INDEPENDENCE 2000

  If you "surrender" (turn in) an INDEPENDENCE 2000 variable annuity contract at the end of the applicable time period, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $91      $129     $171       $305
      --------------------------------------------------------------------------------

  If you begin receiving payments under one of our INDEPENDENCE 2000 annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

      --------------------------------------------------------------------------------
                                                1 YEAR   3 YEARS  5 YEARS   10 YEARS
      --------------------------------------------------------------------------------
        International Opportunities B            $28      $84      $144       $305
      --------------------------------------------------------------------------------

MISCELLANEOUS

  The International Opportunities B variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" in the Basic Information section of the prospectus.)

CONDENSED FINANCIAL INFORMATION

    The following tables contain selected data to supplement the Condensed Financial Information table in the applicable prospectus for INDEPENDENCE,
INDEPENDENCE PREFERRED or INDEPENDENCE 2000 variable annuity contracts.   Pages
3 and 4 of this Supplement contain information for variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"). Page 4 of this Supplement contains information for variable annuity contracts issued by John Hancock Variable Life Insurance Company ("JHVLICO").

Independence variable annuity contracts issued by John Hancock

  The following selected data pertains to INDEPENDENCE accumulation shares for the variable investment options held in John Hancock Variable Annuity Account U.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
 Beginning of period (1) ...........................................   $  8.71        $10.00             --
  End of period ....................................................   $  6.62        $ 8.71             --
 Number of Accumulation Shares outstanding at end of period ........    15,749         4,106             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence Preferred variable annuity contracts issued by John Hancock

  The following selected data pertains to INDEPENDENCE PREFERRED accumulation shares for the variable investment options held in John Hancock Variable Annuity Account V.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
 Beginning of period (1)...........................................    $  8.70        $10.00             --
  End of period....................................................    $  6.61        $ 8.70             --
 Number of Accumulation Shares outstanding at end of period........      7,468         3,098             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence 2000 variable annuity contracts issued by John Hancock

  The following selected data pertains to INDEPENDENCE 2000 accumulation shares for the variable investment options held in John Hancock Variable Annuity Account V.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
  Beginning of period (1) ..........................................   $  8.71      $   10.00             --
  End of period ....................................................   $  6.62      $    8.71             --
 Number of Accumulation Shares outstanding at end of period ........       162          2,674             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence Preferred variable annuity contracts issued by JHVLICO

  The following selected data pertains to INDEPENDENCE PREFERRED accumulation shares for the variable investment options held in John Hancock Variable Annuity Account I.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
  Beginning of period (1) ..........................................   $ 13.94      $    10.00             --
  End of period ....................................................   $  6.61      $    13.94             --
 Number of Accumulation Shares outstanding at end of period ........    10,169       1,384,768             --

  (1) Values shown for 2000 begin on May 1, 2000.

Independence 2000 variable annuity contracts issued by JHVLICO

  The following selected data pertains to INDEPENDENCE 2000 accumulation shares for the variable investment options held in John Hancock Variable Annuity Account I.

                                                                                                    Period from
                                                                      Year Ended    Year Ended    August 10, 1999
                                                                     December 31,  December 31,    to December 31,
                                                                         2001          2000             1999
                                                                     ------------  ------------   ----------------
INTERNATIONAL OPPORTUNITIES B
 Accumulation share value:
  Beginning of period (1) ... ......................................   $  8.71      $  10.00             --
  End of period ....................................................   $  6.62      $   8.71             --
 Number of Accumulation Shares outstanding at end of period ........     9,912        13,909             --

  (1) Values shown for 2000 begin on May 1, 2000.

 THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED MAY 1, 2002 OF THE JOHN HANCOCK VARIABLE SERIES TRUST I PROSPECTUS THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE INTERNATIONAL OPPORTUNITIES B INVESTMENT OPTION. BE SURE TO READ THAT PROSPECTUS SUPPLEMENT BEFORE SELECTING THIS ADDITIONAL VARIABLE INVESTMENT OPTION.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002

                     INDEPENDENCE PREFERRED VARIABLE ANNUITY

            deferred combination fixed and variable annuity contracts
                                    funded in

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               __________________


     This statement of additional information ("SAI"), dated May 1, 2002 is not a prospectus. It is intended that this SAI be read in conjunction with the prospectus of John Hancock Variable Annuity Account I (the "Account") dated May 1, 2002, for the contracts being offered. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the prospectus may be obtained from the John Hancock Annuity Servicing Office, 529 Main Street (X-4), Charlestown, Massachusetts 02129, telephone number 1-800-732-5543.

                               TABLE OF CONTENTS

                               _________________



                                                       PAGE OF SAI
                                                       -----------
Distribution...........................................     2
Calculation of Performance Data........................     2
Other Performance Information..........................     7
Calculation of Annuity Payments........................     8
Additional Information About Determining Unit Values...    10
Purchases and Redemptions of Fund Shares...............    11
The Account............................................    11
Delay of Certain Payments..............................    11
Liability for Telephone Transfers......................    12
Voting Privileges......................................    13
Financial Statements...................................    14





















ACCT I (IND PREF) 05/02

 DISTRIBUTION

     The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock, JHVLICO, and Signator, the amounts we paid under that agreement for such services during the past three fiscal years were as follows:

                        YEAR           AMOUNT PAID TO SIGNATOR
                        ----           -----------------------
                        2001                $114,921,206
                        2000                $121,926,879
                        1999                $108,952,243


 CALCULATION OF PERFORMANCE DATA

     The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

Money Market Variable Investment Options

     We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

     The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

            Effective yield = (Base period return + 1)/(365/7) / - 1

     For the 7-day period ending December 31, 2001, the Money Market variable investment option's current yield was 0.27% and its effective yield was 0.27%.

Other Variable Investment Options

        "Standardized" Total Return

     Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

     We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )/n/ = ERV

             where P = a hypothetical initial premium payment of $1,000 T = average annual total return n = number of years
                      ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

     The following table shows average total returns for the variable investment options, other than the money market options, that were available on December 31, 2001. The table shows values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. The table also shows values from the date a variable investment option was first available in the Account. Ten year periods are not shown because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date shown may be different from the date a variable investment option was first available in the Independence Preferred contracts because the Account is used for other variable annuities offered by us.

     On the basis described above, the following table shows the average total return for each variable investment option available on December 31, 2001 for the periods ended December 31, 2001:

-------------------------------------------------------------------------------------------------------------------------------
                                       For the          For the          For the          For the          From
                                    1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                        Ended            Ended            Ended            Ended        of Fund to   Inception
     Variable Investment Option*       12/31/01         12/31/01         12/31/01         12/31/01       12/31/01    in Account
     ---------------------------       --------         --------         --------         --------       --------    ----------
-------------------------------------------------------------------------------------------------------------------------------
Equity Index                            (19.55%)         (4.77%)           8.16%             N/A            9.59%    04/30/1996
Large Cap Value                          (7.46%)          2.17%            8.27%             N/A            9.63%    04/30/1996
Large Cap Value CORE                    (12.95%)           N/A              N/A              N/A           (3.09%)   08/30/1999
Large Cap Growth                        (24.64%)         (9.41%)           6.52%             N/A           11.03%    01/26/1995
Large Cap Aggressive Growth             (22.04%)           N/A              N/A              N/A          (12.20%)   08/30/1999
Growth and Income                       (22.72%)         (8.88%)           5.17%             N/A           10.63%    01/26/1995
Fundamental Value                       (15.00%)           N/A              N/A              N/A           (0.23%)   08/30/1999
Multi Cap Growth                        (42.37%)         (7.80%)           5.01%             N/A            4.71%    04/30/1996
Fundamental Growth                      (38.08%)           N/A              N/A              N/A           (4.00%)   08/30/1999
Small/Mid Cap CORE                       (8.11%)          4.77%             N/A              N/A            0.52%    04/30/1998
Small/Mid Cap Growth                     (5.91%)          2.17%            2.74%             N/A           10.68%    01/26/1995
Small Cap Equity                        (12.05%)         (9.16%)          (2.66%)            N/A           (0.73%)   04/30/1996
Small Cap Value                          10.24%            N/A              N/A              N/A           20.71%    08/30/1999
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                       For the          For the          For the          For the          From
                                    1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                        Ended            Ended            Ended            Ended        of Fund to   Inception
     Variable Investment Option*       12/31/01         12/31/01         12/31/01         12/31/01       12/31/01    in Account
     ---------------------------       --------         --------         --------         --------       --------    ----------
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                        (20.14%)          1.82%            6.46%             N/A            5.37%    04/30/1996
International Equity Index              (27.16%)         (8.60%)          (2.91%)            N/A            0.82%    01/26/1995
International Opportunites              (27.74%)         (7.68%)          (1.71%)            N/A           (0.50%)   04/30/1996
International Opportunities B           (29.50%)           N/A              N/A              N/A          (13.66%)   08/30/1999
Emerging Markets Equity                 (11.92%)         (2.09%)            N/A              N/A          (11.17%)   04/30/1998
Real Estate Equity                       (2.16%)          7.81%            3.58%             N/A            9.11%    01/26/1995
Managed                                 (11.20%)         (1.69%)           6.25%             N/A            9.23%    01/26/1995
Global Balanced                         (14.49%)         (7.40%)          (1.02%)            N/A            0.13%    04/30/1996
Short-Term Bond                          (0.69%)          2.80%            3.75%             N/A            4.34%    01/26/1995
Bond Index                               (1.02%)          1.94%             N/A              N/A            3.35%    04/30/1998
Active Bond                              (1.29%)          2.02%            4.52%             N/A            6.05%    01/26/1995
High Yield Bond                          (6.60%)         (5.14%)            N/A              N/A           (5.33%)   04/30/1998
Global Bond                              (9.93%)         (1.03%)           2.63%             N/A            3.37%    04/30/1996
Money Market                             (4.82%)          1.54%            2.73%             N/A            3.12%    01/26/1995
-------------------------------------------------------------------------------------------------------------------------------

* Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

       Yield

     We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:


                         Yield = 2[( a - b + 1)/6/ - 1]
                                  [  -----    )       ]
                                  [(   cd     )       ]

where: a = net investment income earned during the period by the fund whose shares are owned by the variable investment option b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period d = the offering price per accumulation unit on the last day of the period

     According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

       "Non -Standardized" Performance

     We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

     The following table shows Account level "non-standardized" average total return for each variable investment option, except the money market variable investment options, that were available on December 31, 2001. The table shows values for one, three, five and ten year periods, or fractional period thereof starting on the date a fund commenced operations. The table also shows values from the date of inception of a fund. Returns of less than 1 year are not annualized. Each of the periods shown ended December 31, 2001.

     Although the Independence Preferred Variable Annuity contracts did not exist during all the periods shown, we have adjusted the returns of the variable investment options by the contracts' asset-based charge.

Past performance is not a guarantee of future results.

----------------------------------------------------------------------------------------------------------------------------
                                   For the         For the          For the          For the        From
                               1 Year Period   3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                   Ended           Ended            Ended            Ended        of Fund to   Inception
 Variable Investment Option*      12/31/01        12/31/01         12/31/01         12/31/01       12/31/01    of Fund **
 ---------------------------      --------        --------         --------         --------       --------    ----------
----------------------------------------------------------------------------------------------------------------------------
Equity Index                       (13.29%)         (2.54%)           8.90%             N/A           10.17%    04/30/1996
Large Cap Value                     (0.26%)          4.13%            9.01%             N/A           10.21%    04/30/1996
Large Cap Value CORE                (6.17%)           N/A              N/A              N/A            0.06%    08/30/1999
Large Cap Growth                   (18.77%)         (7.04%)           7.32%            9.80%           9.78%    03/28/1986
Large Cap Aggressive Growth        (15.97%)           N/A              N/A              N/A           (8.90%)   08/30/1999
Growth and Income                  (16.70%)         (6.53%)           6.02%            9.41%          10.35%    03/28/1986
Fundamental Value                   (8.38%)           N/A              N/A              N/A            2.79%    08/30/1999
Multi Cap Growth                   (37.88%)         (5.48%)           5.86%             N/A            5.45%    04/30/1996
Fundamental Growth                 (33.25%)           N/A              N/A              N/A           (0.83%)   08/30/1999
Small/Mid Cap CORE                  (0.96%)          6.62%             N/A              N/A            2.17%    04/30/1998
Small/Mid Cap Growth                 1.30%           4.13%            3.68%             N/A            9.83%    05/05/1994
Small Cap Equity                    (5.21%)         (6.80%)          (1.48%)            N/A            0.24%    04/30/1996
Small Cap Value                     17.32%            N/A              N/A              N/A           22.95%    08/30/1999
Small Cap Growth                   (13.92%)          3.79%            7.26%             N/A            6.09%    04/30/1996
International Equity Index         (21.49%)         (6.26%)          (1.72%)           2.04%           3.34%    05/05/1988
International Opportunites         (22.11%)         (5.37%)          (0.57%)            N/A            0.46%    04/30/1996
International Opportunities B      (24.01%)           N/A              N/A              N/A          (10.33%)   08/30/1999
Emerging Markets Equity             (5.07%)          0.07%             N/A              N/A           (9.05%)   04/30/1998
Real Estate Equity                   5.02%           9.54%            4.49%            9.22%           7.39%    05/16/1988
Managed                             (4.29%)          0.45%            7.06%            7.99%           8.45%    03/28/1986
Global Balanced                     (7.84%)         (5.09%)           0.09%             N/A            1.06%    04/30/1996
Short-Term Bond                      6.48%           4.73%            4.65%             N/A            4.46%    05/01/1994
Bond Index                           6.15%           3.91%             N/A              N/A            4.87%    04/30/1998
Active Bond                          5.88%           3.98%            5.39%            5.72%           6.37%    03/28/1986
High Yield Bond                      0.61%          (2.90%)            N/A              N/A           (3.44%)   04/30/1998
Global Bond                         (2.92%)          1.07%            3.58%             N/A            4.16%    04/30/1996
Money Market                         2.38%           3.53%            3.67%            3.24%           4.17%    03/28/1986
----------------------------------------------------------------------------------------------------------------------------

 * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

 ** or since inception of a predecessor to the applicable fund.

OTHER PERFORMANCE INFORMATION

     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

     We also use Ibottson and Associates, CDA Weisenberger, and F.C. Towers for comparison purposes, as well as the Russell and Wilshire indexes. We may also use performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

CALCULATION OF ANNUITY PAYMENTS

Calculation of annuity units

     We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

     The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

     To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

     For each variable investment option, we THEN divide:

                              ----------------------------------------
                                the resulting value (minus any
                                      premium tax charge)


                                              by


                                            $1,000
                              -----------------------------------------

and multiply the result by

                                the applicable annuity purchase
                                rate set forth in the contract and
                                             reflecting


                                (1) the age and, possibly, sex of the
                                          payee and


                                (2) the assumed investment rate
                                        (discussed below)
                              ----------------------------------------

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                              ----------------------------------------
                                the amount of the initial monthly
                                variable annuity payment from that
                                      variable annuity option


                                               BY


                                 the annuity unit value of that
                                variable investment option as of 10
                                calendar days prior to the date the
                                       initial payment is due
                              ----------------------------------------

     For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                     1,000

     If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity unit values

     The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be
       0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

Mortality tables

     The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

 ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

  The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net investment rate

  For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

(2) for each calendar day in the period, a deduction of 0.004110% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of units and values

  We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical example illustrating the calculation of accumulation unit values and annuity unit values

  Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $164.40 assuming a one day period. The $164.40 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00004110. By substituting in the first formula above, the net investment rate is equal to $3835.60 ($2000 + $3000 - $1000 -$164.40)
divided by $4,000,000 or 0.0009589.

  Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009589)] or $11.260788. The value of an annuity unit at the end of the period would be [$1.0850000 x (1 + .0009589) x .99990575]
or $1.085938. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

 PURCHASES AND REDEMPTIONS OF FUND SHARES

     JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.

 THE ACCOUNT

  In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

 DELAY OF CERTAIN PAYMENTS

  Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(2)  when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

 Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

  We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

  We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

 LIABILITY FOR TELEPHONE TRANSFERS

  If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

..    requiring personal identification,

..    tape recording calls, and

..    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

 VOTING PRIVILEGES

  Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                       ------------------------------------
                             the total value of your
                           accumulation units value in a
                          variable investment option


                                  divided by


                         the net asset value of 1 share of
                               the corresponding fund
                       ------------------------------------

  At a shareholders' meeting, you may give instructions regarding:

     (1) the election of a Board of Trustees,

     (2) the ratification of the selection of independent auditors,

     (3) the approval of a Series Fund's investment management agreements,

     (4) and other matters requiring a vote under the 1940 Act.

  The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

  We will furnish you information and forms so that you may give voting instructions.

  We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

  We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of
John Hancock Variable Annuity Account I of
   John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account I (comprising of, respectively, the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond, Global Bond, Large Cap Aggressive Growth, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth, Large/Mid Cap Value, V.A. Financial Industries, Fidelity VIP II Contrafund, Fidelity VIP Overseas, Janus Aspen Global Technology and Janus Aspen Worldwide Growth Subaccounts) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account I at December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001


                                               LARGE CAP      ACTIVE       EMERGING
                                                GROWTH         BOND        MARKETS
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              -----------   -----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value ...............................    $92,366,373   $62,418,018   $2,615,341
Receivable from portfolio/JHVLICO ........      1,354,459     1,075,142      882,444
                                              -----------   -----------   ----------
Total assets .............................     93,720,832    63,493,160    3,497,785
LIABILITIES
Payable to portfolio/JHVLICO .............      1,343,031     1,067,531      882,089
Asset charges payable ....................         11,428         7,611          355
                                              -----------   -----------   ----------
Total liabilities ........................      1,354,459     1,075,142      882,444
                                              -----------   -----------   ----------
                                              $92,366,373   $62,418,018   $2,615,341
                                              ===========   ===========   ==========
NET ASSETS:
Accumulation units .......................    $92,341,259   $62,407,264   $2,615,341
Contracts in payout (annuitization)
 period ..................................         25,114        10,754           --
                                              -----------   -----------   ----------
Total net assets .........................    $92,366,373   $62,418,018   $2,615,341
                                              ===========   ===========   ==========
Units outstanding ........................      3,854,423     3,662,395      281,169
                                              ===========   ===========   ==========
Unit value (accumulation) ................    $     23.96   $     17.04   $     9.30
                                              ===========   ===========   ==========

                                             INTERNATIONAL
                                                EQUITY       SMALL CAP      GLOBAL
                                                 INDEX        GROWTH       BALANCED
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                             -------------  -----------  ------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust
  I, at value ............................    $10,282,388   $26,731,219   $2,463,566
Receivable from portfolio/JHVLICO ........        107,401       707,653       33,224
                                              -----------   -----------   ----------
Total assets .............................     10,389,789    27,438,872    2,496,790
LIABILITIES
Payable to portfolio/JHVLICO .............        106,149       704,344       32,923
Asset charges payable ....................          1,252         3,309          302
                                              -----------   -----------   ----------
Total liabilities ........................        107,401       707,653       33,225
                                              -----------   -----------   ----------
                                              $10,282,388   $26,731,219   $2,463,565
                                              ===========   ===========   ==========
NET ASSETS:
Accumulation units .......................    $10,282,388   $26,731,219   $2,463,565
Contracts in payout (annuitization)
 period ..................................             --            --           --
                                              -----------   -----------   ----------
Total net assets .........................    $10,282,388   $26,731,219   $2,463,565
                                              ===========   ===========   ==========
Units outstanding ........................        899,755     1,905,129      231,802
                                              ===========   ===========   ==========
Unit value (accumulation) ................    $     11.43   $     14.03   $    10.63
                                              ===========   ===========   ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                            MID CAP     LARGE CAP       MONEY
                                                            GROWTH        VALUE        MARKET
                                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          -----------  -----------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .....     $39,023,003  $39,500,034   $71,738,225
Receivable from portfolio/JHVLICO ...................         441,170      286,665    16,227,324
                                                          -----------  -----------   -----------
Total assets ........................................      39,464,173   39,786,699    87,965,549
LIABILITIES
Payable to portfolio/JHVLICO ........................         436,410      281,863    16,225,081
Asset charges payable ...............................           4,760        4,802         2,243
                                                          -----------  -----------   -----------
Total liabilities ...................................         441,170      286,665    16,227,324
                                                          -----------  -----------   -----------
                                                          $39,023,003  $39,500,034   $71,738,225
                                                          ===========  ===========   ===========
NET ASSETS:
Accumulation units ..................................     $39,001,371  $39,477,957   $71,701,571
Contracts in payout (annuitization) period ..........          21,632       22,077        36,654
                                                          -----------  -----------   -----------
Total net assets ....................................     $39,023,003  $39,500,034   $71,738,225
                                                          ===========  ===========   ===========
Units outstanding ...................................       2,877,248    2,272,283     5,638,647
                                                          ===========  ===========   ===========
Unit value (accumulation) ...........................     $     13.56  $     17.38   $     12.72
                                                          ===========  ===========   ===========

                                                   SMALL/MID CAP       BOND           SMALL/MID
                                                      GROWTH           INDEX          CAP CORE
                                                    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                   -------------  ---------------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series
  Trust I, at value ............................   $ 31,048,088   $     3,144,641   $   1,419,886
Receivable from portfolio/JHVLICO ..............        397,241            19,071          17,829
                                                   ------------   ---------------   -------------
Total assets ...................................     31,445,329         3,163,712       1,437,715
LIABILITIES
Payable to portfolio/JHVLICO ...................        393,337            18,699          17,659
Asset charges payable ..........................          3,904               372             170
                                                   ------------   ---------------   -------------
Total liabilities ..............................        397,241            19,071          17,829
                                                   ------------   ---------------   -------------
                                                   $ 31,048,088   $     3,144,641   $   1,419,886
                                                   ============   ===============   =============
NET ASSETS:
Accumulation units .............................   $ 31,048,088   $     3,144,641   $   1,419,886
Contracts in payout (annuitization) period .....             --                --              --
                                                   ------------   ---------------   -------------
Total net assets ...............................   $ 31,048,088   $     3,144,641   $   1,419,886
                                                   ============   ===============   =============
Units outstanding ..............................      1,519,957           279,590         109,286
                                                   ============   ===============   =============
Unit value (accumulation) ......................   $      20.43   $         11.25   $       12.99
                                                   ============   ===============   =============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                              REAL ESTATE    GROWTH &
                                                                EQUITY        INCOME        MANAGED
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                              -----------  ------------  --------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust
  I, at value .............................................   $12,282,712  $203,976,353   $252,048,697
Receivable from portfolio/JHVLICO .........................        97,508     2,242,205      3,660,741
                                                              -----------  ------------   ------------
Total assets ..............................................    12,380,220   206,218,558    255,709,438
LIABILITIES
Payable to portfolio/JHVLICO ..............................        95,999     2,217,016      3,629,736
Asset charges payable .....................................         1,509        25,189         31,005
                                                              -----------  ------------   ------------
Total liabilities .........................................        97,508     2,242,205      3,660,741
                                                              -----------  ------------   ------------
                                                              $12,282,712  $203,976,353   $252,048,697
                                                              ===========  ============   ============
NET ASSETS:
Accumulation units ........................................   $12,282,712  $203,825,517   $251,709,215
Contracts in payout (annuitization) period ................            --       150,836        339,482
                                                              -----------  ------------   ------------
Total net assets ..........................................   $12,282,712  $203,976,353   $252,048,697
                                                              ===========  ============   ============
Units outstanding .........................................       634,147     8,994,185     12,110,846
                                                              ===========  ============   ============
Unit value (accumulation) .................................   $     19.37  $      22.68   $      20.81
                                                              ===========  ============   ============

                                                              SHORT-TERM   SMALL CAP    INTERNATIONAL
                                                                 BOND        EQUITY     OPPORTUNITIES
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              -----------  ----------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust
  I, at value .............................................   $15,094,961  $9,558,200    $ 7,924,775
Receivable from portfolio/JHVLICO .........................       150,988      62,392      4,834,362
                                                              -----------  ----------    -----------
Total assets ..............................................    15,245,949   9,620,592     12,759,137
LIABILITIES
Payable to portfolio/JHVLICO ..............................       149,159      61,228      4,833,190
Asset charges payable .....................................         1,829       1,164          1,172
                                                              -----------  ----------    -----------
Total liabilities .........................................       150,988      62,392      4,834,362
                                                              -----------  ----------    -----------
                                                              $15,094,961  $9,558,200    $ 7,924,775
                                                              ===========  ==========    ===========
NET ASSETS:
Accumulation units ........................................   $15,090,652  $9,558,200    $ 7,924,775
Contracts in payout (annuitization) period ................         4,309          --             --
                                                              -----------  ----------    -----------
Total net assets ..........................................   $15,094,961  $9,558,200    $ 7,924,775
                                                              ===========  ==========    ===========
Units outstanding .........................................     1,078,865     941,269        787,543
                                                              ===========  ==========    ===========
Unit value (accumulation) .................................   $     13.99  $    10.15    $     10.06
                                                              ===========  ==========    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                           EQUITY     HIGH YIELD     GLOBAL
                                                            INDEX        BOND         BOND
                                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         -----------  ----------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .......  $49,766,307  $2,263,492   $14,020,721
Receivable from portfolio/JHVLICO .....................      756,418      22,142       317,657
                                                         -----------  ----------   -----------
Total assets ..........................................   50,522,725   2,285,634    14,338,378
LIABILITIES
Payable to portfolio/JHVLICO ..........................      750,321      21,872       315,944
Asset charges payable .................................        6,097         270         1,713
                                                         -----------  ----------   -----------
Total liabilities .....................................    7,564,418      22,142       317,657
                                                         -----------  ----------   -----------
                                                         $49,766,307  $2,263,492   $14,020,721
                                                         ===========  ==========   ===========
NET ASSETS:
Accumulation units ....................................  $49,722,509  $2,263,492   $13,989,903
Contracts in payout (annuitization) period ............       43,798          --        30,818
                                                         -----------  ----------   -----------
Total net assets ......................................  $49,766,307  $2,263,492   $14,020,721
                                                         ===========  ==========   ===========
Units outstanding .....................................    2,871,351     249,635     1,110,550
                                                         ===========  ==========   ===========
Unit value (accumulation) .............................  $     17.33  $     9.07   $     12.63
                                                         ===========  ==========   ===========

                                                          LARGE CAP     SMALL      LARGE CAP
                                                          AGGRESSIVE     CAP         VALUE
                                                            GROWTH      VALUE         CORE
                                                          SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                          ----------  ----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .......    $266,573   $5,922,247    $676,336
Receivable from portfolio/JHVLICO .....................         873       51,098          86
                                                           --------   ----------    --------
Total assets ..........................................     267,446    5,973,345     676,422
LIABILITIES
Payable to portfolio/JHVLICO ..........................         841       50,378           5
Asset charges payable .................................          32          720          81
                                                           --------   ----------    --------
Total liabilities .....................................         873       51,098          86
                                                           --------   ----------    --------
                                                           $266,573   $5,922,247    $676,336
                                                           ========   ==========    ========
NET ASSETS:
Accumulation units ....................................    $266,573   $5,922,247    $676,336
Contracts in payout (annuitization) period ............          --           --          --
                                                           --------   ----------    --------
Total net assets ......................................    $266,573   $5,922,247    $676,336
                                                           ========   ==========    ========
Units outstanding .....................................      40,539      443,190      68,395
                                                           ========   ==========    ========
Unit value (accumulation) .............................    $   6.58       $13.36       $9.89
                                                           ========   ==========    ========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                                      INTERNATIONAL  FUNDAMENTAL    LARGE/MID
                                                                         EQUITY        GROWTH       CAP VALUE
                                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                                      -------------  -----------  ------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust I, at value ...............       $   132,855    $   680,716   $21,464,321
Receivable from portfolio/JHVLICO .............................                16         31,489       268,581
                                                                      -----------    -----------   -----------
Total assets ..................................................           132,871        712,205    21,732,902
LIABILITIES
Payable to portfolio/JHVLICO ..................................                --         31,403       265,945
Asset charges payable .........................................                16             86         2,636
                                                                      -----------    -----------   -----------
Total liabilities .............................................                16         31,489       268,581
                                                                      -----------    -----------   -----------
                                                                      $   132,855    $   680,716   $21,464,321
                                                                      ===========    ===========   ===========
NET ASSETS:
Accumulation units ............................................       $   132,855    $   655,976   $21,414,926
Contracts in payout (annuitization)period .....................                --         24,740        49,395
                                                                      -----------    -----------   -----------
Total net assets ..............................................       $   132,855    $   680,716   $21,464,321
                                                                      ===========    ===========   ===========
Units outstanding .............................................            20,081        113,524     2,081,464
                                                                      ===========    ===========   ===========
Unit value (accumulation) .....................................       $      6.62    $      6.00   $     10.31
                                                                      ===========    ===========   ===========

                                                                          V.A.       FIDELITY      FIDELITY
                                                                        FINANCIAL     VIP II          VIP
                                                                       INDUSTRIES   CONTRAFUND     OVERSEAS
                                                                       SUBACCOUNT*  SUBACCOUNT*   SUBACCOUNT*
                                                                       -----------  -----------   -----------
ASSETS
Investment in shares of portfolios of:
 John Hancock Declaration Trust, at value ........................    $      336     $       --   $        --
 Outside Trust, at value .........................................            --            512       558,120
Receivable from portfolio/JHVLICO ................................            --             --     4,831,373
                                                                      ----------     ----------   -----------
Total assets .....................................................           336            512     5,389,493
LIABILITIES
Payable to portfolio/JHVLICO .....................................            --             --     4,831,085
Asset charges payable ............................................            --             --           288
                                                                      ----------     ----------   -----------
Total liabilities ................................................            --             --     4,831,373
                                                                      ----------     ----------   -----------
                                                                      $      336     $      512   $   558,120
                                                                      ==========     ==========   ===========
NET ASSETS:
Accumulation units ...............................................    $      336     $      512   $   558,120
Contracts in payout (annuitization)
 period ..........................................................            --             --            --
                                                                      ----------     ----------   -----------
Total net assets .................................................    $      336     $      512   $   558,120
                                                                      ==========     ==========   ===========
Units outstanding ................................................            40             57        72,280
                                                                      ==========     ==========   ===========
Unit value (accumulation)  .......................................    $     8.40     $     8.98   $      7.72
                                                                      ==========     ==========   ===========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001

                                                                 JANUS ASPEN   JANUS ASPEN
                                                                   GLOBAL       WORLDWIDE
                                                                 TECHNOLOGY      GROWTH
                                                                 SUBACCOUNT*   SUBACCOUNT*
                                                                 -----------   ------------
ASSETS
Investment in shares of portfolios of:
 Outside Trust, at value ......................................  $      314     $  570,793
Receivable from portfolio/JHVLICO .............................          --      4,693,676
                                                                 ----------     ----------
Total assets ..................................................         314      5,264,469
LIABILITIES
Payable to portfolio/JHVLICO ..................................          --      4,693,394
Asset charges payable .........................................          --            282
                                                                 ----------     ----------
Total liabilities .............................................          --      4,693,676
                                                                 ----------     ----------
                                                                 $      314     $  570,793
                                                                 ==========     ==========
NET ASSETS:
Accumulation units ............................................  $      314     $  570,793
Contracts in payout (annuitization) period ....................          --             --
                                                                 ----------     ----------
Total net assets ..............................................  $      314     $  570,793
                                                                 ==========     ==========
Units outstanding .............................................          52         75,940
                                                                 ==========     ==========
Unit value (accumulation) .....................................  $     6.04     $     7.52
                                                                 ==========     ==========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                           LARGE                                   INTERNATIONAL      SMALL
                            CAP          ACTIVE       EMERGING        EQUITY           CAP
                           GROWTH         BOND         MARKETS         INDEX          GROWTH
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -------------  ------------  ------------  -------------  ---------------

Investment income:
Income:
 Dividends ............ $    203,453   $ 5,689,775   $     9,229   $   304,373     $         --
                        ------------   -----------   -----------   -----------     ------------
Total investment
 income ...............      203,453     5,689,775         9,229       304,373               --
Expenses:
 Mortality and expense
  risks ...............    2,229,758     1,397,041        72,056       266,210          631,776
                        ------------   -----------   -----------   -----------     ------------
Net investment income
 (loss) ...............   (2,026,305)    4,292,734       (62,827)       38,163          631,776
Realized gains
 (losses) on
 investments:
 Realized loss on sale
  of portfolio shares..  (50,070,598)   (2,704,140)   (5,664,611)   (3,135,739)     (12,606,746)
 Realized gain
  distributions .......           --            --            --         2,856               --
                        ------------   -----------   -----------   -----------     ------------
Realized losses .......  (50,070,598)   (2,704,140)   (5,664,611)   (3,132,883)     (12,606,746)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........   11,273,351     4,307,789     5,079,761    (1,712,551)       3,299,369
                        ------------   -----------   -----------   -----------     ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $(40,823,552)  $ 5,896,383   $  (647,677)  $(4,807,271)    $ (9,939,153)
                        ============   ===========   ===========   ===========     ============



                                         MID           LARGE                     SMALL/MID
                          GLOBAL         CAP            CAP          MONEY          CAP
                         BALANCED       GROWTH         VALUE         MARKET        GROWTH
                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        -----------  -------------  -------------  ----------  ---------------
Investment income:
Income:
 Dividends ............ $   61,399   $         --   $    878,278   $3,487,412   $         --
                        ----------   ------------   ------------   ----------   ------------
Total investment
 income ...............     61,399             --        878,278    3,487,412             --
Expenses:
 Mortality and expense
  risks ...............     69,597      1,067,470        847,902    1,225,156        626,653
                        ----------   ------------   ------------   ----------   ------------
Net investment income
 (loss) ...............     (8,198)    (1,067,470)        30,376    2,262,256       (626,653)
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   (946,796)   (35,212,040)     1,785,492           --     (4,987,341)
 Realized gain
  distributions .......         --             --        520,445           --             --
                        ----------   ------------   ------------   ----------   ------------
Realized gains
 (losses) .............   (946,796)   (35,212,040)     2,305,937           --     (4,987,341)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........    523,739     (7,734,206)    (2,596,636)          --      5,084,368
                        ----------   ------------   ------------   ----------   ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $ (431,255)  $(44,013,716)  $   (260,323)  $2,262,256   $   (529,626)
                        ==========   ============   ============   ==========   ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    SMALL/MID      REAL
                           BOND        CAP        ESTATE        GROWTH &
                          INDEX        CORE       EQUITY         INCOME         MANAGED
                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        ----------  ----------  ------------  -------------  ---------------

Investment income:
Income:
 Dividends ............ $ 259,163   $  11,489   $   635,241   $  1,470,819    $  8,853,252
                        ---------   ---------   -----------   ------------    ------------
Total investment
 income ...............   259,163      11,489       635,241      1,470,819       8,853,252
Expenses:
 Mortality and expense
  risks ...............    63,940      31,502       242,874      4,939,976       6,181,875
                        ---------   ---------   -----------   ------------    ------------
Net investment income
 (loss) ...............   195,223     (20,013)      392,367     (3,469,157)      2,671,377
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   183,442    (208,548)   (1,381,438)   (87,393,172)    (29,991,982)
 Realized gain
  distributions .......     5,271          --       373,296             --       1,382,061
                        ---------   ---------   -----------   ------------    ------------
Realized gains
 (losses) .............   188,713    (208,548)   (1,008,142)   (87,393,172)    (28,609,921)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........  (131,220)    136,242     1,274,165     17,171,695       2,609,007
                        ---------   ---------   -----------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $ 252,716   $ (92,319)  $   658,390   $(73,690,634)   $(23,329,537)
                        =========   =========   ===========   ============    ============



                           SHORT         SMALL                                           HIGH
                           TERM           CAP         INTERNATIONAL     EQUITY           YIELD
                           BOND          EQUITY       OPPORTUNITIES      INDEX           BOND
                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -----------  ---------------  -------------  --------------  --------------
Investment income:
Income:
 Dividends ............ $1,281,701   $        5,612   $   102,818    $   1,002,337      $ 363,433
                        ----------   --------------   -----------    -------------    -----------
Total investment
 income ...............  1,281,701            5,612       102,818        1,002,337        363,433
Expenses:
 Mortality and expense
  risks ...............    352,665          213,531       189,229        1,271,323         57,802
                        ----------   --------------   -----------    -------------    -----------
Net investment income
 (loss) ...............    929,036         (207,919)      (86,411)        (268,986)       305,631
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   (101,153)      (5,159,271)   (5,917,367)       1,931,660       (621,587)
 Realized gain
  distributions .......         --               --            --        1,685,001             --
                        ----------   --------------   -----------    -------------    -----------
Realized gains
 (losses) .............   (101,153)      (5,159,271)   (5,917,367)       3,616,661       (621,587)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........    816,402        4,035,555     2,218,750      (18,201,709)       306,068
                        ----------   --------------   -----------    -------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $1,644,285   $   (1,331,635)  $(3,785,028)   $ (14,854,034)   $    (9,888)
                        ==========   ==============   ===========    =============    ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2001

                                                                  LARGE                        LARGE
                                                                   CAP            SMALL         CAP
                                                    GLOBAL      AGGRESSIVE         CAP         VALUE     INTERNATIONAL
                                                     BOND        GROWTH           VALUE         CORE        EQUITY
                                                  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ----------    ----------      ----------   ----------   ------------
Investment income:
Income:
 Dividends ...............................        $ 686,376       $      --     $  47,211    $   4,146    $   1,459
                                                  ---------       ---------     ---------    ---------    ---------
Total investment income ..................          686,376              --        47,211        4,146        1,459
Expenses:
 Mortality and expense risks .............          365,360           9,442        96,884        6,121        2,572
                                                  ---------       ---------     ---------    ---------    ---------
Net investment income(loss)...............          321,016          (9,442)      (49,673)      (1,975)      (1,113)
Realized gains(losses) on
 investments:
 Realized gain (loss)on sale of
  portfolio shares .......................         (815,512)       (389,598)      160,461       (6,295)     (48,008)
 Realized gain distributions .............               --              --        33,501           --           --
                                                  ---------       ---------     ---------    ---------    ---------
Realized gains (losses) ..................         (815,512)       (389,598)      193,962       (6,295)     (48,008)
Change in unrealized appreciation
 (depreciation) during the period ........         (446,849)        252,954       772,484        8,973         (872)
                                                  ---------       ---------     ---------    ---------    ---------
Net increase(decrease) in net assets
 resulting from operations ...............        $(941,345)      $(146,086)    $ 916,773    $     703    $ (49,993)
                                                  =========       =========     =========    =========    =========

                                                          LARGE/MID      V.A.       FIDELITY     FIDELITY
                                            FUNDAMENTAL      CAP       FINANCIAL     VIP II         VIP
                                              GROWTH       VALUE     INDUSTRIES   CONTRAFUND     OVERSEAS
                                            SUBACCOUNT   SUBACCOUNT  SUBACCOUNT*  SUBACCOUNT*   SUBACCOUNT*
                                           ------------  ----------  -----------  -----------  ------------
Investment income:
Income:
 Dividends ..........................       $        --  $    11,986 $         2  $        --    $      --
                                            -----------  ----------- -----------  -----------  -----------
Total investment income .............                --       11,986           2           --           --
Expenses:
 Mortality and expense risks ........            23,863       24,112           9            2          780
                                            -----------  ----------- -----------  -----------  -----------
Net investment loss .................           (23,863)     (12,126)         (7)          (2)        (780)
Realized gains(losses) on
 investments:
 Realized gain (loss)on sale of
  portfolio shares ..................        (2,209,497)     (57,244)       (340)          (1)      29,006
 Realized gain distributions.........                --           --          11           --           --
                                            -----------  ----------- -----------  -----------  -----------
Realized gains
 (losses)  ..........................        (2,209,497)     (57,244)       (329)          (1)      29,006
Change in unrealized appreciation
 (depreciation) during the period....         1,092,930      122,795           3          (13)       6,457
                                            -----------  ----------- -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations ..........       $(1,140,430) $    53,425 $      (333)         (16) $    34,683
                                            ===========  =========== ===========  ===========  ===========

* From May 1, 2001 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                            JANUS ASPEN   JANUS ASPEN
                                                                              GLOBAL       WORLDWIDE
                                                                            TECHNOLOGY      GROWTH
                                                                            SUBACCOUNT*   SUBACCOUNT*
                                                                            -----------  -------------
Investment income:
Income:
 Dividends .............................................................     $       3     $     688
                                                                             ---------     ---------
Total investment income ................................................             3           688
Expenses:
 Mortality and expense risks ...........................................             2         1,216
                                                                             ---------     ---------
Net investment income (loss) ...........................................             1          (528)
Realized gains (losses) on investments:
 Realized gain (loss) on sale of portfolio shares ......................           (60)      101,675
 Realized gain distributions ...........................................            --            --
                                                                             ---------     ---------
Realized gains (losses)  ...............................................           (60)      101,675
Change in unrealized appreciation (depreciation)during the period.......           (44)        2,414
                                                                             ---------     ---------
Net increase (decrease) in net assets resulting from operations.........     $    (103)    $ 103,561
                                                                             =========     =========

* From May 1, 2001 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                LARGE CAP                       ACTIVE
                                                            GROWTH SUBACCOUNT               BOND SUBACCOUNT
                                                      -----------------------------   ----------------------------
                                                          2001            2000            2001            2000
                                                      -------------  --------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ......................  $  (2,026,305)  $  34,182,284   $  4,292,734    $  5,833,657
 Realized gains (losses) ...........................    (50,070,598)      8,528,313     (2,704,140)     (1,256,572)
 Change in unrealized appreciation
  (depreciation) during the period .................     11,273,351    (100,308,081)     4,307,789       5,273,102
                                                      -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
  from operations ..................................    (40,823,552)    (57,597,474)     5,896,383       9,850,187
Contract transactions:
 Net payments received from contractowners .........      2,086,538      65,335,187      1,268,554       9,556,721
 Net transfers for contract benefits
  and terminations .................................    (93,050,951)    (40,890,449)   (71,629,600)    (24,918,718)
Net transfers between subaccounts ..................    (16,199,364)             --      8,328,683              --
                                                      -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................   (107,163,777)      24,44,738    (62,032,363)    (15,361,997)
                                                      -------------   -------------   ------------    ------------
Total decrease in net assets .......................   (147,987,329)    (33,152,736)   (56,135,980)     (5,511,810)
Net assets at beginning of period ..................    240,353,702     273,506,438    118,553,998     124,065,808
                                                      -------------   -------------   ------------    ------------
 Net assets at end of period .......................  $  92,366,373   $ 240,353,702   $ 62,418,018    $118,553,998
                                                      =============   =============   ============    ============

                                                                 EMERGING                 INTERNATIONAL EQUITY
                                                            MARKETS SUBACCOUNT              INDEX SUBACCOUNT
                                                      -----------------------------   ----------------------------
                                                           2001            2000           2001             2000
                                                      --------------  -------------   -------------   ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ......................  $      (62,827) $     462,429   $     38,163    $    956,077
 Realized gains (losses) ...........................      (5,664,611)       316,493     (3,132,883)      1,002,123
 Change in unrealized appreciation
  (depreciation) during the period .................       5,079,761     (6,239,736)    (1,712,551)     (8,313,893)
                                                      --------------  -------------   ------------    ------------
Net decrease in net assets resulting from
 operations ........................................        (647,677)    (5,460,814)    (4,807,271)     (6,355,693)
Contract transactions:
 Net payments received from contractowners .........         127,782      8,973,622        890,164       4,530,688
 Net transfers for contract benefits and
  terminations .....................................      (3,503,652)    (1,941,335)   (10,303,514)     (8,443,242)
Net transfers between subaccounts ..................        (129,776)            --     (2,197,741)             --
                                                      --------------  -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................      (3,505,646)     7,032,287    (11,611,091)     (3,912,554)
                                                      --------------  -------------   ------------    ------------
Total increase (decrease) in net assets ............      (4,153,323)     1,571,473    (16,418,362)    (10,268,247)
Net assets at beginning of period ..................       6,768,664      5,197,191     26,700,750      36,968,997
                                                      --------------  -------------   ------------    ------------
Net assets at end of period ........................  $    2,615,341  $   6,768,664   $ 10,282,388    $ 26,700,750
                                                      ==============  =============   ============    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                        SMALL CAP GROWTH                 GLOBAL BALANCED
                                                           SUBACCOUNT                      SUBACCOUNT
                                                   -----------------------------   ----------------------------
                                                       2001           2000             2001            2000
                                                   ------------  ---------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..................   $   (631,776)   $   5,599,312   $     (8,198)   $    235,604
 Realized gains (losses) .......................    (12,606,746)       3,803,070       (946,796)        (56,665)
 Change in unrealized appreciation
  (depreciation) during the period .............      3,299,369      (35,118,496)       523,739      (1,033,910)
                                                   ------------    -------------   ------------    ------------
Net decrease in net assets resulting
 from operations ...............................     (9,939,153)     (25,716,114)      (431,255)       (854,971)
Contract transactions:
 Net payments received from contractowners .....        864,468       36,537,939        100,519         678,189
 Net transfers for contract benefits and
  terminations .................................    (28,965,801)      (4,854,211)    (3,884,230)     (1,260,217)
Net transfers between subaccounts ..............     (4,830,646)              --       (362,946)             --
                                                   ------------    -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ....................    (32,931,979)      31,683,728     (4,146,657)       (582,028)
                                                   ------------    -------------   ------------    ------------
Total increase (decrease) in net assets ........    (42,871,132)       5,967,614     (4,577,912)     (1,436,999)
Net assets at beginning of period ..............     69,602,351       63,634,737      7,041,477       8,478,476
                                                   ------------    -------------   ------------    ------------
Net assets at end of period ....................   $ 26,731,219    $  69,602,351   $  2,463,565    $  7,041,477
                                                   ============    =============   ============    ============


                                                          MID CAP GROWTH                  LARGE CAP VALUE
                                                            SUBACCOUNT                       SUBACCOUNT
                                                   -----------------------------   ----------------------------
                                                       2001            2000            2001             2000
                                                   -------------   -------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..................   $  (1,067,470)  $  18,953,345   $     30,376    $  3,042,921
 Realized gains (losses) .......................     (35,212,040)     13,913,720      2,305,937       1,176,156
 Change in unrealized appreciation
  (depreciation) during the period .............      (7,734,206)   (120,345,150)    (2,596,636)      2,952,363
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from operations ...............................     (44,013,716)    (87,478,085)      (260,323)      7,171,440
Contract transactions:
 Net payments received from contractowners .....       1,815,133      71,460,179      1,023,645      10,428,322
 Net transfers for contract benefits and
  terminations .................................     (43,341,054)    (24,181,991)   (38,618,889)    (11,309,563)
Net transfers between subaccounts ..............      (7,334,076)             --      4,606,344              --
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ....................     (48,859,997)     47,278,188    (32,988,900)       (881,241)
                                                   -------------   -------------   ------------    ------------
Total increase (decrease) in net assets ........     (92,873,713)    (40,199,897)   (33,249,223)      6,290,199
Net assets at beginning of period ..............     131,896,716     172,096,613     72,749,257      66,459,058
                                                   -------------   -------------   ------------    ------------
Net assets at end of period ....................   $  39,023,003   $ 131,896,716   $ 39,500,034    $ 72,749,257
                                                   =============   =============   ============    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                    MONEY MARKET              SMALL/MID CAP GROWTH
                                     SUBACCOUNT                    SUBACCOUNT
                            ----------------------------   -----------------------------
                                2001           2000            2001           2000
                            -------------  --------------  -------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) .................  $  2,262,256   $   4,863,580   $   (626,653)   $ 4,823,939
 Realized losses .........            --              --     (4,987,341)      (207,296)
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......            --              --      5,084,368       (571,116)
                            ------------   -------------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     2,262,256       4,863,580       (529,626)     4,045,527
Contract transactions:
 Net payments received
  from contractowners ....    22,210,349      67,485,655        488,067      3,130,030
 Net transfers for
  contract benefits
  and terminations .......   (81,840,371)   (117,965,591)   (22,571,336)    (9,220,647)
Net transfers between
 subaccounts .............    31,716,615              --     (1,118,336)            --
                            ------------   -------------   ------------    -----------
Net decrease in net
 assets resulting from
 contract transactions ...   (27,913,407)    (50,479,936)   (23,201,605)    (6,090,617)
                            ------------   -------------   ------------    -----------
Total decrease in net
 assets ..................   (25,651,151)    (45,616,356)   (23,731,231)    (2,045,090)
Net assets at
 beginning of period .....    97,389,376     143,005,732     54,779,319     56,824,409
                            ------------   -------------   ------------    -----------
Net assets at end of
 period ..................  $ 71,738,225   $  97,389,376   $ 31,048,088    $54,779,319
                            ============   =============   ============    ===========

                                       BOND INDEX                    SMALL/MID CAP CORE
                                       SUBACCOUNT                        SUBACCOUNT
                            --------------------------------   ----------------------------------
                                2001             2000              2001              2000
                            -------------  ------------------  --------------  ------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) .................  $    195,223   $         166,928   $     (20,013)   $        94,058
 Realized gains
  (losses) ...............       188,713             (20,368)       (208,548)            74,299
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......      (131,220)            181,505         136,242           (187,688)
                            ------------   -----------------   -------------    ---------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............       252,716             328,065         (92,319)           (19,331)
Contract transactions:
 Net payments received
  from contractowners ....       173,254           2,436,063          59,860          2,547,374
 Net transfers for
  contract benefits
  and terminations .......    (5,060,349)           (309,812)     (1,821,328)          (218,905)
Net transfers between
 subaccounts .............     3,364,836                  --         212,468                --
                            ------------   -----------------   -------------    ---------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions ...    (1,522,259)          2,126,251      (1,549,000)         2,328,469
                            ------------   -----------------   -------------    ---------------
Total increase
 (decrease) in net
 assets ..................    (1,269,543)          2,454,316      (1,641,319)         2,309,138
Net assets at
 beginning of period .....     4,414,184           1,959,868       3,061,205            752,067
                            ------------   -----------------   -------------    ---------------
Net assets at end of
 period ..................  $  3,144,641   $       4,414,184   $   1,419,886    $     3,061,205
                            ============   =================   =============    ===============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                  REAL ESTATE                    GROWTH &
                                    EQUITY                        INCOME
                                  SUBACCOUNT                    SUBACCOUNT
                           -------------------------   --------------------------------
                              2001          2000           2001             2000
                           ------------  ------------  --------------  ----------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) ................. $   392,367   $ 1,524,647   $  (3,469,157)   $  85,310,657
 Realized gains
  (losses) ...............  (1,008,142)     (777,109)    (87,393,172)      12,880,941
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......   1,274,165     3,486,127      17,171,695     (184,133,054)
                           -----------   -----------   -------------    -------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     658,390     4,233,665     (73,690,634)     (85,941,456)
Contract transactions:
 Net payments received
  from contractowners.....     283,234     3,489,152       4,650,578       52,082,587
 Net transfers for
  contract benefits
  and terminations .......  (9,002,876)   (2,491,176)   (206,730,146)     (87,436,548)
Net transfers between
 subaccounts .............    (460,285)           --     (20,193,550)              --
                           -----------   -----------   -------------    -------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions ...  (9,179,927)      997,976    (222,273,118)     (35,353,961)
                           -----------   -----------   -------------    -------------
Total increase
 (decrease) in net
 assets ..................  (8,521,537)    5,231,641    (295,963,752)    (121,295,417)
Net assets at
 beginning of period. ....  20,804,249    15,572,608     499,940,105      621,235,522
                           -----------   -----------   -------------    -------------
Net assets at end of
 period .................. $12,282,712   $20,804,249   $ 203,976,353    $ 499,940,105
                           ===========   ===========   =============    =============

                                         MANAGED                        SHORT TERM BOND
                                        SUBACCOUNT                        SUBACCOUNT
                             --------------------------------   ----------------------------------
                                 2001              2000               2001              2000
                             --------------  -----------------  -----------------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income       $   2,671,377   $     55,127,062   $        929,036    $  1,479,282
 Realized gains
  (losses) ...............     (28,609,921)         4,812,744           (101,153)       (172,407)
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......       2,609,007        (69,181,388)           816,402         633,709
                             -------------   ----------------   ----------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     (23,329,537)        (9,241,582)         1,644,285       1,940,584
Contract transactions:
 Net payments received
  from contractowners ....       5,219,403         54,596,604            429,414       4,688,037
 Net transfers for
  contract benefits
  and terminations .......    (305,386,718)       (95,992,261)       (20,842,087)     (5,844,588)
Net transfers between
 subaccounts .............     (13,578,531)                 --         2,281,113              --
                             -------------   ----------------   ----------------    ------------
Net decrease in net
 assets resulting from
 contract transactions ...    (313,745,846)       (41,395,657)       (18,131,560)     (1,156,551)
                             -------------   ----------------   ----------------    ------------
Total increase
 (decrease) in net
 assets ..................    (337,075,383)       (50,637,239)       (16,487,275)        784,033
Net assets at
 beginning of period .....     589,124,080        639,761,319         31,582,236      30,798,203
                             -------------   ----------------   ----------------    ------------
Net assets at end of
 period ..................   $ 252,048,697   $    589,124,080   $     15,094,961    $ 31,582,236
                             =============   ================   ================    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,


                                                                 SMALL                      INTERNATIONAL
                                                               CAP EQUITY                   OPPORTUNITIES
                                                               SUBACCOUNT                     SUBACCOUNT
                                                      ----------------------------   ----------------------------
                                                          2001           2000            2001            2000
                                                      ------------  --------------   -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................  $   (207,919)  $  1,212,739    $   (86,411)   $    916,494
 Realized gains (losses) ...........................    (5,159,271)      (409,781)    (5,917,367)        684,857
 Change in unrealized appreciation
  (depreciation) during the period .................     4,035,555     (2,948,219)     2,218,750      (5,770,232)
                                                      ------------   ------------    -----------    ------------
Net decrease in net assets resulting
 from operations ...................................    (1,331,635)    (2,145,261)    (3,785,028)     (4,168,881)
Contract transactions:
 Net payments received from contractowners .........       288,807      3,462,412        520,351       9,932,745
 Net transfers for contract benefits and
  terminations .....................................    (9,260,642)    (3,579,937)    (8,886,090)     (2,535,005)
Net transfers between subaccounts ..................       907,959             --       (194,555)             --
                                                      ------------   ------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................    (8,063,876)      (117,525)    (8,560,294)      7,397,740
                                                      -----------    ------------   ------------    ------------
Total increase (decrease) in net assets ............    (9,395,511)    (2,262,786)   (12,345,322)      3,228,859
Net assets at beginning of period. .................    18,953,711     21,216,497     20,270,097      17,041,238
                                                      ------------   ------------   ------------    ------------
Net assets at end of period ........................  $  9,558,200   $ 18,953,711   $  7,924,775    $ 20,270,097
                                                      ============   ============   ============    ============

                                                              EQUITY INDEX                 HIGH YIELD BOND
                                                               SUBACCOUNT                    SUBACCOUNT
                                                      ----------------------------  ----------------------------
                                                          2001           2000            2001           2000
                                                      -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................  $   (268,986)  $  4,895,202   $    305,631   $    238,168
 Realized gains (losses) ...........................     3,616,661      4,914,310       (621,587)      (115,297)
 Change in unrealized appreciation
  (depreciation) during the period .................   (18,201,709)   (25,530,057)       306,068       (545,461)
                                                      ------------   ------------   ------------   ------------
Net decrease in net assets resulting
 from operations ...................................   (14,854,034)   (15,720,545)        (9,888)      (422,590)
Contract transactions:
 Net payments received from contractowners .........       708,950     26,360,785        293,801      1,766,976
 Net transfers for contract benefits and
  terminations .....................................   (63,575,384)   (15,702,200)    (4,798,798)      (401,293)
Net transfers between subaccounts ..................    (7,675,368)            --      3,063,789             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................   (70,541,802)    10,658,585     (1,441,208)     1,365,683
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets ............   (85,395,836)    (5,061,960)    (1,451,096)       943,093
Net assets at beginning of period ..................   135,162,143    140,224,103      3,714,588      2,771,495
                                                      ------------   ------------   ------------   ------------
Net assets at end of period ........................  $ 49,766,307   $135,162,143   $  2,263,492   $  3,714,588
                                                      ============   ============   ============   ============



See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                 GLOBAL                    LARGE CAP
                                                                                  BOND                 AGGRESSIVE GROWTH
                                                                               SUBACCOUNT                  SUBACCOUNT
                                                                      ----------------------------  -------------------------
                                                                          2001           2000         2001         2000*
                                                                      -------------  -------------  ----------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................................  $    321,016   $  1,609,614   $  (9,442)   $   11,687
 Realized gains (losses) ...........................................      (815,512)      (383,421)   (389,598)       11,945
 Change in unrealized appreciation (depreciation)
  during the period ................................................      (446,849)     2,172,446     252,954      (251,150)
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 operations ........................................................     3,398,639       (146,086)   (227,518)     (941,345)
Contract transactions:
 Net payments received from contractowners .........................       324,924      3,554,224      30,086     1,442,850
 Net transfers for contract benefits and
  terminations .....................................................   (19,759,438)   (10,922,509)   (834,338)     (232,118)
Net transfers between subaccounts ..................................      (845,689)            --     233,697            --
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 contract transactions .............................................   (20,280,203)    (7,368,285)   (570,555)    1,210,732
                                                                      ------------   ------------   ---------    ----------
Total increase (decrease) in net assets ............................   (21,221,548)    (3,969,646)   (716,641)      983,214
Net assets at beginning of period ..................................    35,242,269     39,211,915     983,214            --
                                                                      ------------   ------------   ---------    ----------
Net assets at end of period ........................................  $ 14,020,721   $ 35,242,269   $ 266,573    $  983,214
                                                                      ============   ============   =========    ==========

                                                                                 SMALL CAP                 LARGE CAP
                                                                                   VALUE                   VALUE CORE
                                                                                SUBACCOUNT                 SUBACCOUNT
                                                                      ----------------------------  ------------------------
                                                                          2001           2000*         2001          2000*
                                                                      -------------  -------------  ----------  ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................................  $    (49,673)  $    666,204   $  (1,975)   $    2,166
 Realized gains (losses) ...........................................       193,962         26,896      (6,295)          494
 Change in unrealized appreciation (depreciation)
  during the period. ...............................................       772,484       (344,246)      8,973         3,674
                                                                      ------------   ------------   ---------    ----------
Net increase in net assets resulting from operations ...............       916,773        348,854         703         6,334
Contract transactions:
 Net payments received from contractowners .........................       110,330      5,769,998      30,107       222,657
 Net transfers for contract benefits and
  terminations .....................................................    (5,705,423)      (796,480)   (195,862)      (11,756)
Net transfers between subaccounts ..................................     5,278,195             --     624,153            --
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 contract transactions .............................................      (316,898)     4,973,518     458,398       210,901
                                                                      ------------   ------------   ---------    ----------
Total increase in net assets .......................................       599,875      5,322,372     459,101       217,235
Net assets at beginning of period. .................................     5,322,372             --     217,235            --
                                                                      ------------   ------------   ---------    ----------
Net assets at end of period ........................................  $  5,922,247   $  5,322,372   $ 676,336    $  217,235
                                                                      ============   ============   =========    ==========

* From May 1, 2000 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31,


                                                               INTERNATIONAL                                FUNDAMENTAL
                                                                  EQUITY                                      GROWTH
                                                                 SUBACCOUNT                                 SUBACCOUNT
                                                     ----------------------------------          -----------------------------------
                                                         2001                 2000*                  2001                  2000*
                                                     -----------          -------------          ------------          -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  ..................    $     (1,113)         $      4,738          $    (23,863)         $    381,971
 Realized losses ................................         (48,008)                  (69)           (2,209,497)             (120,350)
 Change in unrealized appreciation (depreciation)
   during the period ............................            (872)              (17,524)            1,092,930            (1,181,717)
                                                     ------------          ------------          ------------          ------------
Net decrease in net assets resulting from
   operations ...................................         (49,993)              (12,855)           (1,140,430)             (920,096)
Contract transactions:
 Net payments received from contractowners ......          19,584               174,125                83,391            11,087,242
 Net transfers for contract benefits and
  terminations ..................................        (123,214)               (2,457)             (815,168)           (6,228,232)
Net transfers between subaccounts ...............         127,665                    --            (1,385,991)                   --
                                                     ------------          ------------          ------------          ------------
Net increase (decrease) in net assets resulting
  from contract transactions ....................          24,035               171,668            (2,117,768)            4,859,010
                                                     ------------          ------------          ------------          ------------
Total increase (decrease) in net assets .........         (25,958)              158,813            (3,258,198)            3,938,914
Net assets at beginning of period ...............         158,813                    --             3,938,914                    --
                                                     ------------          ------------          ------------          ------------
Net assets at end of period .....................    $    132,855          $    158,813          $    680,716          $  3,938,914
                                                     ============          ============          ============          ============

                                                                                                            V.A.         FIDELITY
                                                                                   LARGE/MID              FINANCIAL       VIP II
                                                                                   CAP VALUE             INDUSTRIES     CONTRAFUND
                                                                                   SUBACCOUNT            SUBACCOUNT     SUBACCOUNT
                                                                          ----------------------------   -----------    ----------
                                                                              2001             2000*        2001**        2001**
                                                                          ------------      ----------   -----------    ----------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  .........................................  $    (12,126)     $    4,019      $     (7)   $      (2)
 Realized gains (losses)  ..............................................       (57,244)          4,011          (329)          (1)
 Change in unrealized appreciation (depreciation) during the period ....       122,795          10,038             3          (13)
                                                                          ------------      ----------      --------    ---------
Net increase (decrease) in net assets resulting from operations ........        53,425          18,068          (333)         (16)
Contract transactions:
 Net payments received from contractowners .............................       166,068         515,109            65          193
 Net transfers for contract benefits and terminations ..................    (1,484,512)       (127,897)           --           --
Net transfers between subaccounts ......................................    22,324,060              --           604          335
                                                                          ------------      ----------      --------    ---------
Net increase in net assets resulting from contract transactions ........    21,005,616         387,212           669          528
                                                                          ------------      ----------      --------    ---------
Total increase in net assets ...........................................    21,059,041         405,280           336          512
Net assets at beginning of period ......................................       405,280              --            --           --
                                                                          ------------      ----------      --------    ---------
Net assets at end of period ............................................  $ 21,464,321      $  405,280      $    336    $     512
                                                                          ============      ==========      ========    =========

 *  From May 1, 2000 (Commencement of operations)

 ** From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                       FOR THE PERIODS ENDED DECEMBER 31,

                                                                               FIDELITY    JANUS ASPEN     JANUS ASPEN
                                                                                  VIP         GLOBAL        WORLDWIDE
                                                                               OVERSEAS     TECHNOLOGY        GROWTH
                                                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                                              -----------   -----------     -----------
                                                                                 2001*         2001*           2001*
                                                                              -----------   -----------     -----------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ..............................................  $      (780)    $       1     $      (528)
 Realized gains (losses)  ..................................................       29,006           (60)        101,675
 Change in unrealized appreciation (depreciation) during the period ........        6,457           (44)          2,414
                                                                              -----------     ---------     -----------
Net increase (decrease) in net assets resulting from operations ............       34,683          (103)        103,561
Contract transactions:
 Net payments received from contractowners .................................       30,122           132          43,880
 Net transfers for contract benefits and terminations ......................       (3,503)           --      (2,675,574)
Net transfers between subaccounts ..........................................      496,818           285       3,098,926
                                                                              -----------     ---------     -----------
Net increase in net assets resulting from contract transactions ............      523,437           417         467,232
                                                                              -----------     ---------     -----------
Total increase in net assets ...............................................      558,120           314         570,793
Net assets at beginning of period ..........................................           --            --              --
                                                                              -----------     ---------     -----------
Net assets at end of period ................................................  $   558,120     $     314     $   570,793
                                                                              ===========     =========     ===========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                              NOTES TO FINANCIALS

                               DECEMBER 31, 2001

1.  ORGANIZATION

  John Hancock Variable Annuity Account I (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHVLICO. Currently, the Account funds the Independence Preferred #1, Marketplace Variable Annuity #2, Independence 2000 #3 and Annuity Net #4 Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-two subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust), John Hancock Declaration Trust (Declaration Trust) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new Portfolios are added to the Trust, Declaration Trust or to the Outside Trusts, or as other investment options are developed and made available to contractowners. The thirty-two Portfolios of the Trust, Declaration Trust and the Outside Trusts, which are currently available are the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High-Yield Bond, Global Bond, Large Cap Aggressive Balanced, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth, Large/Mid Cap Value, V.A. Financial Industries, Fidelity VIP II Contrafund, Fidelity VIP Overseas, Janus Aspen Global Technology and Janus Aspen Worldwide Growth Portfolios. Each portfolio has a different investment objective.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Trust, Declaration Trust and of the Outside Trusts are valued at the reported net asset values of the respective Portfolios.
 Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 Net Assets in Payout (Annuitization) Period

  A small portion of the net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states.
 The mortality risk is borne entirely by John Hancock Variable Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by John Hancock Variable Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

  JHVLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which net asset charges are deducted at an annual rate of 1.50%, 1.00%, 1.40% and 0.65% of net assets of the Independence Preferred, Marketplace Variable Annuity, Independence 2000 and Annuity Net Contracts, respectively.

  JHVLICO makes certain other deductions from contractowner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contractowner transaction

 Amounts Receivable/Payable

  Receivables/Payables to/from portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/from either the respective portfolio and/or John Hancock Variable Life Insurance Company for the benefit of contractowners.

3.  TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 4.  NEW AUDIT GUIDE

  Effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Account have changed as a result of the adoption of the Guide. The financial statement presentation of the account for the years prior to 2001 have not been restated.

 5.  DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts at December 31, 2001 were as follows:

            SUBACCOUNT               SHARES OWNED      COST          VALUE
-----------------------------------  ------------  ------------  --------------
Large Cap Growth .................     5,942,712   $142,795,177    $92,366,373
Active Bond ......................     6,533,492     62,953,198     62,418,018
Emerging Markets .................       406,211      2,687,125      2,615,341
International Equity Index .......       851,629     14,737,515     10,282,388
Small Cap Growth .................     2,270,594     37,980,544     26,731,219
Global Balanced ..................       287,556      2,959,474      2,463,566
Mid Cap Growth ...................     3,966,062     98,102,709     39,023,003
Large Cap Value ..................     2,790,659     39,659,395     39,500,034
Money Market .....................    71,743,914     71,738,225     71,738,225
Small/Mid Cap Growth .............     2,203,356     31,930,203     31,048,088
Bond Index .......................       318,044      3,166,283      3,144,641
Small/Mid Cap CORE ...............       144,644      1,437,560      1,419,886
Real Estate Equity ...............       906,688     11,887,315     12,282,712
Growth & Income ..................    17,094,663    302,670,663    203,976,353
Managed ..........................    19,269,163    293,477,985    252,048,697
Short-Term Bond ..................     1,492,900     14,677,488     15,094,961
Small Cap Equity .................     1,087,245     11,241,534      9,558,200
International Opportunities ......       851,977      7,801,004      7,924,775
Equity Index .....................     3,351,051     64,204,746     49,766,307
High Yield Bond ..................       331,406      2,563,226      2,263,492
Global Bond ......................     1,439,813     14,722,183     14,020,721
Large Cap Aggressive Growth ......        32,838        264,769        266,573
Small Cap Value ..................       430,376      5,494,009      5,922,247
Large Cap Value CORE .............        68,777        663,689        676,336
International Equity .............        17,595        151,251        132,855
Fundamental Growth ...............        80,246        769,503        680,716
Large/Mid Cap Value ..............     2,012,881     21,331,487     21,464,321
V.A. Financial Industries ........            23            333            336
Fidelity VIP II Contrafund .......            26            525            512
Fidelity VIP Overseas ............        40,356        551,663        558,120
Janus Aspen Global Technology ....            77            358            314
Janus Aspen Worldwide Growth .....        20,112        568,379        570,793

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 5.  DETAILS OF INVESTMENTS (CONTINUED)

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts during 2001 were as follows:


                 SUBACCOUNT                     PURCHASES        SALES
---------------------------------------------  ------------  --------------
Large Cap Growth............................   $  2,423,465   $111,613,547
Active Bond.................................      9,612,318     67,351,947
Emerging Markets............................      2,953,386      6,521,859
International Equity Index..................        654,438     12,224,510
Small Cap Growth............................      7,292,632     40,856,387
Global Balanced.............................        132,105      4,286,959
Mid Cap Growth..............................      2,097,394     52,024,861
Large Cap Value.............................      5,423,288     37,861,367
Money Market................................    104,927,577    130,578,728
Small/Mid Cap Growth........................        684,981     24,513,239
Bond Index..................................      4,472,342      5,794,107
Small/Mid Cap CORE..........................        602,095      2,171,108
Real Estate Equity..........................      2,234,969     10,649,233
Growth & Income.............................      2,640,181    228,382,456
Managed.....................................     11,152,746    320,845,154
Short-Term Bond.............................      3,156,630     20,359,154
Small Cap Equity............................      2,883,973     11,155,768
International Opportunities.................     17,054,540     25,701,245
Equity Index................................      3,143,275     72,269,062
High Yield Bond.............................      4,637,190      5,772,767
Global Bond.................................      2,732,396     22,691,583
Large Cap Aggressive Growth.................        499,162      1,079,159
Small Cap Value.............................      6,004,808      6,337,878
Large Cap Value CORE........................        880,349        423,926
International Equity........................        234,176        211,254
Fundamental Growth..........................        708,385      2,850,016
Large/Mid Cap Value.........................     22,694,565      1,701,075
V.A. Financial Industries...................        145,367        144,694
Fidelity VIP II Contrafund..................            554             28
Fidelity VIP Overseas.......................     12,500,447     11,977,790
Janus Aspen Global Technology...............            712            294
Janus Aspen Worldwide Growth................     22,251,723     21,785,019

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

6.  UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios were as follows:


                                                                     FOR THE YEAR OR PERIOD ENDED
                           AT DECEMBER 31, 2001                           DECEMBER 31, 2001
                    -----------------------------------  ----------------------------------------------------
                                UNIT FAIR                     EXPENSE       INVESTMENT           TOTAL
                    UNITS         VALUE         ASSETS        RATIO*          INCOME           RETURN***
    SUBACCOUNT      (000S)  LOWEST TO HIGHEST   (000S)   LOWEST TO HIGHEST   RATIO**       LOWEST TO HIGHEST
------------------  ------  -----------------  --------  -----------------  ----------  ---------------------
Large Cap Growth     3,854  $13.72 to $32.14   $ 92,366   1.00% to 1.50%      0.14%      (18.78)% to (18.33)%
Active Bond          3,662   10.60 to 21.06      62,418     .65 to 1.50       6.06           5.93 to 6.37
Emerging Markets       281    9.15 to 9.43        2,615     .65 to 1.50       0.20         (5.11) to (4.55)
International
 Equity Index          900    9.63 to 13.28      10,282    1.00 to 1.50       1.72         (21.37) to 25.86
Small Cap Growth     1,905    9.09 to 16.57      26,731    1.00 to 1.50       --/c/       (13.91) to (13.52)
Global Balanced        232    9.19 to 10.67       2,464    1.00 to 1.50       1.33         (7.90) to (7.37)
Mid Cap Growth       2,877    6.14 to 15.33      39,023    1.00 to 1.50       --/c/       (38.60) to (37.56)
Large Cap Value      2,272   10.02 to 17.46      39,500    1.00 to 1.50       1.55          (0.29) to 0.20
Money Market         5,639   10.32 to 14.94      71,738     .65 to 1.50       3.99          2.38 to 3.20/e/
Small/Mid Cap
 Growth              1,520   10.61 to 20.56      31,048    1.00 to 1.50       --/c/          1.34 to 1.85
Bond Index             280   11.23 to 11.40       3,145    1.00 to 1.50       6.07           6.23 to 6.64
Small/Mid Cap CORE     109   10.23 to 13.17       1,420    1.00 to 1.50       0.53         (0.99) to (0.45)
Real Estate Equity     634   13.08 to 27.25      12,283    1.00 to 1.50       3.86           4.16 to 4.72
Growth & Income      8,994   12.97 to 30.31     203,976    1.00 to 1.50       0.45        (16.71) to (16.32)
Managed             12,111   14.05 to 26.41     252,049    1.00 to 1.50       2.14         (4.29) to (3.77)
Short-Term Bond      1,079   12.76 to 14.05      15,095    1.00 to 1.50       5.35           6.48 to 7.05
Small Cap Equity       941    9.48 to 10.20       9,558    1.00 to 1.50       0.04         (5.14) to (4.72)
International
 Opportunities         788    7.85 to 10.32       7,925     .65 to 1.50       0.80       (22.08) to (21.50)/e/
Equity Index         2,871    8.66 to 17.43      49,766    1.00 to 1.50       1.16        (13.26) to (12.87)
High Yield Bond        250    9.05 to 9.98        2,263    1.00 to 1.50       9.44          (0.56) to 1.10
Global Bond          1,111    9.73 to 12.67       4,021     .65 to 1.50       2.75         (2.93) to (2.49)

                                                                       FOR THE YEAR OR PERIOD ENDED
                               AT DECEMBER 31, 2001                         DECEMBER 31, 2001
                        ----------------------------------  --------------------------------------------------
                                    UNIT FAIR                    EXPENSE       INVESTMENT          TOTAL
                        UNITS         VALUE        ASSETS        RATIO*          INCOME          RETURN***
      SUBACCOUNT        (000S)  LOWEST TO HIGHEST  (000S)   LOWEST TO HIGHEST   RATIO**      LOWEST TO HIGHEST
----------------------  ------  -----------------  -------  -----------------  ----------  -------------------
Global Bond             1,111    $9.73 to $12.67   $14,021    .65% to 1.50%      2.75%      (2.93)% to (2.49)%
Large Cap Aggressive
 Growth                    41     6.57 to 8.09         267    1.40 and 1.50        --/c/    (15.98) to (15.86)
Small Cap Value           443    11.65 to 13.38      5,922    0.65 to 1.50       0.75       16.50/e/ and 17.47
Large Cap Value CORE       68     9.59 to 9.98         676    1.40 and 1.50      0.97        (6.17) to (6.07)
International Equity       20     6.61 and 6.62        133    1.40 and 1.50      0.89       (24.00) and (52.58)
Fundamental Growth        114     5.99 and 6.00        681    1.40 and 1.50        --/c/    (33.18) and (33.30)
Large / Mid Cap Value   2,081     9.37 to 10.33     21,464    1.00 to 1.50       0.24       (8.44) to (6.30)/e/
V.A. Financial
 Industries                --/a/      8.40              --/b/      .65           0.73/d/        (16.00)/e/
Fidelity VIP II
 Contrafund                --/a/      9.04               1         .65             --/c/         (9.60)/e/
Fidelity VIP Overseas      72         7.72             558         .65             --/c/        (22.80)/e/
Janus Aspen Global
 Technologies              --/a/      6.00              --/b/      .65           1.13/d/        (40.00)/e/
Janus Aspen Worldwide
 Growth                    76         7.56             571         .65           0.26/d/        (24.40)/e/

 * These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

 ** These amounts represent the dividends and other income received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccounts invest.

 *** These amounts represents the total return for the periods indicated, including changes in the value of the underlying portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the commencement date through the end of the reporting period

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

6. UNIT VALUES (CONTINUED)

 a  Total accumulation units not greater than 500 units.

 b  Total net assets not greater than $500.

 c  Portfolio distributed no dividends during the period.

 d From commencement of operations as follows (Investment income ratio is annualized):

    V.A. Financial Industries            May 31, 2001
    Fidelity VIP II Contrafund           May 31, 2001
    Fidelity VIP Overseas                July 11, 2001
    Janus Aspen Global Technologies      June 21, 2001
    Janus Aspen Worldwide Growth         March 2, 2001

 e From January 5, 2001 (inception of investment option). $10 initial offering price.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

     We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. Our audits also included the financial statement schedules. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivatives.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 21, 2002

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                          DECEMBER 31
                                                         2001        2000
                                                      ----------   ---------
                                                        (IN MILLIONS)
ASSETS
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost
  (fair value: 2001--$82.1; 2000--$686.8)...........   $    83.7   $   715.4
 Available-for-sale--at fair value
  (cost: 2001--$2,391.9; 2000--$1,018.8)............     2,412.5     1,011.8
Equity securities:
 Available-for-sale--at fair value
  (cost: 2001--$12.1; 2000--$7.1)...................        13.1         8.1
Mortgage loans on real estate ......................       580.9       554.8
Real estate ........................................        20.6        23.9
Policy loans........................................       352.0       334.2
Short-term investments..............................          --        21.7
Other invested assets ..............................        39.6        34.8
                                                       ---------    --------
  Total Investments ................................     3,502.4     2,704.7


Cash and cash equivalent ...........................       115.4       277.3
Accrued investment income ..........................        60.8        52.1
Premiums and accounts receivable....................        12.5         7.0
Deferred policy acquisition costs...................     1,060.8       994.1
Reinsurance recoverable--Note 6 ....................       110.4        48.4
Other assets .......................................       121.8        28.2
Separate accounts assets............................     6,729.1     8,082.9
                                                       ---------    --------
  Total Assets .....................................   $11,713.2   $12,194.7
                                                       =========    ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                             DECEMBER 31
                                                           2001        2000
                                                        ---------   ---------
                                                           (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits ...............................  $ 3,335.4   $ 2,754.2
Policyholders' funds .................................        3.0        14.2
Unearned revenue .....................................      221.0       212.0
Unpaid claims and claim expense reserves .............       25.0        11.1
Dividends payable to policyholders ...................        0.3         0.1
Income taxes--Note 5 .................................      191.1        64.2
Other liabilities.....................................      242.7       250.4
Separate accounts liabilities.........................    6,729.1     8,082.9
                                                        ---------   ---------
  Total Liabilities...................................   10,747.6    11,389.1
Shareholder's Equity--Note 8
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding ................        2.5         2.5
Additional paid in capital ...........................      572.4       572.4
Retained earnings.....................................      377.8       232.9
Accumulated other comprehensive loss .................       12.9        (2.2)
                                                        ---------   ---------
  Total Shareholder's Equity .........................      965.6       805.6
                                                        ---------   ---------
  Total Liabilities and Shareholder's Equity..........  $11,713.2   $12,194.7
                                                        =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                 YEAR ENDED DECEMBER 31
                                                                                 2001     2000     1999
                                                                               -------  -------  -------
                                                                                    (IN MILLIONS)
REVENUES
Premiums...................................................................    $ 60.1   $ 28.6    $  8.9
Universal life and investment-type product charges.........................     365.4    337.1     341.5
Net investment income--Note 3..............................................     227.0    213.4     174.6
Net realized investment and other gains (losses), net of related amortization of deferred policy acquisition costs of $(1.5), $(3.8)
 and $(0.5), respectively--Notes 1, 3, and 9...............................      (9.0)   (10.6)     (4.8)
Other revenue..............................................................      24.0      0.2       0.2
                                                                               ------   ------    ------
Total revenues.............................................................     667.5    568.7     520.4
BENEFITS AND EXPENSES
Benefits to policyholders .................................................     294.1    248.6     260.5
Other operating costs and expenses.........................................      76.2    116.8     117.5
Amortization of deferred policy acquisition costs, excluding amounts related to net realized investment and other
 gains (losses) of $(1.5), $(3.8) and $(0.5), respectively
 --Notes 1, 3 and 9........................................................      67.1     34.0      13.1
Dividends to policyholders.................................................      21.4     26.1      25.7
                                                                               ------   ------    ------
Total benefits and expenses................................................     458.8    425.5     416.8
                                                                               ------   ------    ------
Income before income taxes and cumulative effect of
 accounting change ........................................................     208.7    143.2     103.6
Income taxes--Note 5.......................................................      62.2     43.8      35.2
                                                                               ------   ------    ------
Income before cumulative effect of accounting change ......................     146.5     99.4      68.4
Cumulative effect of accounting change, net of tax.........................      (1.6)      --        --
                                                                               ------   ------    ------
Net income.................................................................    $144.9   $ 99.4    $ 68.4
                                                                               ======   ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME

                                                                                   ACCUMULATED
                                                            ADDITIONAL               OTHER          TOTAL       OUTSTANDING
                                                     COMMON   PAID IN   RETAINED  COMPREHENSIVE  SHAREHOLDER'S   SHARES (IN
                                                     STOCK    CAPITAL   EARNINGS     INCOME         EQUITY       THOUSANDS)
                                                     ------  ---------- --------  -------------  -------------  -------------
                                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 1999 ........................   $2.5     $377.5     $ 65.1      $ 12.3         $457.4          50.0
Comprehensive income:
Net income ........................................                         68.4                       68.4
Other comprehensive income, net of tax:
 Net unrealized losses ............................                                    (25.7)         (25.7)
                                                                                                     ------
Comprehensive income ..............................                                                    42.7
Capital contribution ..............................             194.9                                 194.9
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 1999 ......................   $2.5     $572.4     $133.5      $(13.4)        $695.0          50.0
                                                      ====     ======     ======      ======         ======          ====

Comprehensive income:
Net income ........................................                         99.4                       99.4
Other comprehensive income, net of tax:
 Net unrealized gains .............................                                     11.2           11.2
                                                                                                     ------
Comprehensive income ..............................                                                   110.6
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 2000 ......................   $2.5     $572.4     $232.9        (2.2)        $805.6          50.0
                                                      ====     ======     ======      ======         ======          ====

Comprehensive income:
 Net income .......................................                        144.9                      144.9
Other comprehensive income, net of tax:
 Net unrealized gains .............................                                      7.9            7.9
                                                                                                     ------
Comprehensive income ..............................                                                   152.8
Change in accounting principle ....................                                      7.2            7.2
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 2001 ......................   $2.5     $572.4     $377.8      $ 12.9         $965.6          50.0
                                                      ====     ======     ======      ======         ======          ====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED DECEMBER 31
                                                                                    2001       2000       1999
                                                                                  ----------  --------  ----------
                                                                                          (IN MILLIONS)
Cash flows from operating activities:
 Net income .................................................................     $   144.9   $  99.4    $  68.4
  Adjustments to reconcile net income to net cash provided (used) by operating activities:
    Amortization of discount - fixed maturities .............................          (0.4)     (1.9)       1.2
    Realized investment losses, net .........................................           9.0      10.6        4.8
    Change in deferred policy acquisition costs .............................         (74.1)   (141.5)    (126.5)
    Depreciation and amortization ...........................................           0.3       1.9        0.6
    Increase in accrued investment income ...................................          (8.6)    (10.2)      (3.5)
    Decrease (increase) in premiums and accounts receivable .................          (5.5)      0.3       (2.4)
    (Increase) decrease in other assets and other liabilities, net ..........        (159.2)     70.7      (58.2)
    Increase (decrease) in policy liabilities and accruals, net .............         289.1    (401.1)    (377.6)
    Increase in income taxes ................................................         118.7      22.5       33.8
                                                                                  ---------   -------    -------
    Net cash provided (used) by operating activities                                  314.2    (349.3)    (459.4)
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale .......................................         184.6     194.6      204.3
  Equity securities available-for-sale ......................................           6.0       1.0        0.6
  Real estate ...............................................................           3.3       0.2       17.9
  Short-term investments and other invested assets ..........................            --       1.3        1.5
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity .........................................           4.5      79.9       75.8
  Fixed maturities available-for-sale .......................................         180.4      91.5       53.6
  Short-term investments and other invested assets ..........................          46.5      10.1         --
  Mortgage loans on real estate .............................................          66.4      85.6       35.8
 Purchases of:
  Fixed maturities held-to-maturity .........................................          (5.1)   (127.2)     (98.8)
  Fixed maturities available-for-sale .......................................      (1,112.3)   (424.7)    (250.9)
  Equity securities available-for-sale ......................................          (6.1)     (0.6)      (4.0)
  Real estate ...............................................................          (0.6)     (0.4)      (2.2)
  Short-term investments and other invested assets ..........................         (39.6)    (38.8)     (14.6)
  Mortgage loans on real estate issued ......................................         (85.0)   (100.5)     (90.3)
  Other, net ................................................................         (25.6)    (41.5)     (30.6)
                                                                                  ---------   -------    -------
   Net cash used in investing activities ....................................        (782.6)   (269.5)    (101.9)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                               YEAR ENDED DECEMBER 31
                                                                         2001          2000            1999
                                                                       ---------     ----------     ----------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
 Capital contribution from parent company ........................            --             --      $  194.9
 Universal life and investment-type contract deposits ............      $1,220.7       $1,067.2       1,026.3
 Universal life and investment-type contract maturities
     and withdrawals .............................................        (914.2)        (430.7)       (380.7)
 Repayment of long term debt .....................................            --             --         (61.9)
                                                                        --------       --------      --------
 Net cash provided by financing activities .......................         306.5          636.5         778.6
                                                                        --------       --------      --------
 Net (decrease) increase in cash and cash equivalents ............        (161.9)          17.7         217.3
Cash and cash equivalents at beginning of year ...................         277.3          259.6          42.3
                                                                        --------       --------      --------
Cash and cash equivalents at end of year .........................      $  115.4       $  277.3      $  259.6
                                                                        ========       ========      ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Business

          John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

 Basis of Presentation

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

          The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

          Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling interest, but has significant influence, are recorded using the equity method of accounting and included in other invested assets.

          Certain prior year amounts have been reclassified to conform to the current year presentation.

     Reorganization and Initial Public Offering

          Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102.0 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments

          The Company classifies its debt and equity investment securities into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

          For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

          Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

          Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

          Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.

          Policy loans are carried at unpaid principal balances, which approximate fair value.

          Short-term investments are carried at amortized cost, which approximates fair value.

          Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

     Derivative Financial Instruments

          The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities. All derivatives instruments are carried on the consolidated balance sheets at fair value.

          In certain cases, the Company uses hedge accounting as allowed by Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, the change in fair value of the derivative instrument as well as the offsetting change in fair value of the hedged item are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses). For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. Hedge effectiveness is assessed quarterly by a variety of techniques including regression analysis and cumulative dollar offset. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item. If a hedge becomes ineffective, the hedge accounting described above ceases.

          In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the useful life of the derivative instrument. The fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

     Cash and Cash Equivalents

          Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Deferred Policy Acquisition Costs

          Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization of deferred policy acquisition costs was $68.6 million, $37.8 million and $13.6 million in 2001, 2000 and 1999, respectively.

          Amortization of deferred policy acquisition costs is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and (3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

          Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains and (losses), management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     Reinsurance

          The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

          Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Separate Accounts

     Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

  Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

     Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Participating Insurance

     Participating business represents approximately 7.6% and 16.3% of the Company's life insurance in-force at December 31, 2001 and 2000, respectively.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

  Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

  Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

  Foreign Currency Translation

     Gains or losses on foreign currency transactions are reflected in earnings.

  Cumulative Effect of Accounting Changes

     On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities". The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income including (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Recent Accounting Pronouncements

     In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 is effective for business combinations initiated after June 30, 2001.The adoption of SFAS No. 141 did not have a material effect on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 will be effective January 1, 2002. The Company has no goodwill, or other purchased intangibles subject to SFAS No. 142 and, therefore, the Company does not expect the impact of SFAS No. 142 to have any impact on its results of operations or financial position.

     In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.

     In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operations or financial position.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and its domestic life insurance subsidiary uses to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and, the Company remains in compliance with all regulatory and contractual obligations.

NOTE 2. RELATED PARTY TRANSACTIONS

     John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in deferred acquisition costs on the Company's balance sheets, net investment income and other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $159.9 million, $170.6 million and $199.3 million for the year ended December 31, 2001, 2000 and 1999, respectively. As of December 31, 2001 and 2000, respectively, the Company owed John Hancock $17.9 million and $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     In 2001 the Company sold $200 million of corporate owned life insurance
(COLI) to its Parent to provide insurance coverage on key management employees of the Parent. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2001 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $11.8 million, $24.2 million, and $44.5 million of cash for tax, commission, and expense allowances. This agreement decreased the Company's net gain from operations by $1.7 million and $0.9 million in 2001 and 2000, respectively, and increased the Company's net gain from operations by $20.6 million in 1999.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $107.5 million and $102.2 million as of December 31, 2001 and 2000, respectively. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.4 million, $1.0 million and $0.8 million from the Company in 2001, 2000 and 1999, respectively. This agreement decreased the Company's net gain from operations by $0.8 million, $1.1 million and $0.5 million in 2001, 2000 and 1999, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2. RELATED PARTY TRANSACTIONS (CONTINUED)

     At December 31, 2001, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2000, the Company had a $250.0 million line of credit with affiliate, John Hancock Capital Corp. At December 31, 2001 and 2000, the Company had no outstanding borrowings under these agreements.

     John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $10.4 million, $16.0 million and $17.5 million in 2001, 2000 and 1999, respectively. The pension plan prepaid expense allocated to the Company amounted to $64.3 million and $55.6 million in 2001 and 2000, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions."

NOTE 3. INVESTMENTS

     The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:


                                                                               YEAR ENDED DECEMBER 31,
                                                                            2001        2000         1999
                                                                          -------  -------------  ---------
                                                                                   (IN MILLIONS)
NET INVESTMENT INCOME
  Fixed maturities ...................................................    $160.1      $138.5       $127.1
  Equity securities ..................................................       0.3         0.2           --
  Mortgage loans on real estate ......................................      42.3        44.3         39.7
  Real estate ........................................................       2.3         4.1          3.6
  Policy loans .......................................................      21.1        17.1         13.7
  Short-term investments .............................................       6.3        19.4          4.5
  Other ..............................................................       3.3         1.1         (2.0)
                                                                          ------      ------       ------
  Gross investment income ............................................     235.7       224.7        186.6
   Less investment expenses ..........................................       8.7        11.3         12.0
                                                                          ------      ------       ------
    Net investment income ............................................    $227.0      $213.4       $174.6
                                                                          ======      ======       ======
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES), NET OF
    RELATED AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Fixed maturities ...................................................    $(25.1)     $(16.0)      $ (5.9)
  Equity securities ..................................................       3.8         0.8           --
  Mortgage loans on real estate and real estate ......................      (1.2)       (2.3)         0.9
  Derivatives and other invested assets ..............................      12.0         3.1         (0.3)
  Amortization adjustment for deferred policy acquisition costs.......       1.5         3.8          0.5
                                                                          ------      ------       ------
  Net realized investment and other losses, net of related
   amortization of deferred policy acquisition costs..................    $ (9.0)     $(10.6)      $ (4.8)
                                                                          ======      ======       ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     Gross gains of $6.5 million, $1.5 million, and $0.5 million and gross losses of $3.3 million, $6.0 million, and $5.3 million in 2001, 2000 and 1999, respectively, were realized on the sale of available-for-sale securities.

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:


                                                                                GROSS       GROSS
                                                                   AMORTIZED  UNREALIZED  UNREALIZED
                                                                     COST       GAINS       LOSSES     FAIR VALUE
                                                                   ---------  ----------  ----------  ------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2001
HELD-TO-MATURITY:
Corporate securities ............................................  $   65.0     $  --       $ 0.8       $   64.2
Mortgage-backed securities ......................................      18.7       0.2         1.0           17.9
                                                                   --------     -----       -----       --------
 Total ..........................................................  $   83.7     $ 0.2       $ 1.8       $   82.1
                                                                   ========     =====       =====       ========
AVAILABLE-FOR-SALE:
Corporate securities ............................................  $1,867.5     $67.5       $44.2       $1,890.8
Mortgage-backed securities ......................................     296.7       6.3         4.7          298.3
Obligations of states and political subdivisions.................       0.9        --          --            0.9
Debt securities issued by foreign governments....................       7.2       0.5          --            7.7
U.S. Treasury securities and
 obligations of U.S. government corporations and agencies........     219.6       1.1         5.9          214.8
                                                                   --------     -----       -----       --------
Total fixed maturities ..........................................   2,391.9      75.4        54.8        2,412.5
Equity securities ...............................................      12.1       1.5         0.5           13.1
                                                                   --------     -----       -----       --------
 Total ..........................................................  $2,404.0     $76.9       $55.3       $2,425.6
                                                                   ========     =====       =====       ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3.  INVESTMENTS (CONTINUED)

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                                                       GROSS       GROSS
                                                                          AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                                                            COST       GAINS       LOSSES      VALUE
                                                                          ---------  ----------  ----------  ----------
                                                                                         (IN MILLIONS)
DECEMBER 31, 2000
HELD-TO-MATURITY:
Corporate securities .................................................    $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities ...........................................        29.3       0.2         1.2          28.3
Obligations of states and political subdivisions .....................         1.9        --          --           1.9
                                                                          --------     -----       -----      --------
Total ................................................................    $  715.4     $23.6       $52.2      $  686.8
                                                                          ========     =====       =====      ========
AVAILABLE-FOR-SALE:
Corporate securities .................................................    $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities ...........................................       239.1       3.6         3.7         239.0
Obligations of states and political subdivisions .....................         0.9        --          --           0.9
Debt securities issued by foreign governments ........................        11.1       0.3         0.6          10.8
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies...........................................        16.1       0.7         0.1          16.7
                                                                          --------     -----       -----      --------
Total fixed maturities ...............................................     1,018.8      25.2        32.2       1,011.8
Equity securities ....................................................         7.1       2.8         1.8           8.1
                                                                          --------     -----       -----      --------
   Total .............................................................    $1,025.9     $28.0       $34.0      $1,019.9
                                                                          ========     =====       =====      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                          AMORTIZED     FAIR
                                                            COST       VALUE

                                                             (IN MILLIONS)
                                                          -------------------
HELD-TO-MATURITY:
Due in one year or less ...............................   $     --    $     --
Due after one year through five years .................        3.0         3.0
Due after five years through ten years ................        8.6         8.6
Due after ten years ...................................       53.4        52.6
                                                          --------    --------
                                                              65.0        64.2
Mortgage-backed securities ............................       18.7        17.9
                                                          --------    --------
Total .................................................   $   83.7    $   82.1
                                                          ========    ========
AVAILABLE-FOR-SALE:
Due in one year or less ...............................   $   97.5    $   99.5
Due after one year through five years .................      772.0       794.2
Due after five years through ten years ................      935.2       929.4
Due after ten years ...................................      290.5       291.1
                                                          --------    --------
                                                           2,095.2     2,114.2
Mortgage-backed securities ............................      296.7       298.3
                                                          --------    --------
Total .................................................   $2,391.9    $2,412.5
                                                          ========    ========


     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $300.0 million and $1.4 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

  Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.


                                        BALANCE AT                          BALANCE AT
                                        BEGINNING                             END OF
                                         OF YEAR    ADDITIONS  DEDUCTIONS      YEAR
                                        ----------  ---------  ----------  ------------
                                                        (IN MILLIONS)
Year ended December 31, 2001
 Mortgage loans on real estate .......     $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of .......      0.7        0.1          --          0.8
                                           ----       ----        ----         ----
 Total ...............................     $5.7       $1.8        $1.2         $6.3
                                           ====       ====        ====         ====
Year ended December 31, 2000
 Mortgage loans on real estate .......     $3.8       $1.2        $ --         $5.0
 Real estate to be disposed of .......       --        0.7          --          0.7
                                           ----       ----        ----         ----
 Total ...............................     $3.8       $1.9        $ --         $5.7
                                           ====       ====        ====         ====
Year ended December 31, 1999
 Mortgage loans on real estate .......     $3.7       $0.4        $0.3         $3.8
 Real estate to be disposed of .......      0.7         --         0.7           --
                                           ----       ----        ----         ----
 Total ...............................     $4.4       $0.4        $1.0         $3.8
                                           ====       ====        ====         ====


At December 31, 2001 and 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:


                                                                DECEMBER 31
                                                                2001    2000
                                                                ----    ----
                                                               (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses ....................................................   $ 2.4   $ 4.2
Provision for losses .......................................    (1.2)   (1.2)
                                                               -----   -----
Net impaired mortgage loans on real estate .................   $ 1.2   $ 3.0
                                                               =====   =====


  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:


                                                     YEAR ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans ....   $3.3     $2.1       $--
Interest income recognized on impaired loans .....    0.5      0.3        --

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

     There were no restructured commercial mortgage loans at December 31, 2001. Such loans aggregated $3.4 million as of December 31, 2000. The expected gross interest income that would have been recorded in 2000 had the loans been current in accordance with the original loan agreements was $0.34 million, and the actual interest income recorded was $0.27 million.

     At December 31, 2001, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                          CARRYING           GEOGRAPHIC            CARRYING
    PROPERTY TYPE          AMOUNT           CONCENTRATION           AMOUNT
----------------------  -------------  -----------------------  ---------------
                        (IN MILLIONS)                            (IN MILLIONS)
Apartments ...........     $115.1      East North Central ....      $ 63.6
Hotels ...............       24.8      East South Central ....        25.8
Industrial ...........       72.1      Middle Atlantic .......        50.6
Office buildings .....      146.4      Mountain ..............        35.5
Retail ...............       35.5      New England ...........        55.1
Mixed Use ............        5.0      Pacific ...............       111.3
Agricultural .........      168.9      South Atlantic ........       152.9
Other ................       18.6      West North Central ....        20.6
                                       West South Central ....        67.7
                                       Canada/Other ..........         3.3
Allowance for losses .       (5.5)     Allowance for losses ..        (5.5)
                           ------                                   ------
Total ................     $580.9      Total                        $580.9
                           ======                                   ======


     Bonds with amortized cost of $24.7 million were non-income producing for year ended December 31, 2001.

     Depreciation expense on investment real estate was $0.3 million in 2001 and $0.6 million in 2000 and 1999. Accumulated depreciation was $2.8 million, and $2.5 million at December 31, 2001, and 2000, respectively.

NOTE 4.  DERIVATIVES AND HEDGING INSTRUMENTS

     The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

     The fair value of derivative instruments classified as assets at December 31, 2001 was $16.7 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2001 was $12.0 million and appears on the consolidated balance sheet in other liabilities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4. DERIVATIVES AND HEDGING INSTRUMENTS  (CONTINUED)

 Fair Value Hedges

     The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

     The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

     At December 31, 2001, the Company recognized net losses of $3.0 million, related to the ineffective portion of its fair value hedges, and a net gain of $0.1 million, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2001, all of the Company's hedged firm commitments qualified as fair value hedges.

 Cash Flow Hedges

     The Company used interest rate cap and floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses. Amounts are reclassified from other comprehensive income if interest rates fall below certain levels.

     In 2001, the Company recognized no gains or losses related to the ineffective portion of its cash flow hedges, and a net gain of $0.2 million related to the portion of the hedging instruments that was excluded from the assessment of hedge effectiveness. This amount is recorded in net realized investment and other gains and losses. All of the Company's hedged forecasted transactions qualified as cash flow hedges in 2001.

     No amounts were reclassified from other accumulated comprehensive income to earnings in 2001 and it is anticipated that no amounts will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The Company does not enter into hedging transactions for variable cash flows thus the Company currently has no maximum length for which variable cash flows are hedged.

     In 2001, none of the Company's cash flow hedges have been discontinued because of the probability that the original forecasted transaction would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4. DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

     There was no transition adjustment for the adoption of SFAS No.133 representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. There were no losses incurred for the effective portion of the change in fair value of derivative instruments designated as cash flow hedges and added to accumulated other comprehensive income.

 Derivatives Not Designated as Hedging Instruments

     The Company enters into interest rate swap agreements, interest rate futures contracts, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

NOTE 5. INCOME TAXES

     The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:


                                                      YEAR ENDED DECEMBER 31
                                                       2001    2000     1999
                                                      ------  ------  ---------
                                                           (IN MILLIONS)
Current taxes:
Federal ...........................................   $30.1   $15.2    $(1.5)
Foreign ...........................................      --     0.6      0.1
                                                      -----   -----    -----
                                                       30.1    15.8     (1.4)
Deferred taxes:
Federal ...........................................    32.1    28.0     36.6
                                                      -----   -----    -----
Total income taxes ................................   $62.2   $43.8    $35.2
                                                      =====   =====    =====


     A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                     YEAR ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                         (IN MILLIONS)
Tax at 35%                                          $73.0    $50.1     $36.3
Add (deduct):
 Equity base tax ................................    (9.0)    (5.6)       --
 Prior years taxes...............................     2.1       --      (0.3)
 Tax credits.....................................    (0.4)    (0.6)     (0.1)
 Foreign taxes...................................      --      0.6       0.1
 Tax exempt investment income ...................    (5.6)    (0.7)     (0.7)
 Other ..........................................     2.1       --      (0.1)
                                                    -----    -----     -----
  Total income taxes ............................   $62.2    $43.8     $35.2
                                                    =====    =====     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5. INCOME TAXES  (CONTINUED)

  The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                 DECEMBER 31
                                                                 2001     2000
                                                                ------  --------
                                                                (IN MILLIONS)
DEFERRED TAX ASSETS:
 Policy reserve adjustments .................................   $238.1   $110.0
 Other postretirement benefits  .............................     20.1     23.3
 Book over tax basis of investments .........................     12.0      7.8
 Interest ...................................................       --      7.5
 Unrealized holding losses  .................................       --      1.4
                                                                ------   ------
  Total deferred tax assets .................................    270.2    150.0
DEFERRED TAX LIABILITIES:
 Deferred policy acquisition costs ..........................    373.7    199.1
 Depreciation ...............................................      2.1      1.8
 Basis in partnerships ......................................      0.6      0.4
 Market discount on bonds ...................................      1.2      0.6
 Lease income ...............................................     47.0     35.4
 Unrealized gains ...........................................      6.8       --
 Other ......................................................       --      9.5
                                                                ------   ------
  Total deferred tax liabilities ............................    431.4    246.8
                                                                ------   ------
  Net deferred tax liabilities ..............................   $161.2   $ 96.8
                                                                ======   ======

     The Company received an income tax refund of $32.4 million and made income tax payments of $62.9 million and $13.2 million in 2001, 2000 and 1999, respectively.

NOTE 6 - REINSURANCE

     The effect of reinsurance on premiums written and earned was as follows:

                                 2001             2000              1999
                               PREMIUMS         PREMIUMS          PREMIUMS
                           WRITTEN  EARNED   WRITTEN  EARNED  WRITTEN   EARNED
                           -------  -------  -------  ------  -------  --------
                                             (IN MILLIONS)
Life Insurance:
 Direct ................   $ 82.0   $ 82.0   $34.1    $34.1   $12.1     $12.1
 Ceded .................    (21.9)   (21.9)   (5.5)    (5.5)   (3.2)     (3.2)
                           ------   ------   -----    -----   -----     -----
  Net life insurance
   premiums ............   $ 60.1   $ 60.1   $28.6    $28.6   $ 8.9     $ 8.9
                           ======   ======   =====    =====   =====     =====

For the year ended December 31, 2001, 2000 and 1999, benefits to policyholders under life ceded reinsurance contracts were $3.8 million, $3.0 million and $ -- million, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6. REINSURANCE (CONTINUED)

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

NOTE 7. COMMITMENTS AND CONTINGENCIES

     The Company has extended commitments to purchase fixed maturity investments, and other invested assets and issue mortgage loans on real estate totaling $25.3 million, $14.3 million and $16.2 million, respectively, at December 31, 2001. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $57.1 million at December 31, 2001. The majority of these commitments expire in 2002.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $7.0 million and $66.3 million at December 31, 2001 and 2000, respectively. Costs incurred related to the settlement were $14.1 million and $66.0 million in 2001 and 1999, respectively. No such costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

     During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution (ADR) relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in the fourth quarter of 2001. The adjustment to the reserve in 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

     Administration of the ADR component of the settlement continues to date. Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.   SHAREHOLDER'S EQUITY

  (a) Common Stock

     The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

  (b) Accumulated Other Comprehensive Income (Loss)

     The components of accumulated other comprehensive loss are as follows:

                                                                                  ACCUMULATED
                                                                                     OTHER
                                                                                 COMPREHENSIVE
                                                                                INCOME (LOSSES)
                                                                               -----------------
                                                                                 (IN MILLIONS)
Balance at January 1, 1999  ..................................................      $ 12.3
Gross unrealized gains (losses)  (net of deferred income
 tax benefit of $18.0 million)  ..............................................       (34.2)
Reclassification adjustment for gains (losses), realized in net income
 (net of tax expense of $1.7 million) ........................................        (3.1)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax expense of $6.2 million) ................................................        11.6
                                                                                    ------
Net unrealized gains (losses) ................................................       (25.7)
                                                                                    ------
Balance at December 31, 1999  ................................................      $(13.4)
                                                                                    ======


Balance at January 1, 2000  ..................................................      $(13.4)
Gross unrealized gains (losses) (net of deferred income
 tax expense of $9.7 million) ................................................        18.0
Reclassification adjustment for gains (losses), realized in
 net income (net of tax expense of $1.6 million)  ............................        (2.9)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $2.1 million) ................................................        (3.9)
                                                                                    ------
Net unrealized gains (losses) ................................................        11.2
                                                                                    ------
Balance at December 31, 2000  ................................................      $ (2.2)
                                                                                    ======

Balance at January 1, 2001  ..................................................      $ (2.2)
Gross unrealized gains (losses) (net of deferred income
 tax expense of $7.2 million) ................................................        11.8
Reclassification adjustment for gains (losses), realized in
 net income (net of tax benefit of $1.1 million)  ............................         2.1
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $3.2 million) ................................................        (6.0)
                                                                                    ------
Net unrealized gains (losses) ................................................         7.9
Change in accounting principle  ..............................................         7.2
                                                                                    ------
Balance at December 31, 2001  ................................................      $ 12.9
                                                                                    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.  SHAREHOLDER'S EQUITY (CONTINUED)

     Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                      2001     2000     1999
                                                     ------   ------   ------
                                                          (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
  Fixed maturities ................................  $ 20.6   ($7.0)   ($28.7)
  Equity investments ..............................     1.0     1.0      (1.4)
  Derivatives and other ...........................     5.2     0.3       1.3
                                                     ------   -----    ------
Total .............................................    26.8    (5.7)    (28.8)
Amounts of unrealized investment (gains) losses
 attributable to:
  Deferred policy acquisition cost and present
   value of future profits ........................    (7.1)    2.1       8.1
  Deferred federal income taxes ...................    (6.8)    1.4       7.3
                                                     ------   -----    ------
Total .............................................   (13.9)    3.5      15.4
                                                     ------   -----    ------
Net unrealized investment gains ...................  $ 12.9   ($2.2)   ($13.4)
                                                     ======   =====    ======


  (c) Statutory Results

     The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

     The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     Prior to 2001, the Commissioner had provided the Company approval to recognize as an admitted asset the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." Beginning in 2001, the Commissioner has provided the Company with approval to phase-in over a three-year period the impact of implementing the material provisions of statutory SSAP No. 8, "Pensions." The Company's pension plan prepaid expense recorded for statutory purposes amounted to $64.3 million, $55.6 million and $42.3 million at December 31, 2001, 2000 and 1999 respectively. Statutory net income is not impacted by this permitted practice.

     Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.

                                                        2001    2000     1999
                                                       ------  ------  --------
                                                           (in millions)
Statutory net income ...............................   $ 13.1  $ 26.6   $ 77.5
Statutory surplus  .................................    647.0   527.2    468.8

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.  SHAREHOLDER'S EQUITY (CONTINUED)

     Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 9.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

     PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

     ASSET GATHERING SEGMENT. Offers individual variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

     Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.  SEGMENT INFORMATION  (CONTINUED)

     The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:

                                                                  ASSET
                                                    PROTECTION  GATHERING   CONSOLIDATED
                                                    ----------  ---------   ------------
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2001
REVENUES:
 Segment revenues ................................   $  614.3    $   62.2     $   676.5
 Net realized investment and other
  gains (losses) .................................       (9.0)         --          (9.0)
                                                     --------    --------     ---------
 Revenues ........................................   $  605.3    $   62.2     $   667.5
                                                     ========    ========     =========


 Net investment income ...........................   $  229.2    $   (2.2)    $   227.0
NET INCOME:
 Segment after-tax operating income ..............   $  130.0    $   22.2     $   152.2
 Net realized investment and other
  gains (losses) .................................       (5.6)         --          (5.6)
 Surplus tax .....................................        9.1          --           9.1
 Class action lawsuit ............................       (9.2)         --          (9.2)
 Cumulative effect of accounting
  change, net of tax .............................       (1.6)         --          (1.6)
                                                     --------    --------     ---------
 Net income ......................................   $  122.7    $   22.2     $   144.9
                                                     ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method .............   $    2.7    $     --     $     2.7
 Amortization of deferred policy
  acquisition costs ..............................       46.6        20.5          67.1
 Income tax expense ..............................       54.8         7.4          62.2
 Segment assets ..................................   $9,995.5    $1,717.7     $11,713.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses) .................................   $  (10.5)         --     $   (10.5)
 Less amortization of deferred policy
  acquisition costs related to net realized
  investment and other gains (losses) ............        1.5          --           1.5
                                                     --------    --------     ---------
 Net realized investment and other gains
  (losses), net of related amortization of
  deferred policy acquisition costs - per
  consolidated  financial statements .............       (9.0)         --          (9.0)
 Less income tax effect ..........................        3.4          --           3.4
                                                     --------    --------     ---------
 Net realized investment and other gains
  (losses), net-after-tax adjustment made
  to calculate segment operating income ..........   $   (5.6)         --     $    (5.6)
                                                     ========    ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.  SEGMENT INFORMATION  (CONTINUED)

                                                                           ASSET
                                                          PROTECTION     GATHERING      CONSOLIDATED
                                                          ----------     ---------      ------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2000
REVENUES:
 Segment revenues ......................................   $  530.8       $   48.5       $   579.3
 Net realized investment and other
  gains (losses), net ..................................      (10.6)            --           (10.6)
                                                           --------       --------       ---------
    Revenues ...........................................   $  520.2       $   48.5       $   568.7
                                                           ========       ========       =========

    Net investment income ..............................   $  215.9       $   (2.5)      $   213.4
NET INCOME:
 Segment after-tax operating income ....................       96.0            6.3           102.3
 Net realized investment and other
  gains (losses), net ..................................       (6.8)            --            (6.8)
 Surplus tax. ..........................................        5.4            0.2             5.6
 Other demutualization related costs ...................       (0.5)          (0.1)           (0.6)
 Restructuring charges .................................       (1.1)            --            (1.1)
                                                           --------       --------       ---------
 Net income ............................................   $   93.0       $    6.4       $    99.4
                                                           ========       ========       =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees accounted for
  by the equity method .................................   $    1.3       $     --       $     1.3
 Amortization of deferred policy
  acquisition costs ....................................       17.6           16.4            34.0
 Income tax expense ....................................       40.7            3.1            43.8
 Segment assets ........................................   $9,326.9       $2,867.8       $12,194.7
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES) DATA:
 Net realized investment and other losses ..............   $  (14.4)            --       $   (14.4)
 Less amortization of deferred policy acquisition
  costs related to net realized investment and
  other gains (losses) .................................        3.8             --             3.8
                                                           --------       --------       ---------
 Net realized investment and other gains (losses),
  net of related amortization of deferred policy
  acquisition costs - per consolidated financial
  statements ...........................................      (10.6)            --           (10.6)
 Less income tax effect ................................        3.8             --             3.8
                                                           --------       --------       ---------
 Net realized investment and other gains (losses),
  net-after-tax adjustment made to calculate
  segment operating income .............................   $   (6.8)            --       $    (6.8)
                                                           ========       ========       =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.   SEGMENT INFORMATION (CONTINUED)

                                                                       Asset
                                                         Protection  Gathering   Consolidated
                                                         ----------  ---------  --------------
                                                                      (in millions)
YEAR ENDED DECEMBER 31, 1999
REVENUES:
 Segment revenues......................................  $  488.0    $   37.2     $   525.2
 Net realized investment and other
  gains (losses), net..................................      (4.8)         --          (4.8)
                                                         --------    --------     ---------
 Revenues..............................................  $  483.2    $   37.2     $   520.4
                                                         ========    ========     =========

 Net investment income.................................  $  178.1    $   (3.5)    $   174.6
NET INCOME:
 Segment after-tax operating income....................     108.0         6.8         114.8
 Net realized investment and other
  gains (losses), net..................................      (3.1)         --          (3.1)
 Class action lawsuit..................................     (42.9)         --         (42.9)
 Other demutualization related costs...................      (0.3)       (0.1)         (0.4)
                                                         --------    --------     ---------
 Net income............................................  $   61.7    $    6.7     $    68.4
                                                         ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method...................  $   (0.1)   $     --     $    (0.1)
 Amortization of deferred policy
  acquisition costs....................................       4.6         8.5          13.1
 Income tax expense....................................      31.8         3.4          35.2
 Segment assets........................................  $9,104.6    $2,869.6     $11,974.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses).......................................  $   (5.3)         --     $    (5.3)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment gains (losses)...................       0.5          --           0.5
                                                         --------    --------     ---------
 Net realized investment and other
  gains (losses), net of related amortization
  of deferred policy acquisition costs - per
  consolidated financial statements....................      (4.8)         --          (4.8)
 Less income tax effect................................       1.7          --           1.7
                                                         --------    --------     ---------
 Net realized investment and other
  gains (losses), net-after-tax
  adjustment made to calculate
  segment operating income.............................  $   (3.1)         --     $    (3.1)
                                                         ========    ========     =========

  The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

  The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

  Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                      DECEMBER 31         DECEMBER 31
                                                          2001                2000
                                                   CARRYING    FAIR    CARRYING     FAIR
                                                    VALUE     VALUE     VALUE      VALUE
                                                   --------  --------  --------  ----------
                                                     (IN MILLIONS)       (IN MILLIONS)
ASSETS:
 Fixed maturities:
  Held-to-maturity .............................   $   83.7  $   82.1  $  715.4   $  686.8
  Available-for-sale ...........................    2,412.5   2,412.5   1,011.8    1,011.8
 Equity securities:
  Available-for-sale ...........................       13.1      13.1       8.1        8.1
 Mortgage loans on real estate .................      580.9     604.3     554.8      574.2
 Policy loans ..................................      352.0     352.0     334.2      334.2
 Short-term investments ........................         --        --      21.7       21.7
  Cash and cash equivalents ....................      115.4     115.4     277.3      277.3
Derivatives:
 Futures contracts, net ........................         --        --       0.1        0.1
 Interest rate swap agreements .................        8.8       8.8        --         --
 Interest rate cap agreements ..................        3.5       3.5       2.1        2.1
 Interest rate floor agreements ................        4.5       4.5       4.5        4.5
 Currency rate swap agreements .................        0.4       0.4        --         --
 Equity collar agreements ......................        0.8       0.8       0.4        0.4
LIABILITIES:
Fixed rate deferred and immediate annuities ....       53.1      50.3      63.8       60.4
Derivatives:
 Interest rate swap agreements .................       13.2      13.2        --        1.2
 Currency rate swap agreements .................        0.1       0.1       0.6        0.6
Commitments ....................................         --      57.1        --       62.9

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                                   COLUMN B   COLUMN C      COLUMN D
                                                                               AMOUNT AT WHICH
                                                                                 SHOWN IN THE
                                                                                 CONSOLIDATED
                                                                                   BALANCE
         TYPE OF INVESTMENT                              COST/(2)/   VALUE          SHEET
                                                        ----------  --------  ------------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government agencies
 and authorities                                         $  219.6   $  214.8       $  214.8
States, municipalities and political subdivisions             6.0        6.0            6.0
Foreign governments                                           7.2        7.6            7.6
Public utilities                                            189.3      192.9          192.9
Convertibles and bonds with warrants attached                25.9       25.1           25.1
All other corporate bonds                                 1,897.9    1,920.5        1,920.5
Certificates of deposits                                       --         --             --
Redeemable preferred stock                                   46.0       45.6           45.6
                                                         --------   --------       --------
Total fixed maturity securities, available-for-sale       2,391.9    2,412.5        2,412.5
                                                         ========   ========       ========
Equity securities, available-for-sale:
Common stocks:
Public utilities                                               --         --             --
Banks, trust and insurance companies                           --         --             --
Industrial, miscellaneous and all other                       3.8        5.0            5.0
Non-redeemable preferred stock                                8.3        8.1            8.1
                                                         --------   --------       --------
Total equity securities, available-for-sale                  12.1       13.1           13.1
                                                         ========   ========       ========
Fixed maturity securities, held-to-maturity:
Bonds
United States government and government agencies
 and authorities                                               --         --             --
States, municipalities and political subdivisions              --         --             --
Foreign governments                                            --         --             --
Public utilities                                               --         --             --
Convertibles and bonds with warrants attached                  --         --             --
All other corporate bonds                                     5.1        5.1            5.1
Certificates of deposits                                     78.6       77.0           78.6
Redeemable preferred stock                                     --         --             --
                                                         --------   --------       --------
Total fixed maturity securities, held-to-maturity            83.7       82.1           83.7
                                                         ========   ========       ========


  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
              OTHER THAN INVESTMENTS IN RELATED PARTIES (CONTINUED)
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                         COLUMN B   COLUMN C       COLUMN D
                                                                     AMOUNT AT WHICH
                                                                       SHOWN IN THE
                                                                       CONSOLIDATED
                                                                         BALANCE
         TYPE OF INVESTMENT                   COST/(2)/    VALUE          SHEET
                                              ----------  --------  -----------------
Equity securities, trading:
Common stocks:
Public utilities                                     --         --             --
Banks, trust and insurance companies                 --         --             --
Industrial, miscellaneous and all other              --         --             --
Non-redeemable preferred stock                       --         --             --
                                               --------   --------       --------
Total equity securities, trading                     --         --             --
                                               --------   --------       --------
Mortgage loans on real estate, net /(1)/       $  586.4       xxxx       $  580.9
Real estate, net:
Investment properties /(1)/                        21.4       xxxx           20.6
Acquired in satisfaction of debt/(1)/                --       xxxx             --
Policy loans                                      352.0       xxxx          352.0
Other long-term investments /(2)/                  39.6       xxxx           39.6
Short-term investments                               --       xxxx             --
                                               --------   --------       --------
  Total investments                            $3,487.1   $2,507.7       $3,502.4
                                               ========   ========       ========

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

   The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                         DEFERRED      FUTURE POLICY                OTHER POLICY
                           POLICY     BENEFITS, LOSSES,              CLAIMS AND
                        ACQUISITION    CLAIMS AND LOSS   UNEARNED     BENEFITS     PREMIUM
       SEGMENT             COSTS          EXPENSES       PREMIUMS     PAYABLE      REVENUE
----------------------  -----------  ------------------  --------   ------------  ---------
2001:
Protection               $  918.4         $3,275.5        $221.0       $25.0        $60.1
Asset Gathering             142.4             63.2            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $1,060.8         $3,338.7        $221.0       $25.0        $60.1
                         ========         ========        ======       =====        =====
2000:
Protection               $  819.3         $2,698.5        $212.0       $11.1        $28.6
Asset Gathering             174.8             70.0            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $  994.1         $2,768.5        $212.0       $11.1        $28.6
                         ========         ========        ======       =====        =====
1999:
Protection               $  707.8         $2,515.7        $175.2       $15.7        $ 8.9
Asset Gathering             147.3             50.6            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $  855.1         $2,566.3        $175.2       $15.7        $ 8.9
                         ========         ========        ======       =====        =====

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                                                       AMORTIZATION OF
                                                       DEFERRED POLICY
                                  BENEFITS, CLAIMS,  ACQUISITION COSTS,
                         NET         LOSSES, AND      EXCLUDING AMOUNTS
                      INVESTMENT     SETTLEMENT      RELATED TO REALIZED   OTHER OPERATING
      SEGMENT           INCOME        EXPENSES        INVESTMENT GAINS        EXPENSES
--------------------  ----------  -----------------  -------------------  -----------------
2001:
Protection             $229.2          $285.5               $46.6              $ 72.8
Asset Gathering          (2.2)            8.6                20.5                 3.4
                       ------          ------               -----              ------
 Total                 $227.0          $294.1               $67.1              $ 76.2
                       ======          ======               =====              ======
2000:
Protection             $215.9          $242.2               $17.6              $100.5
Asset Gathering          (2.5)            6.4                16.4                16.3
                       ------          ------               -----              ------
 Total                 $213.4          $248.6               $34.0              $116.8
                       ======          ======               =====              ======
1999:
Protection             $178.1          $192.3               $ 4.6              $100.6
Asset Gathering          (3.5)           68.2                 8.5                16.9
                       ------          ------               -----              ------
 Total                 $174.6          $260.5               $13.1              $117.5
                       ======          ======               =====              ======

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                           SCHEDULE IV - REINSURANCE
                            AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

                                                                     ASSUMED               PERCENTAGE
                                                         CEDED TO     FROM                 OF AMOUNT
                                               GROSS       OTHER      OTHER       NET      ASSUMED TO
                                               AMOUNT    COMPANIES  COMPANIES   AMOUNT        NET
                                             ----------  ---------  ---------  ---------  ------------
2001
Life insurance in
 force                                       $119,332.2  $56,571.3    $35.1    $62,796.0      0.1%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     82.0  $    21.9    $  --    $    60.1       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     82.0  $    21.9    $  --    $    60.1      0.0%
                                             ==========  =========    =====    =========      ===
2000
Life insurance in force                      $ 98,737.2  $39,495.8    $37.1    $59,278.5      0.1%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     34.1  $     5.5    $  --    $    28.6       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     34.1  $     5.5    $  --    $    28.6      0.0%
                                             ==========  =========    =====    =========      ===
1999
Life insurance in force                      $ 75,674.7  $19,217.5    $38.5    $56,495.7      0.0%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     12.1  $     3.2    $  --    $     8.9       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     12.1  $     3.2    $  --    $     8.9      0.0%
                                             ==========  =========    =====    =========      ===


 NOTE: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and the universal life insurance products.

   The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

            DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2002


This statement of additional information ("SAI"), dated May 1, 2002, is not a prospectus. It is intended that this SAI be read in conjunction with the prospectus of John Hancock Variable Annuity Account I (the "Account") dated May 1, 2002, for the contracts being offered. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the prospectus may be obtained from the John Hancock Annuity Servicing Office, 529 Main Street (X-4), Charlestown, Massachusetts 02129, telephone number 1-800-732-5543.

                               TABLE OF CONTENTS


                               _________________



                                                                    PAGE OF SAI
                                                                    -----------
Distribution..................................................           2
Calculation of Performance Data...............................           2
Other Performance Information.................................           7
Calculation of Annuity Payments...............................           8
Additional Information About Determining Unit Values..........          10
Purchases and Redemptions of Fund Shares......................          11
The Account...................................................          11
Delay of Certain Payments.....................................          11
Liability for Telephone Transfers.............................          12
Voting Privileges.............................................          13
Financial Statements..........................................          14

DISTRIBUTION

   The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement during the past three fiscal years for such services were as follows:


                          YEAR       AMOUNT PAID TO SIGNATOR
                          ----       -----------------------
                          2001             $114,921,206
                          2000             $121,926,879
                          1999             $108,952,243


CALCULATION OF PERFORMANCE DATA

   The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

Money Market Variable Investment Options

   We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

   The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

            Effective yield = (Base period return + 1)/(365/7)/ - 1


   For the 7-day period ending December 31, 2001, the Money Market variable investment option's current yield was 0.37% and its effective yield was 0.37%.

Other Variable Investment Options

       "Standardized" Total Return

    Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

    We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )/n/ = ERV

           where      P = a hypothetical initial premium payment of $1,000
                      T = average annual total return
                      n =  number of years
                      ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

    The table on the following page shows average total returns for the variable investment options, other than the money market options, that were available on December 31, 2001. The table shows values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. The table also shows values from the date a variable investment option was first available in the Account. Returns of less than one year are not annualized. The inception date shown may be different from the date a variable investment option was first available in the Independence 2000 contracts because the Account is used for other variable annuities offered by us.

  On the basis described above, the following table shows the average total return for each variable investment option available on December 31, 2001 for the periods ended December 31, 2001:

----------------------------------------------------------------------------------------------------------------------------------
                                        For the          For the          For the          For the          From
                                     1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                         Ended            Ended            Ended            Ended        of Fund to   Inception
      Variable Investment Option*       12/31/01        12/31/01         12/31/01          12/31/01       12/31/01   in Account
      ---------------------------       --------        --------         --------          --------       --------   ----------
----------------------------------------------------------------------------------------------------------------------------------
Equity Index                            (17.91%)         (3.71%)           8.76%             N/A           10.08%    04/30/1996
Large Cap Value                          (5.57%)          3.13%            8.87%             N/A           10.12%    04/30/1996
Large Cap Value CORE                    (11.17%)           N/A              N/A              N/A           (1.80%)   08/30/1999
Large Cap Growth                        (23.10%)         (8.29%)           7.16%             N/A           11.45%    01/26/1995
Large Cap Aggressive Growth             (20.44%)           N/A              N/A              N/A          (10.86%)   08/30/1999
Growth and Income                       (21.14%)         (7.77%)           5.84%             N/A           11.06%    01/26/1995
Fundamental Value                       (13.26%)           N/A              N/A              N/A            1.03%    08/30/1999
Multi Cap Growth                        (41.19%)         (6.70%)           5.68%             N/A            5.31%    04/30/1996
Fundamental Growth                      (36.81%)           N/A              N/A              N/A           (2.70%)   08/30/1999
Small/Mid Cap CORE                       (6.23%)          5.67%             N/A              N/A            1.34%    04/30/1998
Small/Mid Cap Growth                     (4.01%)          3.12%            3.46%             N/A           11.11%    01/26/1995
Small Cap Equity                        (10.26%)         (8.05%)          (1.77%)            N/A            0.02%    04/30/1996
Small Cap Value                          12.13%            N/A              N/A              N/A           21.67%    08/30/1999
Small Cap Growth                        (18.50%)          2.78%            7.09%             N/A            5.96%    04/30/1996
International Equity Index              (25.67%)         (7.50%)          (2.02%)            N/A            1.52%    01/26/1995
International Opportunites              (26.26%)         (6.59%)          (0.85%)            N/A            0.24%    04/30/1996
International Opportunities B           (28.07%)           N/A              N/A              N/A          (12.30%)   08/30/1999
Emerging Markets Equity                 (10.13%)         (1.05%)            N/A              N/A          (10.16%)   04/30/1998
Real Estate Equity                       (0.27%)          8.67%            4.28%             N/A            9.57%    01/26/1995
Managed                                  (9.38%)         (0.66%)           6.89%             N/A            9.69%    01/26/1995
Global Balanced                         (12.75%)         (6.31%)          (0.18%)            N/A            0.85%    04/30/1996
Short-Term Bond                           1.21%           3.73%            4.46%             N/A            4.92%    01/26/1995
Bond Index                                0.88%           2.90%             N/A              N/A            4.11%    04/30/1998
Active Bond                               0.61%           2.96%            5.20%             N/A            6.59%    01/26/1995
High Yield Bond                          (4.71%)         (4.07%)            N/A              N/A           (4.41%)   04/30/1998
Global Bond                              (8.09%)         (0.02%)           3.37%             N/A            3.99%    04/30/1996
Money Market                             (2.91%)          2.50%            3.45%             N/A            3.75%    01/26/1995
----------------------------------------------------------------------------------------------------------------------------------

 * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

   Yield

  We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                             Yield = 2[(a - b + 1)/6/ - 1]
                                        -----
                                          cd

where:      a = net investment income earned during the period by the fund whose shares are owned by the variable investment option
            b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period
            d = the offering price per accumulation unit on the last day of the period

  According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

   "Non -Standardized" Performance

  We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

  The following table shows Account level "non-standardized" average total return for each variable investment option, except the money market variable investment options, that were available on December 31, 2001. The table shows values for one, three, five and ten year periods, or fractional period thereof
starting on the date a fund commenced operations.    The table also shows values
 from the date of inception of a fund. Returns of less than 1 year are not annualized. Each of the periods shown ended December 31, 2001.

  Although the Independence 2000 Variable Annuity contracts did not exist during all the periods shown, we have adjusted the returns of the variable investment options by the contracts' asset-based charge.

  PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

------------------------------------------------------------------------------------------------------------------------------------
                                            For the          For the          For the          For the          From
                                         1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                             Ended            Ended            Ended            Ended        of Fund to   Inception
      Variable Investment Option*           12/31/01        12/31/01         12/31/01          12/31/01       12/31/01   in Fund**
      ---------------------------           --------        --------         --------          --------       --------   ----------
------------------------------------------------------------------------------------------------------------------------------------
Equity Index                                (13.20%)          (2.44%)           9.01%             N/A          10.28%    04/30/1996
Large Cap Value                              (0.16%)           4.24%            9.12%             N/A          10.32%    04/30/1996
Large Cap Value CORE                         (6.08%)            N/A              N/A              N/A           0.16%    08/30/1999
Large Cap Growth                            (18.69%)          (6.95%)           7.43%            9.91%          9.89%    03/28/1986
Large Cap Aggressive Growth                 (15.88%)            N/A              N/A              N/A          (8.81%)   08/30/1999
Growth and Income                           (16.62%)          (6.44%)           6.13%            9.52%         10.46%    03/28/1986
Fundamental Value                            (8.29%)            N/A              N/A              N/A           2.90%    08/30/1999
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            For the          For the          For the          For the          From
                                         1 Year Period    3 Year Period    5 Year Period    10 Year Period   Inception     Date of
                                             Ended            Ended            Ended            Ended        of Fund to   Inception
      Variable Investment Option*           12/31/01        12/31/01         12/31/01          12/31/01       12/31/01   in Fund**
      ---------------------------           --------        --------         --------          --------       --------   ----------
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Growth                            (37.81%)          (5.39%)           5.97%             N/A           5.56%    04/30/1996
Fundamental Growth                          (33.18%)            N/A              N/A              N/A          (0.73%)   08/30/1999
Small/Mid Cap CORE                           (0.86%)           6.72%             N/A              N/A           2.28%    04/30/1998
Small/Mid Cap Growth                          1.40%            4.23%            3.78%             N/A           9.94%    05/05/1995
Small Cap Equity                             (5.12%)          (6.71%)          (1.38%)            N/A           0.34%    04/30/1996
Small Cap Value                              17.44%             N/A              N/A              N/A          23.07%    08/30/1999
Small Cap Growth                            (13.83%)           3.90%            7.36%             N/A           6.20%    04/30/1996
International Equity Index                  (21.41%)          (6.17%)          (1.62%)           2.14%          3.45%    05/05/1988
International Opportunites                  (22.03%)          (5.28%)          (0.47%)            N/A           0.56%    04/30/1996
International Opportunities B               (23.94%)            N/A              N/A              N/A         (10.24%)   08/30/1999
Emerging Markets Equity                      (4.98%)           0.17%             N/A              N/A          (8.96%)   04/30/1998
Real Estate Equity                            5.12%            9.65%            4.59%            9.33%          7.50%    05/16/1988
Managed                                      (4.19%)           0.55%            7.16%            8.10%          8.56%    03/28/1986
Global Balanced                              (7.75%)          (5.00%)           0.19%             N/A           1.16%    04/30/1996
Short-Term Bond                               6.59%            4.83%            4.76%             N/A           4.57%    05/01/1994
Bond Index                                    6.26%            4.02%             N/A              N/A           4.98%    04/30/1998
Active Bond                                   5.99%            4.08%            5.49%            5.82%          6.48%    03/28/1986
High Yield Bond                               0.71%           (2.80%)            N/A              N/A          (3.34%)   04/30/1998
Global Bond                                  (2.82%)           1.17%            3.69%             N/A           4.26%    04/30/1996
Money Market                                  2.49%            3.63%            3.77%            3.35%          4.27%    03/28/1986

------------------------------------------------------------------------------------------------------------------------------------

 * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

 **   or since inception of a predecessor to the applicable fund.


 OTHER PERFORMANCE INFORMATION

     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

     We also use Ibottson and Associates, CDA Weisenberger, and F.C. Towers for comparison purposes, as well as the Russell and Wilshire indexes. We may also use performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

 CALCULATION OF ANNUITY PAYMENTS

Calculation of annuity units

  We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option.
 Each variable investment option has its own annuity unit with its own annuity unit value.

  The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

  To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

  For each variable investment option, we  THEN divide:

                         ---------------------------------
                          the resulting value (minus any
                                premium tax charge)


                                       by


                                     $1,000
                         ---------------------------------

 and multiply the result by

                         ---------------------------------
                          the applicable annuity purchase
                          rate set forth in the contract
                                   and reflecting


                          (1) the age and, possibly, sex
                                of the payee and


                          (2) the assumed investment rate
                                  (discussed below)
                         ---------------------------------

 This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

 We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                         ---------------------------------
                             the amount of the initial
                          monthly variable annuity payment
                            from that variable annuity
                                    option


                                       BY


                          the annuity unit value of that
                            variable investment option
                          as of 10 calendar days prior to
                               the date the initial
                                 payment is due
                         ---------------------------------

     For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000


     If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity unit values

        The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be
        0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2 % per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

Mortality tables

     The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

   The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net investment rate

   For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

(2) for each calendar day in the period, a deduction of 0.003836% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of units and values

   We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical example illustrating the calculation of accumulation unit values and annuity unit values

   Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $153.44 assuming a one day period. The $153.44 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003836. By substituting in the first formula above, the net investment rate is equal to $3846.56 ($2000 + $3000 - $1000 -$153.44)
divided by $4,000,000 or 0.0009616

   Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009616)] or $11.260818. The value of an annuity unit at the end of the period would be [$1.0850000 x (1 + .0009616) x .99990575]
or $1.085941. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

PURCHASES AND REDEMPTIONS OF FUND SHARES

      JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

      On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.

 THE ACCOUNT

   In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

 DELAY OF CERTAIN PAYMENTS

   Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(2)   when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

   We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

   We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

LIABILITY FOR TELEPHONE TRANSFERS

    If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

..  requiring personal identification,

..  tape recording calls, and

..  providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

 VOTING PRIVILEGES

     Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                      ------------------------------------
                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                             the corresponding fund
                      ------------------------------------


     At a shareholders' meeting, you may give instructions regarding:

 .  the election of a Board of Trustees,

 .  the ratification of the selection of independent auditors,

 .  the approval of a Series Fund's investment management agreements,

 .  and other matters requiring a vote under the 1940 Act.

     The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

     We will furnish you information and forms so that you may give voting instructions.

     We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

     We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of
John Hancock Variable Annuity Account I of
   John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account I (comprising of, respectively, the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond, Global Bond, Large Cap Aggressive Growth, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth, Large/Mid Cap Value, V.A. Financial Industries, Fidelity VIP II Contrafund, Fidelity VIP Overseas, Janus Aspen Global Technology and Janus Aspen Worldwide Growth Subaccounts) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account I at December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001


                                               LARGE CAP      ACTIVE       EMERGING
                                                GROWTH         BOND        MARKETS
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              -----------   -----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value ...............................    $92,366,373   $62,418,018   $2,615,341
Receivable from portfolio/JHVLICO ........      1,354,459     1,075,142      882,444
                                              -----------   -----------   ----------
Total assets .............................     93,720,832    63,493,160    3,497,785
LIABILITIES
Payable to portfolio/JHVLICO .............      1,343,031     1,067,531      882,089
Asset charges payable ....................         11,428         7,611          355
                                              -----------   -----------   ----------
Total liabilities ........................      1,354,459     1,075,142      882,444
                                              -----------   -----------   ----------
                                              $92,366,373   $62,418,018   $2,615,341
                                              ===========   ===========   ==========
NET ASSETS:
Accumulation units .......................    $92,341,259   $62,407,264   $2,615,341
Contracts in payout (annuitization)
 period ..................................         25,114        10,754           --
                                              -----------   -----------   ----------
Total net assets .........................    $92,366,373   $62,418,018   $2,615,341
                                              ===========   ===========   ==========
Units outstanding ........................      3,854,423     3,662,395      281,169
                                              ===========   ===========   ==========
Unit value (accumulation) ................    $     23.96   $     17.04   $     9.30
                                              ===========   ===========   ==========

                                             INTERNATIONAL
                                                EQUITY       SMALL CAP      GLOBAL
                                                 INDEX        GROWTH       BALANCED
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                             -------------  -----------  ------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust
  I, at value ............................    $10,282,388   $26,731,219   $2,463,566
Receivable from portfolio/JHVLICO ........        107,401       707,653       33,224
                                              -----------   -----------   ----------
Total assets .............................     10,389,789    27,438,872    2,496,790
LIABILITIES
Payable to portfolio/JHVLICO .............        106,149       704,344       32,923
Asset charges payable ....................          1,252         3,309          302
                                              -----------   -----------   ----------
Total liabilities ........................        107,401       707,653       33,225
                                              -----------   -----------   ----------
                                              $10,282,388   $26,731,219   $2,463,565
                                              ===========   ===========   ==========
NET ASSETS:
Accumulation units .......................    $10,282,388   $26,731,219   $2,463,565
Contracts in payout (annuitization)
 period ..................................             --            --           --
                                              -----------   -----------   ----------
Total net assets .........................    $10,282,388   $26,731,219   $2,463,565
                                              ===========   ===========   ==========
Units outstanding ........................        899,755     1,905,129      231,802
                                              ===========   ===========   ==========
Unit value (accumulation) ................    $     11.43   $     14.03   $    10.63
                                              ===========   ===========   ==========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                            MID CAP     LARGE CAP       MONEY
                                                            GROWTH        VALUE        MARKET
                                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          -----------  -----------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .....     $39,023,003  $39,500,034   $71,738,225
Receivable from portfolio/JHVLICO ...................         441,170      286,665    16,227,324
                                                          -----------  -----------   -----------
Total assets ........................................      39,464,173   39,786,699    87,965,549
LIABILITIES
Payable to portfolio/JHVLICO ........................         436,410      281,863    16,225,081
Asset charges payable ...............................           4,760        4,802         2,243
                                                          -----------  -----------   -----------
Total liabilities ...................................         441,170      286,665    16,227,324
                                                          -----------  -----------   -----------
                                                          $39,023,003  $39,500,034   $71,738,225
                                                          ===========  ===========   ===========
NET ASSETS:
Accumulation units ..................................     $39,001,371  $39,477,957   $71,701,571
Contracts in payout (annuitization) period ..........          21,632       22,077        36,654
                                                          -----------  -----------   -----------
Total net assets ....................................     $39,023,003  $39,500,034   $71,738,225
                                                          ===========  ===========   ===========
Units outstanding ...................................       2,877,248    2,272,283     5,638,647
                                                          ===========  ===========   ===========
Unit value (accumulation) ...........................     $     13.56  $     17.38   $     12.72
                                                          ===========  ===========   ===========

                                                   SMALL/MID CAP       BOND           SMALL/MID
                                                      GROWTH           INDEX          CAP CORE
                                                    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                   -------------  ---------------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series
  Trust I, at value ............................   $ 31,048,088   $     3,144,641   $   1,419,886
Receivable from portfolio/JHVLICO ..............        397,241            19,071          17,829
                                                   ------------   ---------------   -------------
Total assets ...................................     31,445,329         3,163,712       1,437,715
LIABILITIES
Payable to portfolio/JHVLICO ...................        393,337            18,699          17,659
Asset charges payable ..........................          3,904               372             170
                                                   ------------   ---------------   -------------
Total liabilities ..............................        397,241            19,071          17,829
                                                   ------------   ---------------   -------------
                                                   $ 31,048,088   $     3,144,641   $   1,419,886
                                                   ============   ===============   =============
NET ASSETS:
Accumulation units .............................   $ 31,048,088   $     3,144,641   $   1,419,886
Contracts in payout (annuitization) period .....             --                --              --
                                                   ------------   ---------------   -------------
Total net assets ...............................   $ 31,048,088   $     3,144,641   $   1,419,886
                                                   ============   ===============   =============
Units outstanding ..............................      1,519,957           279,590         109,286
                                                   ============   ===============   =============
Unit value (accumulation) ......................   $      20.43   $         11.25   $       12.99
                                                   ============   ===============   =============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                              REAL ESTATE    GROWTH &
                                                                EQUITY        INCOME        MANAGED
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                              -----------  ------------  --------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust
  I, at value .............................................   $12,282,712  $203,976,353   $252,048,697
Receivable from portfolio/JHVLICO .........................        97,508     2,242,205      3,660,741
                                                              -----------  ------------   ------------
Total assets ..............................................    12,380,220   206,218,558    255,709,438
LIABILITIES
Payable to portfolio/JHVLICO ..............................        95,999     2,217,016      3,629,736
Asset charges payable .....................................         1,509        25,189         31,005
                                                              -----------  ------------   ------------
Total liabilities .........................................        97,508     2,242,205      3,660,741
                                                              -----------  ------------   ------------
                                                              $12,282,712  $203,976,353   $252,048,697
                                                              ===========  ============   ============
NET ASSETS:
Accumulation units ........................................   $12,282,712  $203,825,517   $251,709,215
Contracts in payout (annuitization) period ................            --       150,836        339,482
                                                              -----------  ------------   ------------
Total net assets ..........................................   $12,282,712  $203,976,353   $252,048,697
                                                              ===========  ============   ============
Units outstanding .........................................       634,147     8,994,185     12,110,846
                                                              ===========  ============   ============
Unit value (accumulation) .................................   $     19.37  $      22.68   $      20.81
                                                              ===========  ============   ============

                                                              SHORT-TERM   SMALL CAP    INTERNATIONAL
                                                                 BOND        EQUITY     OPPORTUNITIES
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              -----------  ----------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust
  I, at value .............................................   $15,094,961  $9,558,200    $ 7,924,775
Receivable from portfolio/JHVLICO .........................       150,988      62,392      4,834,362
                                                              -----------  ----------    -----------
Total assets ..............................................    15,245,949   9,620,592     12,759,137
LIABILITIES
Payable to portfolio/JHVLICO ..............................       149,159      61,228      4,833,190
Asset charges payable .....................................         1,829       1,164          1,172
                                                              -----------  ----------    -----------
Total liabilities .........................................       150,988      62,392      4,834,362
                                                              -----------  ----------    -----------
                                                              $15,094,961  $9,558,200    $ 7,924,775
                                                              ===========  ==========    ===========
NET ASSETS:
Accumulation units ........................................   $15,090,652  $9,558,200    $ 7,924,775
Contracts in payout (annuitization) period ................         4,309          --             --
                                                              -----------  ----------    -----------
Total net assets ..........................................   $15,094,961  $9,558,200    $ 7,924,775
                                                              ===========  ==========    ===========
Units outstanding .........................................     1,078,865     941,269        787,543
                                                              ===========  ==========    ===========
Unit value (accumulation) .................................   $     13.99  $    10.15    $     10.06
                                                              ===========  ==========    ===========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                           EQUITY     HIGH YIELD     GLOBAL
                                                            INDEX        BOND         BOND
                                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         -----------  ----------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .......  $49,766,307  $2,263,492   $14,020,721
Receivable from portfolio/JHVLICO .....................      756,418      22,142       317,657
                                                         -----------  ----------   -----------
Total assets ..........................................   50,522,725   2,285,634    14,338,378
LIABILITIES
Payable to portfolio/JHVLICO ..........................      750,321      21,872       315,944
Asset charges payable .................................        6,097         270         1,713
                                                         -----------  ----------   -----------
Total liabilities .....................................    7,564,418      22,142       317,657
                                                         -----------  ----------   -----------
                                                         $49,766,307  $2,263,492   $14,020,721
                                                         ===========  ==========   ===========
NET ASSETS:
Accumulation units ....................................  $49,722,509  $2,263,492   $13,989,903
Contracts in payout (annuitization) period ............       43,798          --        30,818
                                                         -----------  ----------   -----------
Total net assets ......................................  $49,766,307  $2,263,492   $14,020,721
                                                         ===========  ==========   ===========
Units outstanding .....................................    2,871,351     249,635     1,110,550
                                                         ===========  ==========   ===========
Unit value (accumulation) .............................  $     17.33  $     9.07   $     12.63
                                                         ===========  ==========   ===========

                                                          LARGE CAP     SMALL      LARGE CAP
                                                          AGGRESSIVE     CAP         VALUE
                                                            GROWTH      VALUE         CORE
                                                          SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                          ----------  ----------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I, at value .......    $266,573   $5,922,247    $676,336
Receivable from portfolio/JHVLICO .....................         873       51,098          86
                                                           --------   ----------    --------
Total assets ..........................................     267,446    5,973,345     676,422
LIABILITIES
Payable to portfolio/JHVLICO ..........................         841       50,378           5
Asset charges payable .................................          32          720          81
                                                           --------   ----------    --------
Total liabilities .....................................         873       51,098          86
                                                           --------   ----------    --------
                                                           $266,573   $5,922,247    $676,336
                                                           ========   ==========    ========
NET ASSETS:
Accumulation units ....................................    $266,573   $5,922,247    $676,336
Contracts in payout (annuitization) period ............          --           --          --
                                                           --------   ----------    --------
Total net assets ......................................    $266,573   $5,922,247    $676,336
                                                           ========   ==========    ========
Units outstanding .....................................      40,539      443,190      68,395
                                                           ========   ==========    ========
Unit value (accumulation) .............................    $   6.58       $13.36       $9.89
                                                           ========   ==========    ========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001


                                                                      INTERNATIONAL  FUNDAMENTAL    LARGE/MID
                                                                         EQUITY        GROWTH       CAP VALUE
                                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                                      -------------  -----------  ------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust I, at value ...............       $   132,855    $   680,716   $21,464,321
Receivable from portfolio/JHVLICO .............................                16         31,489       268,581
                                                                      -----------    -----------   -----------
Total assets ..................................................           132,871        712,205    21,732,902
LIABILITIES
Payable to portfolio/JHVLICO ..................................                --         31,403       265,945
Asset charges payable .........................................                16             86         2,636
                                                                      -----------    -----------   -----------
Total liabilities .............................................                16         31,489       268,581
                                                                      -----------    -----------   -----------
                                                                      $   132,855    $   680,716   $21,464,321
                                                                      ===========    ===========   ===========
NET ASSETS:
Accumulation units ............................................       $   132,855    $   655,976   $21,414,926
Contracts in payout (annuitization)period .....................                --         24,740        49,395
                                                                      -----------    -----------   -----------
Total net assets ..............................................       $   132,855    $   680,716   $21,464,321
                                                                      ===========    ===========   ===========
Units outstanding .............................................            20,081        113,524     2,081,464
                                                                      ===========    ===========   ===========
Unit value (accumulation) .....................................       $      6.62    $      6.00   $     10.31
                                                                      ===========    ===========   ===========

                                                                          V.A.       FIDELITY      FIDELITY
                                                                        FINANCIAL     VIP II          VIP
                                                                       INDUSTRIES   CONTRAFUND     OVERSEAS
                                                                       SUBACCOUNT*  SUBACCOUNT*   SUBACCOUNT*
                                                                       -----------  -----------   -----------
ASSETS
Investment in shares of portfolios of:
 John Hancock Declaration Trust, at value ........................    $      336     $       --   $        --
 Outside Trust, at value .........................................            --            512       558,120
Receivable from portfolio/JHVLICO ................................            --             --     4,831,373
                                                                      ----------     ----------   -----------
Total assets .....................................................           336            512     5,389,493
LIABILITIES
Payable to portfolio/JHVLICO .....................................            --             --     4,831,085
Asset charges payable ............................................            --             --           288
                                                                      ----------     ----------   -----------
Total liabilities ................................................            --             --     4,831,373
                                                                      ----------     ----------   -----------
                                                                      $      336     $      512   $   558,120
                                                                      ==========     ==========   ===========
NET ASSETS:
Accumulation units ...............................................    $      336     $      512   $   558,120
Contracts in payout (annuitization)
 period ..........................................................            --             --            --
                                                                      ----------     ----------   -----------
Total net assets .................................................    $      336     $      512   $   558,120
                                                                      ==========     ==========   ===========
Units outstanding ................................................            40             57        72,280
                                                                      ==========     ==========   ===========
Unit value (accumulation)  .......................................    $     8.40     $     8.98   $      7.72
                                                                      ==========     ==========   ===========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                               DECEMBER 31, 2001

                                                                 JANUS ASPEN   JANUS ASPEN
                                                                   GLOBAL       WORLDWIDE
                                                                 TECHNOLOGY      GROWTH
                                                                 SUBACCOUNT*   SUBACCOUNT*
                                                                 -----------   ------------
ASSETS
Investment in shares of portfolios of:
 Outside Trust, at value ......................................  $      314     $  570,793
Receivable from portfolio/JHVLICO .............................          --      4,693,676
                                                                 ----------     ----------
Total assets ..................................................         314      5,264,469
LIABILITIES
Payable to portfolio/JHVLICO ..................................          --      4,693,394
Asset charges payable .........................................          --            282
                                                                 ----------     ----------
Total liabilities .............................................          --      4,693,676
                                                                 ----------     ----------
                                                                 $      314     $  570,793
                                                                 ==========     ==========
NET ASSETS:
Accumulation units ............................................  $      314     $  570,793
Contracts in payout (annuitization) period ....................          --             --
                                                                 ----------     ----------
Total net assets ..............................................  $      314     $  570,793
                                                                 ==========     ==========
Units outstanding .............................................          52         75,940
                                                                 ==========     ==========
Unit value (accumulation) .....................................  $     6.04     $     7.52
                                                                 ==========     ==========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                           LARGE                                   INTERNATIONAL      SMALL
                            CAP          ACTIVE       EMERGING        EQUITY           CAP
                           GROWTH         BOND         MARKETS         INDEX          GROWTH
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -------------  ------------  ------------  -------------  ---------------

Investment income:
Income:
 Dividends ............ $    203,453   $ 5,689,775   $     9,229   $   304,373     $         --
                        ------------   -----------   -----------   -----------     ------------
Total investment
 income ...............      203,453     5,689,775         9,229       304,373               --
Expenses:
 Mortality and expense
  risks ...............    2,229,758     1,397,041        72,056       266,210          631,776
                        ------------   -----------   -----------   -----------     ------------
Net investment income
 (loss) ...............   (2,026,305)    4,292,734       (62,827)       38,163          631,776
Realized gains
 (losses) on
 investments:
 Realized loss on sale
  of portfolio shares..  (50,070,598)   (2,704,140)   (5,664,611)   (3,135,739)     (12,606,746)
 Realized gain
  distributions .......           --            --            --         2,856               --
                        ------------   -----------   -----------   -----------     ------------
Realized losses .......  (50,070,598)   (2,704,140)   (5,664,611)   (3,132,883)     (12,606,746)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........   11,273,351     4,307,789     5,079,761    (1,712,551)       3,299,369
                        ------------   -----------   -----------   -----------     ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $(40,823,552)  $ 5,896,383   $  (647,677)  $(4,807,271)    $ (9,939,153)
                        ============   ===========   ===========   ===========     ============



                                         MID           LARGE                     SMALL/MID
                          GLOBAL         CAP            CAP          MONEY          CAP
                         BALANCED       GROWTH         VALUE         MARKET        GROWTH
                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        -----------  -------------  -------------  ----------  ---------------
Investment income:
Income:
 Dividends ............ $   61,399   $         --   $    878,278   $3,487,412   $         --
                        ----------   ------------   ------------   ----------   ------------
Total investment
 income ...............     61,399             --        878,278    3,487,412             --
Expenses:
 Mortality and expense
  risks ...............     69,597      1,067,470        847,902    1,225,156        626,653
                        ----------   ------------   ------------   ----------   ------------
Net investment income
 (loss) ...............     (8,198)    (1,067,470)        30,376    2,262,256       (626,653)
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   (946,796)   (35,212,040)     1,785,492           --     (4,987,341)
 Realized gain
  distributions .......         --             --        520,445           --             --
                        ----------   ------------   ------------   ----------   ------------
Realized gains
 (losses) .............   (946,796)   (35,212,040)     2,305,937           --     (4,987,341)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........    523,739     (7,734,206)    (2,596,636)          --      5,084,368
                        ----------   ------------   ------------   ----------   ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $ (431,255)  $(44,013,716)  $   (260,323)  $2,262,256   $   (529,626)
                        ==========   ============   ============   ==========   ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    SMALL/MID      REAL
                           BOND        CAP        ESTATE        GROWTH &
                          INDEX        CORE       EQUITY         INCOME         MANAGED
                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        ----------  ----------  ------------  -------------  ---------------

Investment income:
Income:
 Dividends ............ $ 259,163   $  11,489   $   635,241   $  1,470,819    $  8,853,252
                        ---------   ---------   -----------   ------------    ------------
Total investment
 income ...............   259,163      11,489       635,241      1,470,819       8,853,252
Expenses:
 Mortality and expense
  risks ...............    63,940      31,502       242,874      4,939,976       6,181,875
                        ---------   ---------   -----------   ------------    ------------
Net investment income
 (loss) ...............   195,223     (20,013)      392,367     (3,469,157)      2,671,377
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   183,442    (208,548)   (1,381,438)   (87,393,172)    (29,991,982)
 Realized gain
  distributions .......     5,271          --       373,296             --       1,382,061
                        ---------   ---------   -----------   ------------    ------------
Realized gains
 (losses) .............   188,713    (208,548)   (1,008,142)   (87,393,172)    (28,609,921)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........  (131,220)    136,242     1,274,165     17,171,695       2,609,007
                        ---------   ---------   -----------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $ 252,716   $ (92,319)  $   658,390   $(73,690,634)   $(23,329,537)
                        =========   =========   ===========   ============    ============



                           SHORT         SMALL                                           HIGH
                           TERM           CAP         INTERNATIONAL     EQUITY           YIELD
                           BOND          EQUITY       OPPORTUNITIES      INDEX           BOND
                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -----------  ---------------  -------------  --------------  --------------
Investment income:
Income:
 Dividends ............ $1,281,701   $        5,612   $   102,818    $   1,002,337      $ 363,433
                        ----------   --------------   -----------    -------------    -----------
Total investment
 income ...............  1,281,701            5,612       102,818        1,002,337        363,433
Expenses:
 Mortality and expense
  risks ...............    352,665          213,531       189,229        1,271,323         57,802
                        ----------   --------------   -----------    -------------    -----------
Net investment income
 (loss) ...............    929,036         (207,919)      (86,411)        (268,986)       305,631
Realized gains
 (losses) on
 investments:
 Realized gain (loss)
  on sale of portfolio
  shares ..............   (101,153)      (5,159,271)   (5,917,367)       1,931,660       (621,587)
 Realized gain
  distributions .......         --               --            --        1,685,001             --
                        ----------   --------------   -----------    -------------    -----------
Realized gains
 (losses) .............   (101,153)      (5,159,271)   (5,917,367)       3,616,661       (621,587)
Change in unrealized
 appreciation
 (depreciation) during
 the period ...........    816,402        4,035,555     2,218,750      (18,201,709)       306,068
                        ----------   --------------   -----------    -------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations ........... $1,644,285   $   (1,331,635)  $(3,785,028)   $ (14,854,034)   $    (9,888)
                        ==========   ==============   ===========    =============    ===========


See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2001

                                                                  LARGE                        LARGE
                                                                   CAP            SMALL         CAP
                                                    GLOBAL      AGGRESSIVE         CAP         VALUE     INTERNATIONAL
                                                     BOND        GROWTH           VALUE         CORE        EQUITY
                                                  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ----------    ----------      ----------   ----------   ------------
Investment income:
Income:
 Dividends ...............................        $ 686,376       $      --     $  47,211    $   4,146    $   1,459
                                                  ---------       ---------     ---------    ---------    ---------
Total investment income ..................          686,376              --        47,211        4,146        1,459
Expenses:
 Mortality and expense risks .............          365,360           9,442        96,884        6,121        2,572
                                                  ---------       ---------     ---------    ---------    ---------
Net investment income(loss)...............          321,016          (9,442)      (49,673)      (1,975)      (1,113)
Realized gains(losses) on
 investments:
 Realized gain (loss)on sale of
  portfolio shares .......................         (815,512)       (389,598)      160,461       (6,295)     (48,008)
 Realized gain distributions .............               --              --        33,501           --           --
                                                  ---------       ---------     ---------    ---------    ---------
Realized gains (losses) ..................         (815,512)       (389,598)      193,962       (6,295)     (48,008)
Change in unrealized appreciation
 (depreciation) during the period ........         (446,849)        252,954       772,484        8,973         (872)
                                                  ---------       ---------     ---------    ---------    ---------
Net increase(decrease) in net assets
 resulting from operations ...............        $(941,345)      $(146,086)    $ 916,773    $     703    $ (49,993)
                                                  =========       =========     =========    =========    =========

                                                          LARGE/MID      V.A.       FIDELITY     FIDELITY
                                            FUNDAMENTAL      CAP       FINANCIAL     VIP II         VIP
                                              GROWTH       VALUE     INDUSTRIES   CONTRAFUND     OVERSEAS
                                            SUBACCOUNT   SUBACCOUNT  SUBACCOUNT*  SUBACCOUNT*   SUBACCOUNT*
                                           ------------  ----------  -----------  -----------  ------------
Investment income:
Income:
 Dividends ..........................       $        --  $    11,986 $         2  $        --    $      --
                                            -----------  ----------- -----------  -----------  -----------
Total investment income .............                --       11,986           2           --           --
Expenses:
 Mortality and expense risks ........            23,863       24,112           9            2          780
                                            -----------  ----------- -----------  -----------  -----------
Net investment loss .................           (23,863)     (12,126)         (7)          (2)        (780)
Realized gains(losses) on
 investments:
 Realized gain (loss)on sale of
  portfolio shares ..................        (2,209,497)     (57,244)       (340)          (1)      29,006
 Realized gain distributions.........                --           --          11           --           --
                                            -----------  ----------- -----------  -----------  -----------
Realized gains
 (losses)  ..........................        (2,209,497)     (57,244)       (329)          (1)      29,006
Change in unrealized appreciation
 (depreciation) during the period....         1,092,930      122,795           3          (13)       6,457
                                            -----------  ----------- -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations ..........       $(1,140,430) $    53,425 $      (333)         (16) $    34,683
                                            ===========  =========== ===========  ===========  ===========

* From May 1, 2001 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                            JANUS ASPEN   JANUS ASPEN
                                                                              GLOBAL       WORLDWIDE
                                                                            TECHNOLOGY      GROWTH
                                                                            SUBACCOUNT*   SUBACCOUNT*
                                                                            -----------  -------------
Investment income:
Income:
 Dividends .............................................................     $       3     $     688
                                                                             ---------     ---------
Total investment income ................................................             3           688
Expenses:
 Mortality and expense risks ...........................................             2         1,216
                                                                             ---------     ---------
Net investment income (loss) ...........................................             1          (528)
Realized gains (losses) on investments:
 Realized gain (loss) on sale of portfolio shares ......................           (60)      101,675
 Realized gain distributions ...........................................            --            --
                                                                             ---------     ---------
Realized gains (losses)  ...............................................           (60)      101,675
Change in unrealized appreciation (depreciation)during the period.......           (44)        2,414
                                                                             ---------     ---------
Net increase (decrease) in net assets resulting from operations.........     $    (103)    $ 103,561
                                                                             =========     =========

* From May 1, 2001 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                LARGE CAP                       ACTIVE
                                                            GROWTH SUBACCOUNT               BOND SUBACCOUNT
                                                      -----------------------------   ----------------------------
                                                          2001            2000            2001            2000
                                                      -------------  --------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ......................  $  (2,026,305)  $  34,182,284   $  4,292,734    $  5,833,657
 Realized gains (losses) ...........................    (50,070,598)      8,528,313     (2,704,140)     (1,256,572)
 Change in unrealized appreciation
  (depreciation) during the period .................     11,273,351    (100,308,081)     4,307,789       5,273,102
                                                      -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
  from operations ..................................    (40,823,552)    (57,597,474)     5,896,383       9,850,187
Contract transactions:
 Net payments received from contractowners .........      2,086,538      65,335,187      1,268,554       9,556,721
 Net transfers for contract benefits
  and terminations .................................    (93,050,951)    (40,890,449)   (71,629,600)    (24,918,718)
Net transfers between subaccounts ..................    (16,199,364)             --      8,328,683              --
                                                      -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................   (107,163,777)      24,44,738    (62,032,363)    (15,361,997)
                                                      -------------   -------------   ------------    ------------
Total decrease in net assets .......................   (147,987,329)    (33,152,736)   (56,135,980)     (5,511,810)
Net assets at beginning of period ..................    240,353,702     273,506,438    118,553,998     124,065,808
                                                      -------------   -------------   ------------    ------------
 Net assets at end of period .......................  $  92,366,373   $ 240,353,702   $ 62,418,018    $118,553,998
                                                      =============   =============   ============    ============

                                                                 EMERGING                 INTERNATIONAL EQUITY
                                                            MARKETS SUBACCOUNT              INDEX SUBACCOUNT
                                                      -----------------------------   ----------------------------
                                                           2001            2000           2001             2000
                                                      --------------  -------------   -------------   ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ......................  $      (62,827) $     462,429   $     38,163    $    956,077
 Realized gains (losses) ...........................      (5,664,611)       316,493     (3,132,883)      1,002,123
 Change in unrealized appreciation
  (depreciation) during the period .................       5,079,761     (6,239,736)    (1,712,551)     (8,313,893)
                                                      --------------  -------------   ------------    ------------
Net decrease in net assets resulting from
 operations ........................................        (647,677)    (5,460,814)    (4,807,271)     (6,355,693)
Contract transactions:
 Net payments received from contractowners .........         127,782      8,973,622        890,164       4,530,688
 Net transfers for contract benefits and
  terminations .....................................      (3,503,652)    (1,941,335)   (10,303,514)     (8,443,242)
Net transfers between subaccounts ..................        (129,776)            --     (2,197,741)             --
                                                      --------------  -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................      (3,505,646)     7,032,287    (11,611,091)     (3,912,554)
                                                      --------------  -------------   ------------    ------------
Total increase (decrease) in net assets ............      (4,153,323)     1,571,473    (16,418,362)    (10,268,247)
Net assets at beginning of period ..................       6,768,664      5,197,191     26,700,750      36,968,997
                                                      --------------  -------------   ------------    ------------
Net assets at end of period ........................  $    2,615,341  $   6,768,664   $ 10,282,388    $ 26,700,750
                                                      ==============  =============   ============    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                                        SMALL CAP GROWTH                 GLOBAL BALANCED
                                                           SUBACCOUNT                      SUBACCOUNT
                                                   -----------------------------   ----------------------------
                                                       2001           2000             2001            2000
                                                   ------------  ---------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..................   $   (631,776)   $   5,599,312   $     (8,198)   $    235,604
 Realized gains (losses) .......................    (12,606,746)       3,803,070       (946,796)        (56,665)
 Change in unrealized appreciation
  (depreciation) during the period .............      3,299,369      (35,118,496)       523,739      (1,033,910)
                                                   ------------    -------------   ------------    ------------
Net decrease in net assets resulting
 from operations ...............................     (9,939,153)     (25,716,114)      (431,255)       (854,971)
Contract transactions:
 Net payments received from contractowners .....        864,468       36,537,939        100,519         678,189
 Net transfers for contract benefits and
  terminations .................................    (28,965,801)      (4,854,211)    (3,884,230)     (1,260,217)
Net transfers between subaccounts ..............     (4,830,646)              --       (362,946)             --
                                                   ------------    -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ....................    (32,931,979)      31,683,728     (4,146,657)       (582,028)
                                                   ------------    -------------   ------------    ------------
Total increase (decrease) in net assets ........    (42,871,132)       5,967,614     (4,577,912)     (1,436,999)
Net assets at beginning of period ..............     69,602,351       63,634,737      7,041,477       8,478,476
                                                   ------------    -------------   ------------    ------------
Net assets at end of period ....................   $ 26,731,219    $  69,602,351   $  2,463,565    $  7,041,477
                                                   ============    =============   ============    ============


                                                          MID CAP GROWTH                  LARGE CAP VALUE
                                                            SUBACCOUNT                       SUBACCOUNT
                                                   -----------------------------   ----------------------------
                                                       2001            2000            2001             2000
                                                   -------------   -------------   ------------    ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..................   $  (1,067,470)  $  18,953,345   $     30,376    $  3,042,921
 Realized gains (losses) .......................     (35,212,040)     13,913,720      2,305,937       1,176,156
 Change in unrealized appreciation
  (depreciation) during the period .............      (7,734,206)   (120,345,150)    (2,596,636)      2,952,363
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from operations ...............................     (44,013,716)    (87,478,085)      (260,323)      7,171,440
Contract transactions:
 Net payments received from contractowners .....       1,815,133      71,460,179      1,023,645      10,428,322
 Net transfers for contract benefits and
  terminations .................................     (43,341,054)    (24,181,991)   (38,618,889)    (11,309,563)
Net transfers between subaccounts ..............      (7,334,076)             --      4,606,344              --
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ....................     (48,859,997)     47,278,188    (32,988,900)       (881,241)
                                                   -------------   -------------   ------------    ------------
Total increase (decrease) in net assets ........     (92,873,713)    (40,199,897)   (33,249,223)      6,290,199
Net assets at beginning of period ..............     131,896,716     172,096,613     72,749,257      66,459,058
                                                   -------------   -------------   ------------    ------------
Net assets at end of period ....................   $  39,023,003   $ 131,896,716   $ 39,500,034    $ 72,749,257
                                                   =============   =============   ============    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                    MONEY MARKET              SMALL/MID CAP GROWTH
                                     SUBACCOUNT                    SUBACCOUNT
                            ----------------------------   -----------------------------
                                2001           2000            2001           2000
                            -------------  --------------  -------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) .................  $  2,262,256   $   4,863,580   $   (626,653)   $ 4,823,939
 Realized losses .........            --              --     (4,987,341)      (207,296)
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......            --              --      5,084,368       (571,116)
                            ------------   -------------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     2,262,256       4,863,580       (529,626)     4,045,527
Contract transactions:
 Net payments received
  from contractowners ....    22,210,349      67,485,655        488,067      3,130,030
 Net transfers for
  contract benefits
  and terminations .......   (81,840,371)   (117,965,591)   (22,571,336)    (9,220,647)
Net transfers between
 subaccounts .............    31,716,615              --     (1,118,336)            --
                            ------------   -------------   ------------    -----------
Net decrease in net
 assets resulting from
 contract transactions ...   (27,913,407)    (50,479,936)   (23,201,605)    (6,090,617)
                            ------------   -------------   ------------    -----------
Total decrease in net
 assets ..................   (25,651,151)    (45,616,356)   (23,731,231)    (2,045,090)
Net assets at
 beginning of period .....    97,389,376     143,005,732     54,779,319     56,824,409
                            ------------   -------------   ------------    -----------
Net assets at end of
 period ..................  $ 71,738,225   $  97,389,376   $ 31,048,088    $54,779,319
                            ============   =============   ============    ===========

                                       BOND INDEX                    SMALL/MID CAP CORE
                                       SUBACCOUNT                        SUBACCOUNT
                            --------------------------------   ----------------------------------
                                2001             2000              2001              2000
                            -------------  ------------------  --------------  ------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) .................  $    195,223   $         166,928   $     (20,013)   $        94,058
 Realized gains
  (losses) ...............       188,713             (20,368)       (208,548)            74,299
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......      (131,220)            181,505         136,242           (187,688)
                            ------------   -----------------   -------------    ---------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............       252,716             328,065         (92,319)           (19,331)
Contract transactions:
 Net payments received
  from contractowners ....       173,254           2,436,063          59,860          2,547,374
 Net transfers for
  contract benefits
  and terminations .......    (5,060,349)           (309,812)     (1,821,328)          (218,905)
Net transfers between
 subaccounts .............     3,364,836                  --         212,468                --
                            ------------   -----------------   -------------    ---------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions ...    (1,522,259)          2,126,251      (1,549,000)         2,328,469
                            ------------   -----------------   -------------    ---------------
Total increase
 (decrease) in net
 assets ..................    (1,269,543)          2,454,316      (1,641,319)         2,309,138
Net assets at
 beginning of period .....     4,414,184           1,959,868       3,061,205            752,067
                            ------------   -----------------   -------------    ---------------
Net assets at end of
 period ..................  $  3,144,641   $       4,414,184   $   1,419,886    $     3,061,205
                            ============   =================   =============    ===============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,

                                  REAL ESTATE                    GROWTH &
                                    EQUITY                        INCOME
                                  SUBACCOUNT                    SUBACCOUNT
                           -------------------------   --------------------------------
                              2001          2000           2001             2000
                           ------------  ------------  --------------  ----------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) ................. $   392,367   $ 1,524,647   $  (3,469,157)   $  85,310,657
 Realized gains
  (losses) ...............  (1,008,142)     (777,109)    (87,393,172)      12,880,941
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......   1,274,165     3,486,127      17,171,695     (184,133,054)
                           -----------   -----------   -------------    -------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     658,390     4,233,665     (73,690,634)     (85,941,456)
Contract transactions:
 Net payments received
  from contractowners.....     283,234     3,489,152       4,650,578       52,082,587
 Net transfers for
  contract benefits
  and terminations .......  (9,002,876)   (2,491,176)   (206,730,146)     (87,436,548)
Net transfers between
 subaccounts .............    (460,285)           --     (20,193,550)              --
                           -----------   -----------   -------------    -------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions ...  (9,179,927)      997,976    (222,273,118)     (35,353,961)
                           -----------   -----------   -------------    -------------
Total increase
 (decrease) in net
 assets ..................  (8,521,537)    5,231,641    (295,963,752)    (121,295,417)
Net assets at
 beginning of period. ....  20,804,249    15,572,608     499,940,105      621,235,522
                           -----------   -----------   -------------    -------------
Net assets at end of
 period .................. $12,282,712   $20,804,249   $ 203,976,353    $ 499,940,105
                           ===========   ===========   =============    =============

                                         MANAGED                        SHORT TERM BOND
                                        SUBACCOUNT                        SUBACCOUNT
                             --------------------------------   ----------------------------------
                                 2001              2000               2001              2000
                             --------------  -----------------  -----------------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income       $   2,671,377   $     55,127,062   $        929,036    $  1,479,282
 Realized gains
  (losses) ...............     (28,609,921)         4,812,744           (101,153)       (172,407)
 Change in unrealized
  appreciation
  (depreciation)
  during the period ......       2,609,007        (69,181,388)           816,402         633,709
                             -------------   ----------------   ----------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations ..............     (23,329,537)        (9,241,582)         1,644,285       1,940,584
Contract transactions:
 Net payments received
  from contractowners ....       5,219,403         54,596,604            429,414       4,688,037
 Net transfers for
  contract benefits
  and terminations .......    (305,386,718)       (95,992,261)       (20,842,087)     (5,844,588)
Net transfers between
 subaccounts .............     (13,578,531)                 --         2,281,113              --
                             -------------   ----------------   ----------------    ------------
Net decrease in net
 assets resulting from
 contract transactions ...    (313,745,846)       (41,395,657)       (18,131,560)     (1,156,551)
                             -------------   ----------------   ----------------    ------------
Total increase
 (decrease) in net
 assets ..................    (337,075,383)       (50,637,239)       (16,487,275)        784,033
Net assets at
 beginning of period .....     589,124,080        639,761,319         31,582,236      30,798,203
                             -------------   ----------------   ----------------    ------------
Net assets at end of
 period ..................   $ 252,048,697   $    589,124,080   $     15,094,961    $ 31,582,236
                             =============   ================   ================    ============

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        FOR THE YEARS ENDED DECEMBER 31,


                                                                 SMALL                      INTERNATIONAL
                                                               CAP EQUITY                   OPPORTUNITIES
                                                               SUBACCOUNT                     SUBACCOUNT
                                                      ----------------------------   ----------------------------
                                                          2001           2000            2001            2000
                                                      ------------  --------------   -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................  $   (207,919)  $  1,212,739    $   (86,411)   $    916,494
 Realized gains (losses) ...........................    (5,159,271)      (409,781)    (5,917,367)        684,857
 Change in unrealized appreciation
  (depreciation) during the period .................     4,035,555     (2,948,219)     2,218,750      (5,770,232)
                                                      ------------   ------------    -----------    ------------
Net decrease in net assets resulting
 from operations ...................................    (1,331,635)    (2,145,261)    (3,785,028)     (4,168,881)
Contract transactions:
 Net payments received from contractowners .........       288,807      3,462,412        520,351       9,932,745
 Net transfers for contract benefits and
  terminations .....................................    (9,260,642)    (3,579,937)    (8,886,090)     (2,535,005)
Net transfers between subaccounts ..................       907,959             --       (194,555)             --
                                                      ------------   ------------   ------------    ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................    (8,063,876)      (117,525)    (8,560,294)      7,397,740
                                                      -----------    ------------   ------------    ------------
Total increase (decrease) in net assets ............    (9,395,511)    (2,262,786)   (12,345,322)      3,228,859
Net assets at beginning of period. .................    18,953,711     21,216,497     20,270,097      17,041,238
                                                      ------------   ------------   ------------    ------------
Net assets at end of period ........................  $  9,558,200   $ 18,953,711   $  7,924,775    $ 20,270,097
                                                      ============   ============   ============    ============

                                                              EQUITY INDEX                 HIGH YIELD BOND
                                                               SUBACCOUNT                    SUBACCOUNT
                                                      ----------------------------  ----------------------------
                                                          2001           2000            2001           2000
                                                      -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................  $   (268,986)  $  4,895,202   $    305,631   $    238,168
 Realized gains (losses) ...........................     3,616,661      4,914,310       (621,587)      (115,297)
 Change in unrealized appreciation
  (depreciation) during the period .................   (18,201,709)   (25,530,057)       306,068       (545,461)
                                                      ------------   ------------   ------------   ------------
Net decrease in net assets resulting
 from operations ...................................   (14,854,034)   (15,720,545)        (9,888)      (422,590)
Contract transactions:
 Net payments received from contractowners .........       708,950     26,360,785        293,801      1,766,976
 Net transfers for contract benefits and
  terminations .....................................   (63,575,384)   (15,702,200)    (4,798,798)      (401,293)
Net transfers between subaccounts ..................    (7,675,368)            --      3,063,789             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
 from contract transactions ........................   (70,541,802)    10,658,585     (1,441,208)     1,365,683
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets ............   (85,395,836)    (5,061,960)    (1,451,096)       943,093
Net assets at beginning of period ..................   135,162,143    140,224,103      3,714,588      2,771,495
                                                      ------------   ------------   ------------   ------------
Net assets at end of period ........................  $ 49,766,307   $135,162,143   $  2,263,492   $  3,714,588
                                                      ============   ============   ============   ============



See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                 GLOBAL                    LARGE CAP
                                                                                  BOND                 AGGRESSIVE GROWTH
                                                                               SUBACCOUNT                  SUBACCOUNT
                                                                      ----------------------------  -------------------------
                                                                          2001           2000         2001         2000*
                                                                      -------------  -------------  ----------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................................  $    321,016   $  1,609,614   $  (9,442)   $   11,687
 Realized gains (losses) ...........................................      (815,512)      (383,421)   (389,598)       11,945
 Change in unrealized appreciation (depreciation)
  during the period ................................................      (446,849)     2,172,446     252,954      (251,150)
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 operations ........................................................     3,398,639       (146,086)   (227,518)     (941,345)
Contract transactions:
 Net payments received from contractowners .........................       324,924      3,554,224      30,086     1,442,850
 Net transfers for contract benefits and
  terminations .....................................................   (19,759,438)   (10,922,509)   (834,338)     (232,118)
Net transfers between subaccounts ..................................      (845,689)            --     233,697            --
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 contract transactions .............................................   (20,280,203)    (7,368,285)   (570,555)    1,210,732
                                                                      ------------   ------------   ---------    ----------
Total increase (decrease) in net assets ............................   (21,221,548)    (3,969,646)   (716,641)      983,214
Net assets at beginning of period ..................................    35,242,269     39,211,915     983,214            --
                                                                      ------------   ------------   ---------    ----------
Net assets at end of period ........................................  $ 14,020,721   $ 35,242,269   $ 266,573    $  983,214
                                                                      ============   ============   =========    ==========

                                                                                 SMALL CAP                 LARGE CAP
                                                                                   VALUE                   VALUE CORE
                                                                                SUBACCOUNT                 SUBACCOUNT
                                                                      ----------------------------  ------------------------
                                                                          2001           2000*         2001          2000*
                                                                      -------------  -------------  ----------  ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ......................................  $    (49,673)  $    666,204   $  (1,975)   $    2,166
 Realized gains (losses) ...........................................       193,962         26,896      (6,295)          494
 Change in unrealized appreciation (depreciation)
  during the period. ...............................................       772,484       (344,246)      8,973         3,674
                                                                      ------------   ------------   ---------    ----------
Net increase in net assets resulting from operations ...............       916,773        348,854         703         6,334
Contract transactions:
 Net payments received from contractowners .........................       110,330      5,769,998      30,107       222,657
 Net transfers for contract benefits and
  terminations .....................................................    (5,705,423)      (796,480)   (195,862)      (11,756)
Net transfers between subaccounts ..................................     5,278,195             --     624,153            --
                                                                      ------------   ------------   ---------    ----------
Net increase (decrease) in net assets resulting from
 contract transactions .............................................      (316,898)     4,973,518     458,398       210,901
                                                                      ------------   ------------   ---------    ----------
Total increase in net assets .......................................       599,875      5,322,372     459,101       217,235
Net assets at beginning of period. .................................     5,322,372             --     217,235            --
                                                                      ------------   ------------   ---------    ----------
Net assets at end of period ........................................  $  5,922,247   $  5,322,372   $ 676,336    $  217,235
                                                                      ============   ============   =========    ==========

* From May 1, 2000 (Commencement of operations)

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31,


                                                               INTERNATIONAL                                FUNDAMENTAL
                                                                  EQUITY                                      GROWTH
                                                                 SUBACCOUNT                                 SUBACCOUNT
                                                     ----------------------------------          -----------------------------------
                                                         2001                 2000*                  2001                  2000*
                                                     -----------          -------------          ------------          -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  ..................    $     (1,113)         $      4,738          $    (23,863)         $    381,971
 Realized losses ................................         (48,008)                  (69)           (2,209,497)             (120,350)
 Change in unrealized appreciation (depreciation)
   during the period ............................            (872)              (17,524)            1,092,930            (1,181,717)
                                                     ------------          ------------          ------------          ------------
Net decrease in net assets resulting from
   operations ...................................         (49,993)              (12,855)           (1,140,430)             (920,096)
Contract transactions:
 Net payments received from contractowners ......          19,584               174,125                83,391            11,087,242
 Net transfers for contract benefits and
  terminations ..................................        (123,214)               (2,457)             (815,168)           (6,228,232)
Net transfers between subaccounts ...............         127,665                    --            (1,385,991)                   --
                                                     ------------          ------------          ------------          ------------
Net increase (decrease) in net assets resulting
  from contract transactions ....................          24,035               171,668            (2,117,768)            4,859,010
                                                     ------------          ------------          ------------          ------------
Total increase (decrease) in net assets .........         (25,958)              158,813            (3,258,198)            3,938,914
Net assets at beginning of period ...............         158,813                    --             3,938,914                    --
                                                     ------------          ------------          ------------          ------------
Net assets at end of period .....................    $    132,855          $    158,813          $    680,716          $  3,938,914
                                                     ============          ============          ============          ============

                                                                                                            V.A.         FIDELITY
                                                                                   LARGE/MID              FINANCIAL       VIP II
                                                                                   CAP VALUE             INDUSTRIES     CONTRAFUND
                                                                                   SUBACCOUNT            SUBACCOUNT     SUBACCOUNT
                                                                          ----------------------------   -----------    ----------
                                                                              2001             2000*        2001**        2001**
                                                                          ------------      ----------   -----------    ----------
Increase (decrease) in net assets from operations:
 Net investment income (loss)  .........................................  $    (12,126)     $    4,019      $     (7)   $      (2)
 Realized gains (losses)  ..............................................       (57,244)          4,011          (329)          (1)
 Change in unrealized appreciation (depreciation) during the period ....       122,795          10,038             3          (13)
                                                                          ------------      ----------      --------    ---------
Net increase (decrease) in net assets resulting from operations ........        53,425          18,068          (333)         (16)
Contract transactions:
 Net payments received from contractowners .............................       166,068         515,109            65          193
 Net transfers for contract benefits and terminations ..................    (1,484,512)       (127,897)           --           --
Net transfers between subaccounts ......................................    22,324,060              --           604          335
                                                                          ------------      ----------      --------    ---------
Net increase in net assets resulting from contract transactions ........    21,005,616         387,212           669          528
                                                                          ------------      ----------      --------    ---------
Total increase in net assets ...........................................    21,059,041         405,280           336          512
Net assets at beginning of period ......................................       405,280              --            --           --
                                                                          ------------      ----------      --------    ---------
Net assets at end of period ............................................  $ 21,464,321      $  405,280      $    336    $     512
                                                                          ============      ==========      ========    =========

 *  From May 1, 2000 (Commencement of operations)

 ** From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                       FOR THE PERIODS ENDED DECEMBER 31,

                                                                               FIDELITY    JANUS ASPEN     JANUS ASPEN
                                                                                  VIP         GLOBAL        WORLDWIDE
                                                                               OVERSEAS     TECHNOLOGY        GROWTH
                                                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                                              -----------   -----------     -----------
                                                                                 2001*         2001*           2001*
                                                                              -----------   -----------     -----------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ..............................................  $      (780)    $       1     $      (528)
 Realized gains (losses)  ..................................................       29,006           (60)        101,675
 Change in unrealized appreciation (depreciation) during the period ........        6,457           (44)          2,414
                                                                              -----------     ---------     -----------
Net increase (decrease) in net assets resulting from operations ............       34,683          (103)        103,561
Contract transactions:
 Net payments received from contractowners .................................       30,122           132          43,880
 Net transfers for contract benefits and terminations ......................       (3,503)           --      (2,675,574)
Net transfers between subaccounts ..........................................      496,818           285       3,098,926
                                                                              -----------     ---------     -----------
Net increase in net assets resulting from contract transactions ............      523,437           417         467,232
                                                                              -----------     ---------     -----------
Total increase in net assets ...............................................      558,120           314         570,793
Net assets at beginning of period ..........................................           --            --              --
                                                                              -----------     ---------     -----------
Net assets at end of period ................................................  $   558,120     $     314     $   570,793
                                                                              ===========     =========     ===========

* From commencement of operations (refer to footnote d in notes to financial statements #6).

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                              NOTES TO FINANCIALS

                               DECEMBER 31, 2001

1.  ORGANIZATION

  John Hancock Variable Annuity Account I (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHVLICO. Currently, the Account funds the Independence Preferred #1, Marketplace Variable Annuity #2, Independence 2000 #3 and Annuity Net #4 Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-two subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust), John Hancock Declaration Trust (Declaration Trust) or of other outside investment trusts (Outside Trusts). New subaccounts may be added as new Portfolios are added to the Trust, Declaration Trust or to the Outside Trusts, or as other investment options are developed and made available to contractowners. The thirty-two Portfolios of the Trust, Declaration Trust and the Outside Trusts, which are currently available are the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High-Yield Bond, Global Bond, Large Cap Aggressive Balanced, Small Cap Value (formerly Small/Mid Cap Value), Large Cap Value CORE, International Equity, Fundamental Growth, Large/Mid Cap Value, V.A. Financial Industries, Fidelity VIP II Contrafund, Fidelity VIP Overseas, Janus Aspen Global Technology and Janus Aspen Worldwide Growth Portfolios. Each portfolio has a different investment objective.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Trust, Declaration Trust and of the Outside Trusts are valued at the reported net asset values of the respective Portfolios.
 Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 Net Assets in Payout (Annuitization) Period

  A small portion of the net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states.
 The mortality risk is borne entirely by John Hancock Variable Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by John Hancock Variable Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

  JHVLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which net asset charges are deducted at an annual rate of 1.50%, 1.00%, 1.40% and 0.65% of net assets of the Independence Preferred, Marketplace Variable Annuity, Independence 2000 and Annuity Net Contracts, respectively.

  JHVLICO makes certain other deductions from contractowner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contractowner transaction

 Amounts Receivable/Payable

  Receivables/Payables to/from portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/from either the respective portfolio and/or John Hancock Variable Life Insurance Company for the benefit of contractowners.

3.  TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 4.  NEW AUDIT GUIDE

  Effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Account have changed as a result of the adoption of the Guide. The financial statement presentation of the account for the years prior to 2001 have not been restated.

 5.  DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts at December 31, 2001 were as follows:

            SUBACCOUNT               SHARES OWNED      COST          VALUE
-----------------------------------  ------------  ------------  --------------
Large Cap Growth .................     5,942,712   $142,795,177    $92,366,373
Active Bond ......................     6,533,492     62,953,198     62,418,018
Emerging Markets .................       406,211      2,687,125      2,615,341
International Equity Index .......       851,629     14,737,515     10,282,388
Small Cap Growth .................     2,270,594     37,980,544     26,731,219
Global Balanced ..................       287,556      2,959,474      2,463,566
Mid Cap Growth ...................     3,966,062     98,102,709     39,023,003
Large Cap Value ..................     2,790,659     39,659,395     39,500,034
Money Market .....................    71,743,914     71,738,225     71,738,225
Small/Mid Cap Growth .............     2,203,356     31,930,203     31,048,088
Bond Index .......................       318,044      3,166,283      3,144,641
Small/Mid Cap CORE ...............       144,644      1,437,560      1,419,886
Real Estate Equity ...............       906,688     11,887,315     12,282,712
Growth & Income ..................    17,094,663    302,670,663    203,976,353
Managed ..........................    19,269,163    293,477,985    252,048,697
Short-Term Bond ..................     1,492,900     14,677,488     15,094,961
Small Cap Equity .................     1,087,245     11,241,534      9,558,200
International Opportunities ......       851,977      7,801,004      7,924,775
Equity Index .....................     3,351,051     64,204,746     49,766,307
High Yield Bond ..................       331,406      2,563,226      2,263,492
Global Bond ......................     1,439,813     14,722,183     14,020,721
Large Cap Aggressive Growth ......        32,838        264,769        266,573
Small Cap Value ..................       430,376      5,494,009      5,922,247
Large Cap Value CORE .............        68,777        663,689        676,336
International Equity .............        17,595        151,251        132,855
Fundamental Growth ...............        80,246        769,503        680,716
Large/Mid Cap Value ..............     2,012,881     21,331,487     21,464,321
V.A. Financial Industries ........            23            333            336
Fidelity VIP II Contrafund .......            26            525            512
Fidelity VIP Overseas ............        40,356        551,663        558,120
Janus Aspen Global Technology ....            77            358            314
Janus Aspen Worldwide Growth .....        20,112        568,379        570,793

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 5.  DETAILS OF INVESTMENTS (CONTINUED)

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts during 2001 were as follows:


                 SUBACCOUNT                     PURCHASES        SALES
---------------------------------------------  ------------  --------------
Large Cap Growth............................   $  2,423,465   $111,613,547
Active Bond.................................      9,612,318     67,351,947
Emerging Markets............................      2,953,386      6,521,859
International Equity Index..................        654,438     12,224,510
Small Cap Growth............................      7,292,632     40,856,387
Global Balanced.............................        132,105      4,286,959
Mid Cap Growth..............................      2,097,394     52,024,861
Large Cap Value.............................      5,423,288     37,861,367
Money Market................................    104,927,577    130,578,728
Small/Mid Cap Growth........................        684,981     24,513,239
Bond Index..................................      4,472,342      5,794,107
Small/Mid Cap CORE..........................        602,095      2,171,108
Real Estate Equity..........................      2,234,969     10,649,233
Growth & Income.............................      2,640,181    228,382,456
Managed.....................................     11,152,746    320,845,154
Short-Term Bond.............................      3,156,630     20,359,154
Small Cap Equity............................      2,883,973     11,155,768
International Opportunities.................     17,054,540     25,701,245
Equity Index................................      3,143,275     72,269,062
High Yield Bond.............................      4,637,190      5,772,767
Global Bond.................................      2,732,396     22,691,583
Large Cap Aggressive Growth.................        499,162      1,079,159
Small Cap Value.............................      6,004,808      6,337,878
Large Cap Value CORE........................        880,349        423,926
International Equity........................        234,176        211,254
Fundamental Growth..........................        708,385      2,850,016
Large/Mid Cap Value.........................     22,694,565      1,701,075
V.A. Financial Industries...................        145,367        144,694
Fidelity VIP II Contrafund..................            554             28
Fidelity VIP Overseas.......................     12,500,447     11,977,790
Janus Aspen Global Technology...............            712            294
Janus Aspen Worldwide Growth................     22,251,723     21,785,019

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

6.  UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios were as follows:


                                                                     FOR THE YEAR OR PERIOD ENDED
                           AT DECEMBER 31, 2001                           DECEMBER 31, 2001
                    -----------------------------------  ----------------------------------------------------
                                UNIT FAIR                     EXPENSE       INVESTMENT           TOTAL
                    UNITS         VALUE         ASSETS        RATIO*          INCOME           RETURN***
    SUBACCOUNT      (000S)  LOWEST TO HIGHEST   (000S)   LOWEST TO HIGHEST   RATIO**       LOWEST TO HIGHEST
------------------  ------  -----------------  --------  -----------------  ----------  ---------------------
Large Cap Growth     3,854  $13.72 to $32.14   $ 92,366   1.00% to 1.50%      0.14%      (18.78)% to (18.33)%
Active Bond          3,662   10.60 to 21.06      62,418     .65 to 1.50       6.06           5.93 to 6.37
Emerging Markets       281    9.15 to 9.43        2,615     .65 to 1.50       0.20         (5.11) to (4.55)
International
 Equity Index          900    9.63 to 13.28      10,282    1.00 to 1.50       1.72         (21.37) to 25.86
Small Cap Growth     1,905    9.09 to 16.57      26,731    1.00 to 1.50       --/c/       (13.91) to (13.52)
Global Balanced        232    9.19 to 10.67       2,464    1.00 to 1.50       1.33         (7.90) to (7.37)
Mid Cap Growth       2,877    6.14 to 15.33      39,023    1.00 to 1.50       --/c/       (38.60) to (37.56)
Large Cap Value      2,272   10.02 to 17.46      39,500    1.00 to 1.50       1.55          (0.29) to 0.20
Money Market         5,639   10.32 to 14.94      71,738     .65 to 1.50       3.99          2.38 to 3.20/e/
Small/Mid Cap
 Growth              1,520   10.61 to 20.56      31,048    1.00 to 1.50       --/c/          1.34 to 1.85
Bond Index             280   11.23 to 11.40       3,145    1.00 to 1.50       6.07           6.23 to 6.64
Small/Mid Cap CORE     109   10.23 to 13.17       1,420    1.00 to 1.50       0.53         (0.99) to (0.45)
Real Estate Equity     634   13.08 to 27.25      12,283    1.00 to 1.50       3.86           4.16 to 4.72
Growth & Income      8,994   12.97 to 30.31     203,976    1.00 to 1.50       0.45        (16.71) to (16.32)
Managed             12,111   14.05 to 26.41     252,049    1.00 to 1.50       2.14         (4.29) to (3.77)
Short-Term Bond      1,079   12.76 to 14.05      15,095    1.00 to 1.50       5.35           6.48 to 7.05
Small Cap Equity       941    9.48 to 10.20       9,558    1.00 to 1.50       0.04         (5.14) to (4.72)
International
 Opportunities         788    7.85 to 10.32       7,925     .65 to 1.50       0.80       (22.08) to (21.50)/e/
Equity Index         2,871    8.66 to 17.43      49,766    1.00 to 1.50       1.16        (13.26) to (12.87)
High Yield Bond        250    9.05 to 9.98        2,263    1.00 to 1.50       9.44          (0.56) to 1.10
Global Bond          1,111    9.73 to 12.67       4,021     .65 to 1.50       2.75         (2.93) to (2.49)

                                                                       FOR THE YEAR OR PERIOD ENDED
                               AT DECEMBER 31, 2001                         DECEMBER 31, 2001
                        ----------------------------------  --------------------------------------------------
                                    UNIT FAIR                    EXPENSE       INVESTMENT          TOTAL
                        UNITS         VALUE        ASSETS        RATIO*          INCOME          RETURN***
      SUBACCOUNT        (000S)  LOWEST TO HIGHEST  (000S)   LOWEST TO HIGHEST   RATIO**      LOWEST TO HIGHEST
----------------------  ------  -----------------  -------  -----------------  ----------  -------------------
Global Bond             1,111    $9.73 to $12.67   $14,021    .65% to 1.50%      2.75%      (2.93)% to (2.49)%
Large Cap Aggressive
 Growth                    41     6.57 to 8.09         267    1.40 and 1.50        --/c/    (15.98) to (15.86)
Small Cap Value           443    11.65 to 13.38      5,922    0.65 to 1.50       0.75       16.50/e/ and 17.47
Large Cap Value CORE       68     9.59 to 9.98         676    1.40 and 1.50      0.97        (6.17) to (6.07)
International Equity       20     6.61 and 6.62        133    1.40 and 1.50      0.89       (24.00) and (52.58)
Fundamental Growth        114     5.99 and 6.00        681    1.40 and 1.50        --/c/    (33.18) and (33.30)
Large / Mid Cap Value   2,081     9.37 to 10.33     21,464    1.00 to 1.50       0.24       (8.44) to (6.30)/e/
V.A. Financial
 Industries                --/a/      8.40              --/b/      .65           0.73/d/        (16.00)/e/
Fidelity VIP II
 Contrafund                --/a/      9.04               1         .65             --/c/         (9.60)/e/
Fidelity VIP Overseas      72         7.72             558         .65             --/c/        (22.80)/e/
Janus Aspen Global
 Technologies              --/a/      6.00              --/b/      .65           1.13/d/        (40.00)/e/
Janus Aspen Worldwide
 Growth                    76         7.56             571         .65           0.26/d/        (24.40)/e/

 * These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

 ** These amounts represent the dividends and other income received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccounts invest.

 *** These amounts represents the total return for the periods indicated, including changes in the value of the underlying portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the commencement date through the end of the reporting period

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

6. UNIT VALUES (CONTINUED)

 a  Total accumulation units not greater than 500 units.

 b  Total net assets not greater than $500.

 c  Portfolio distributed no dividends during the period.

 d From commencement of operations as follows (Investment income ratio is annualized):

    V.A. Financial Industries            May 31, 2001
    Fidelity VIP II Contrafund           May 31, 2001
    Fidelity VIP Overseas                July 11, 2001
    Janus Aspen Global Technologies      June 21, 2001
    Janus Aspen Worldwide Growth         March 2, 2001

 e From January 5, 2001 (inception of investment option). $10 initial offering price.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

     We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. Our audits also included the financial statement schedules. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivatives.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 21, 2002

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                          DECEMBER 31
                                                         2001        2000
                                                      ----------   ---------
                                                        (IN MILLIONS)
ASSETS
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost
  (fair value: 2001--$82.1; 2000--$686.8)...........   $    83.7   $   715.4
 Available-for-sale--at fair value
  (cost: 2001--$2,391.9; 2000--$1,018.8)............     2,412.5     1,011.8
Equity securities:
 Available-for-sale--at fair value
  (cost: 2001--$12.1; 2000--$7.1)...................        13.1         8.1
Mortgage loans on real estate ......................       580.9       554.8
Real estate ........................................        20.6        23.9
Policy loans........................................       352.0       334.2
Short-term investments..............................          --        21.7
Other invested assets ..............................        39.6        34.8
                                                       ---------    --------
  Total Investments ................................     3,502.4     2,704.7


Cash and cash equivalent ...........................       115.4       277.3
Accrued investment income ..........................        60.8        52.1
Premiums and accounts receivable....................        12.5         7.0
Deferred policy acquisition costs...................     1,060.8       994.1
Reinsurance recoverable--Note 6 ....................       110.4        48.4
Other assets .......................................       121.8        28.2
Separate accounts assets............................     6,729.1     8,082.9
                                                       ---------    --------
  Total Assets .....................................   $11,713.2   $12,194.7
                                                       =========    ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                             DECEMBER 31
                                                           2001        2000
                                                        ---------   ---------
                                                           (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits ...............................  $ 3,335.4   $ 2,754.2
Policyholders' funds .................................        3.0        14.2
Unearned revenue .....................................      221.0       212.0
Unpaid claims and claim expense reserves .............       25.0        11.1
Dividends payable to policyholders ...................        0.3         0.1
Income taxes--Note 5 .................................      191.1        64.2
Other liabilities.....................................      242.7       250.4
Separate accounts liabilities.........................    6,729.1     8,082.9
                                                        ---------   ---------
  Total Liabilities...................................   10,747.6    11,389.1
Shareholder's Equity--Note 8
Common stock, $50 par value; 50,000 shares authorized;
 50,000 shares issued and outstanding ................        2.5         2.5
Additional paid in capital ...........................      572.4       572.4
Retained earnings.....................................      377.8       232.9
Accumulated other comprehensive loss .................       12.9        (2.2)
                                                        ---------   ---------
  Total Shareholder's Equity .........................      965.6       805.6
                                                        ---------   ---------
  Total Liabilities and Shareholder's Equity..........  $11,713.2   $12,194.7
                                                        =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                 YEAR ENDED DECEMBER 31
                                                                                 2001     2000     1999
                                                                               -------  -------  -------
                                                                                    (IN MILLIONS)
REVENUES
Premiums...................................................................    $ 60.1   $ 28.6    $  8.9
Universal life and investment-type product charges.........................     365.4    337.1     341.5
Net investment income--Note 3..............................................     227.0    213.4     174.6
Net realized investment and other gains (losses), net of related amortization of deferred policy acquisition costs of $(1.5), $(3.8)
 and $(0.5), respectively--Notes 1, 3, and 9...............................      (9.0)   (10.6)     (4.8)
Other revenue..............................................................      24.0      0.2       0.2
                                                                               ------   ------    ------
Total revenues.............................................................     667.5    568.7     520.4
BENEFITS AND EXPENSES
Benefits to policyholders .................................................     294.1    248.6     260.5
Other operating costs and expenses.........................................      76.2    116.8     117.5
Amortization of deferred policy acquisition costs, excluding amounts related to net realized investment and other
 gains (losses) of $(1.5), $(3.8) and $(0.5), respectively
 --Notes 1, 3 and 9........................................................      67.1     34.0      13.1
Dividends to policyholders.................................................      21.4     26.1      25.7
                                                                               ------   ------    ------
Total benefits and expenses................................................     458.8    425.5     416.8
                                                                               ------   ------    ------
Income before income taxes and cumulative effect of
 accounting change ........................................................     208.7    143.2     103.6
Income taxes--Note 5.......................................................      62.2     43.8      35.2
                                                                               ------   ------    ------
Income before cumulative effect of accounting change ......................     146.5     99.4      68.4
Cumulative effect of accounting change, net of tax.........................      (1.6)      --        --
                                                                               ------   ------    ------
Net income.................................................................    $144.9   $ 99.4    $ 68.4
                                                                               ======   ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME

                                                                                   ACCUMULATED
                                                            ADDITIONAL               OTHER          TOTAL       OUTSTANDING
                                                     COMMON   PAID IN   RETAINED  COMPREHENSIVE  SHAREHOLDER'S   SHARES (IN
                                                     STOCK    CAPITAL   EARNINGS     INCOME         EQUITY       THOUSANDS)
                                                     ------  ---------- --------  -------------  -------------  -------------
                                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 1999 ........................   $2.5     $377.5     $ 65.1      $ 12.3         $457.4          50.0
Comprehensive income:
Net income ........................................                         68.4                       68.4
Other comprehensive income, net of tax:
 Net unrealized losses ............................                                    (25.7)         (25.7)
                                                                                                     ------
Comprehensive income ..............................                                                    42.7
Capital contribution ..............................             194.9                                 194.9
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 1999 ......................   $2.5     $572.4     $133.5      $(13.4)        $695.0          50.0
                                                      ====     ======     ======      ======         ======          ====

Comprehensive income:
Net income ........................................                         99.4                       99.4
Other comprehensive income, net of tax:
 Net unrealized gains .............................                                     11.2           11.2
                                                                                                     ------
Comprehensive income ..............................                                                   110.6
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 2000 ......................   $2.5     $572.4     $232.9        (2.2)        $805.6          50.0
                                                      ====     ======     ======      ======         ======          ====

Comprehensive income:
 Net income .......................................                        144.9                      144.9
Other comprehensive income, net of tax:
 Net unrealized gains .............................                                      7.9            7.9
                                                                                                     ------
Comprehensive income ..............................                                                   152.8
Change in accounting principle ....................                                      7.2            7.2
                                                      ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 2001 ......................   $2.5     $572.4     $377.8      $ 12.9         $965.6          50.0
                                                      ====     ======     ======      ======         ======          ====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED DECEMBER 31
                                                                                    2001       2000       1999
                                                                                  ----------  --------  ----------
                                                                                          (IN MILLIONS)
Cash flows from operating activities:
 Net income .................................................................     $   144.9   $  99.4    $  68.4
  Adjustments to reconcile net income to net cash provided (used) by operating activities:
    Amortization of discount - fixed maturities .............................          (0.4)     (1.9)       1.2
    Realized investment losses, net .........................................           9.0      10.6        4.8
    Change in deferred policy acquisition costs .............................         (74.1)   (141.5)    (126.5)
    Depreciation and amortization ...........................................           0.3       1.9        0.6
    Increase in accrued investment income ...................................          (8.6)    (10.2)      (3.5)
    Decrease (increase) in premiums and accounts receivable .................          (5.5)      0.3       (2.4)
    (Increase) decrease in other assets and other liabilities, net ..........        (159.2)     70.7      (58.2)
    Increase (decrease) in policy liabilities and accruals, net .............         289.1    (401.1)    (377.6)
    Increase in income taxes ................................................         118.7      22.5       33.8
                                                                                  ---------   -------    -------
    Net cash provided (used) by operating activities                                  314.2    (349.3)    (459.4)
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale .......................................         184.6     194.6      204.3
  Equity securities available-for-sale ......................................           6.0       1.0        0.6
  Real estate ...............................................................           3.3       0.2       17.9
  Short-term investments and other invested assets ..........................            --       1.3        1.5
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity .........................................           4.5      79.9       75.8
  Fixed maturities available-for-sale .......................................         180.4      91.5       53.6
  Short-term investments and other invested assets ..........................          46.5      10.1         --
  Mortgage loans on real estate .............................................          66.4      85.6       35.8
 Purchases of:
  Fixed maturities held-to-maturity .........................................          (5.1)   (127.2)     (98.8)
  Fixed maturities available-for-sale .......................................      (1,112.3)   (424.7)    (250.9)
  Equity securities available-for-sale ......................................          (6.1)     (0.6)      (4.0)
  Real estate ...............................................................          (0.6)     (0.4)      (2.2)
  Short-term investments and other invested assets ..........................         (39.6)    (38.8)     (14.6)
  Mortgage loans on real estate issued ......................................         (85.0)   (100.5)     (90.3)
  Other, net ................................................................         (25.6)    (41.5)     (30.6)
                                                                                  ---------   -------    -------
   Net cash used in investing activities ....................................        (782.6)   (269.5)    (101.9)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                               YEAR ENDED DECEMBER 31
                                                                         2001          2000            1999
                                                                       ---------     ----------     ----------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
 Capital contribution from parent company ........................            --             --      $  194.9
 Universal life and investment-type contract deposits ............      $1,220.7       $1,067.2       1,026.3
 Universal life and investment-type contract maturities
     and withdrawals .............................................        (914.2)        (430.7)       (380.7)
 Repayment of long term debt .....................................            --             --         (61.9)
                                                                        --------       --------      --------
 Net cash provided by financing activities .......................         306.5          636.5         778.6
                                                                        --------       --------      --------
 Net (decrease) increase in cash and cash equivalents ............        (161.9)          17.7         217.3
Cash and cash equivalents at beginning of year ...................         277.3          259.6          42.3
                                                                        --------       --------      --------
Cash and cash equivalents at end of year .........................      $  115.4       $  277.3      $  259.6
                                                                        ========       ========      ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Business

          John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

 Basis of Presentation

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

          The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

          Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling interest, but has significant influence, are recorded using the equity method of accounting and included in other invested assets.

          Certain prior year amounts have been reclassified to conform to the current year presentation.

     Reorganization and Initial Public Offering

          Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102.0 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments

          The Company classifies its debt and equity investment securities into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

          For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

          Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

          Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

          Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.

          Policy loans are carried at unpaid principal balances, which approximate fair value.

          Short-term investments are carried at amortized cost, which approximates fair value.

          Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

     Derivative Financial Instruments

          The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities. All derivatives instruments are carried on the consolidated balance sheets at fair value.

          In certain cases, the Company uses hedge accounting as allowed by Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, the change in fair value of the derivative instrument as well as the offsetting change in fair value of the hedged item are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses). For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. Hedge effectiveness is assessed quarterly by a variety of techniques including regression analysis and cumulative dollar offset. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item. If a hedge becomes ineffective, the hedge accounting described above ceases.

          In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the useful life of the derivative instrument. The fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

     Cash and Cash Equivalents

          Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Deferred Policy Acquisition Costs

          Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization of deferred policy acquisition costs was $68.6 million, $37.8 million and $13.6 million in 2001, 2000 and 1999, respectively.

          Amortization of deferred policy acquisition costs is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and (3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

          Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains and (losses), management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     Reinsurance

          The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

          Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Separate Accounts

     Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

  Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

     Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Participating Insurance

     Participating business represents approximately 7.6% and 16.3% of the Company's life insurance in-force at December 31, 2001 and 2000, respectively.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

  Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

  Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

  Foreign Currency Translation

     Gains or losses on foreign currency transactions are reflected in earnings.

  Cumulative Effect of Accounting Changes

     On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities". The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income including (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Recent Accounting Pronouncements

     In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 is effective for business combinations initiated after June 30, 2001.The adoption of SFAS No. 141 did not have a material effect on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 will be effective January 1, 2002. The Company has no goodwill, or other purchased intangibles subject to SFAS No. 142 and, therefore, the Company does not expect the impact of SFAS No. 142 to have any impact on its results of operations or financial position.

     In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.

     In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operations or financial position.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and its domestic life insurance subsidiary uses to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and, the Company remains in compliance with all regulatory and contractual obligations.

NOTE 2. RELATED PARTY TRANSACTIONS

     John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in deferred acquisition costs on the Company's balance sheets, net investment income and other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $159.9 million, $170.6 million and $199.3 million for the year ended December 31, 2001, 2000 and 1999, respectively. As of December 31, 2001 and 2000, respectively, the Company owed John Hancock $17.9 million and $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     In 2001 the Company sold $200 million of corporate owned life insurance
(COLI) to its Parent to provide insurance coverage on key management employees of the Parent. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2001 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $11.8 million, $24.2 million, and $44.5 million of cash for tax, commission, and expense allowances. This agreement decreased the Company's net gain from operations by $1.7 million and $0.9 million in 2001 and 2000, respectively, and increased the Company's net gain from operations by $20.6 million in 1999.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $107.5 million and $102.2 million as of December 31, 2001 and 2000, respectively. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.4 million, $1.0 million and $0.8 million from the Company in 2001, 2000 and 1999, respectively. This agreement decreased the Company's net gain from operations by $0.8 million, $1.1 million and $0.5 million in 2001, 2000 and 1999, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2. RELATED PARTY TRANSACTIONS (CONTINUED)

     At December 31, 2001, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2000, the Company had a $250.0 million line of credit with affiliate, John Hancock Capital Corp. At December 31, 2001 and 2000, the Company had no outstanding borrowings under these agreements.

     John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $10.4 million, $16.0 million and $17.5 million in 2001, 2000 and 1999, respectively. The pension plan prepaid expense allocated to the Company amounted to $64.3 million and $55.6 million in 2001 and 2000, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions."

NOTE 3. INVESTMENTS

     The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:


                                                                               YEAR ENDED DECEMBER 31,
                                                                            2001        2000         1999
                                                                          -------  -------------  ---------
                                                                                   (IN MILLIONS)
NET INVESTMENT INCOME
  Fixed maturities ...................................................    $160.1      $138.5       $127.1
  Equity securities ..................................................       0.3         0.2           --
  Mortgage loans on real estate ......................................      42.3        44.3         39.7
  Real estate ........................................................       2.3         4.1          3.6
  Policy loans .......................................................      21.1        17.1         13.7
  Short-term investments .............................................       6.3        19.4          4.5
  Other ..............................................................       3.3         1.1         (2.0)
                                                                          ------      ------       ------
  Gross investment income ............................................     235.7       224.7        186.6
   Less investment expenses ..........................................       8.7        11.3         12.0
                                                                          ------      ------       ------
    Net investment income ............................................    $227.0      $213.4       $174.6
                                                                          ======      ======       ======
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES), NET OF
    RELATED AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Fixed maturities ...................................................    $(25.1)     $(16.0)      $ (5.9)
  Equity securities ..................................................       3.8         0.8           --
  Mortgage loans on real estate and real estate ......................      (1.2)       (2.3)         0.9
  Derivatives and other invested assets ..............................      12.0         3.1         (0.3)
  Amortization adjustment for deferred policy acquisition costs.......       1.5         3.8          0.5
                                                                          ------      ------       ------
  Net realized investment and other losses, net of related
   amortization of deferred policy acquisition costs..................    $ (9.0)     $(10.6)      $ (4.8)
                                                                          ======      ======       ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     Gross gains of $6.5 million, $1.5 million, and $0.5 million and gross losses of $3.3 million, $6.0 million, and $5.3 million in 2001, 2000 and 1999, respectively, were realized on the sale of available-for-sale securities.

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:


                                                                                GROSS       GROSS
                                                                   AMORTIZED  UNREALIZED  UNREALIZED
                                                                     COST       GAINS       LOSSES     FAIR VALUE
                                                                   ---------  ----------  ----------  ------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2001
HELD-TO-MATURITY:
Corporate securities ............................................  $   65.0     $  --       $ 0.8       $   64.2
Mortgage-backed securities ......................................      18.7       0.2         1.0           17.9
                                                                   --------     -----       -----       --------
 Total ..........................................................  $   83.7     $ 0.2       $ 1.8       $   82.1
                                                                   ========     =====       =====       ========
AVAILABLE-FOR-SALE:
Corporate securities ............................................  $1,867.5     $67.5       $44.2       $1,890.8
Mortgage-backed securities ......................................     296.7       6.3         4.7          298.3
Obligations of states and political subdivisions.................       0.9        --          --            0.9
Debt securities issued by foreign governments....................       7.2       0.5          --            7.7
U.S. Treasury securities and
 obligations of U.S. government corporations and agencies........     219.6       1.1         5.9          214.8
                                                                   --------     -----       -----       --------
Total fixed maturities ..........................................   2,391.9      75.4        54.8        2,412.5
Equity securities ...............................................      12.1       1.5         0.5           13.1
                                                                   --------     -----       -----       --------
 Total ..........................................................  $2,404.0     $76.9       $55.3       $2,425.6
                                                                   ========     =====       =====       ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3.  INVESTMENTS (CONTINUED)

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                                                       GROSS       GROSS
                                                                          AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                                                            COST       GAINS       LOSSES      VALUE
                                                                          ---------  ----------  ----------  ----------
                                                                                         (IN MILLIONS)
DECEMBER 31, 2000
HELD-TO-MATURITY:
Corporate securities .................................................    $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities ...........................................        29.3       0.2         1.2          28.3
Obligations of states and political subdivisions .....................         1.9        --          --           1.9
                                                                          --------     -----       -----      --------
Total ................................................................    $  715.4     $23.6       $52.2      $  686.8
                                                                          ========     =====       =====      ========
AVAILABLE-FOR-SALE:
Corporate securities .................................................    $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities ...........................................       239.1       3.6         3.7         239.0
Obligations of states and political subdivisions .....................         0.9        --          --           0.9
Debt securities issued by foreign governments ........................        11.1       0.3         0.6          10.8
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies...........................................        16.1       0.7         0.1          16.7
                                                                          --------     -----       -----      --------
Total fixed maturities ...............................................     1,018.8      25.2        32.2       1,011.8
Equity securities ....................................................         7.1       2.8         1.8           8.1
                                                                          --------     -----       -----      --------
   Total .............................................................    $1,025.9     $28.0       $34.0      $1,019.9
                                                                          ========     =====       =====      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                          AMORTIZED     FAIR
                                                            COST       VALUE

                                                             (IN MILLIONS)
                                                          -------------------
HELD-TO-MATURITY:
Due in one year or less ...............................   $     --    $     --
Due after one year through five years .................        3.0         3.0
Due after five years through ten years ................        8.6         8.6
Due after ten years ...................................       53.4        52.6
                                                          --------    --------
                                                              65.0        64.2
Mortgage-backed securities ............................       18.7        17.9
                                                          --------    --------
Total .................................................   $   83.7    $   82.1
                                                          ========    ========
AVAILABLE-FOR-SALE:
Due in one year or less ...............................   $   97.5    $   99.5
Due after one year through five years .................      772.0       794.2
Due after five years through ten years ................      935.2       929.4
Due after ten years ...................................      290.5       291.1
                                                          --------    --------
                                                           2,095.2     2,114.2
Mortgage-backed securities ............................      296.7       298.3
                                                          --------    --------
Total .................................................   $2,391.9    $2,412.5
                                                          ========    ========


     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $300.0 million and $1.4 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

  Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.


                                        BALANCE AT                          BALANCE AT
                                        BEGINNING                             END OF
                                         OF YEAR    ADDITIONS  DEDUCTIONS      YEAR
                                        ----------  ---------  ----------  ------------
                                                        (IN MILLIONS)
Year ended December 31, 2001
 Mortgage loans on real estate .......     $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of .......      0.7        0.1          --          0.8
                                           ----       ----        ----         ----
 Total ...............................     $5.7       $1.8        $1.2         $6.3
                                           ====       ====        ====         ====
Year ended December 31, 2000
 Mortgage loans on real estate .......     $3.8       $1.2        $ --         $5.0
 Real estate to be disposed of .......       --        0.7          --          0.7
                                           ----       ----        ----         ----
 Total ...............................     $3.8       $1.9        $ --         $5.7
                                           ====       ====        ====         ====
Year ended December 31, 1999
 Mortgage loans on real estate .......     $3.7       $0.4        $0.3         $3.8
 Real estate to be disposed of .......      0.7         --         0.7           --
                                           ----       ----        ----         ----
 Total ...............................     $4.4       $0.4        $1.0         $3.8
                                           ====       ====        ====         ====


At December 31, 2001 and 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:


                                                                DECEMBER 31
                                                                2001    2000
                                                                ----    ----
                                                               (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses ....................................................   $ 2.4   $ 4.2
Provision for losses .......................................    (1.2)   (1.2)
                                                               -----   -----
Net impaired mortgage loans on real estate .................   $ 1.2   $ 3.0
                                                               =====   =====


  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:


                                                     YEAR ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans ....   $3.3     $2.1       $--
Interest income recognized on impaired loans .....    0.5      0.3        --

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3. INVESTMENTS (CONTINUED)

     The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

     There were no restructured commercial mortgage loans at December 31, 2001. Such loans aggregated $3.4 million as of December 31, 2000. The expected gross interest income that would have been recorded in 2000 had the loans been current in accordance with the original loan agreements was $0.34 million, and the actual interest income recorded was $0.27 million.

     At December 31, 2001, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                          CARRYING           GEOGRAPHIC            CARRYING
    PROPERTY TYPE          AMOUNT           CONCENTRATION           AMOUNT
----------------------  -------------  -----------------------  ---------------
                        (IN MILLIONS)                            (IN MILLIONS)
Apartments ...........     $115.1      East North Central ....      $ 63.6
Hotels ...............       24.8      East South Central ....        25.8
Industrial ...........       72.1      Middle Atlantic .......        50.6
Office buildings .....      146.4      Mountain ..............        35.5
Retail ...............       35.5      New England ...........        55.1
Mixed Use ............        5.0      Pacific ...............       111.3
Agricultural .........      168.9      South Atlantic ........       152.9
Other ................       18.6      West North Central ....        20.6
                                       West South Central ....        67.7
                                       Canada/Other ..........         3.3
Allowance for losses .       (5.5)     Allowance for losses ..        (5.5)
                           ------                                   ------
Total ................     $580.9      Total                        $580.9
                           ======                                   ======


     Bonds with amortized cost of $24.7 million were non-income producing for year ended December 31, 2001.

     Depreciation expense on investment real estate was $0.3 million in 2001 and $0.6 million in 2000 and 1999. Accumulated depreciation was $2.8 million, and $2.5 million at December 31, 2001, and 2000, respectively.

NOTE 4.  DERIVATIVES AND HEDGING INSTRUMENTS

     The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

     The fair value of derivative instruments classified as assets at December 31, 2001 was $16.7 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2001 was $12.0 million and appears on the consolidated balance sheet in other liabilities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4. DERIVATIVES AND HEDGING INSTRUMENTS  (CONTINUED)

 Fair Value Hedges

     The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

     The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

     At December 31, 2001, the Company recognized net losses of $3.0 million, related to the ineffective portion of its fair value hedges, and a net gain of $0.1 million, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2001, all of the Company's hedged firm commitments qualified as fair value hedges.

 Cash Flow Hedges

     The Company used interest rate cap and floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses. Amounts are reclassified from other comprehensive income if interest rates fall below certain levels.

     In 2001, the Company recognized no gains or losses related to the ineffective portion of its cash flow hedges, and a net gain of $0.2 million related to the portion of the hedging instruments that was excluded from the assessment of hedge effectiveness. This amount is recorded in net realized investment and other gains and losses. All of the Company's hedged forecasted transactions qualified as cash flow hedges in 2001.

     No amounts were reclassified from other accumulated comprehensive income to earnings in 2001 and it is anticipated that no amounts will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The Company does not enter into hedging transactions for variable cash flows thus the Company currently has no maximum length for which variable cash flows are hedged.

     In 2001, none of the Company's cash flow hedges have been discontinued because of the probability that the original forecasted transaction would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4. DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

     There was no transition adjustment for the adoption of SFAS No.133 representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. There were no losses incurred for the effective portion of the change in fair value of derivative instruments designated as cash flow hedges and added to accumulated other comprehensive income.

 Derivatives Not Designated as Hedging Instruments

     The Company enters into interest rate swap agreements, interest rate futures contracts, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

NOTE 5. INCOME TAXES

     The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:


                                                      YEAR ENDED DECEMBER 31
                                                       2001    2000     1999
                                                      ------  ------  ---------
                                                           (IN MILLIONS)
Current taxes:
Federal ...........................................   $30.1   $15.2    $(1.5)
Foreign ...........................................      --     0.6      0.1
                                                      -----   -----    -----
                                                       30.1    15.8     (1.4)
Deferred taxes:
Federal ...........................................    32.1    28.0     36.6
                                                      -----   -----    -----
Total income taxes ................................   $62.2   $43.8    $35.2
                                                      =====   =====    =====


     A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                     YEAR ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                         (IN MILLIONS)
Tax at 35%                                          $73.0    $50.1     $36.3
Add (deduct):
 Equity base tax ................................    (9.0)    (5.6)       --
 Prior years taxes...............................     2.1       --      (0.3)
 Tax credits.....................................    (0.4)    (0.6)     (0.1)
 Foreign taxes...................................      --      0.6       0.1
 Tax exempt investment income ...................    (5.6)    (0.7)     (0.7)
 Other ..........................................     2.1       --      (0.1)
                                                    -----    -----     -----
  Total income taxes ............................   $62.2    $43.8     $35.2
                                                    =====    =====     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5. INCOME TAXES  (CONTINUED)

  The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                 DECEMBER 31
                                                                 2001     2000
                                                                ------  --------
                                                                (IN MILLIONS)
DEFERRED TAX ASSETS:
 Policy reserve adjustments .................................   $238.1   $110.0
 Other postretirement benefits  .............................     20.1     23.3
 Book over tax basis of investments .........................     12.0      7.8
 Interest ...................................................       --      7.5
 Unrealized holding losses  .................................       --      1.4
                                                                ------   ------
  Total deferred tax assets .................................    270.2    150.0
DEFERRED TAX LIABILITIES:
 Deferred policy acquisition costs ..........................    373.7    199.1
 Depreciation ...............................................      2.1      1.8
 Basis in partnerships ......................................      0.6      0.4
 Market discount on bonds ...................................      1.2      0.6
 Lease income ...............................................     47.0     35.4
 Unrealized gains ...........................................      6.8       --
 Other ......................................................       --      9.5
                                                                ------   ------
  Total deferred tax liabilities ............................    431.4    246.8
                                                                ------   ------
  Net deferred tax liabilities ..............................   $161.2   $ 96.8
                                                                ======   ======

     The Company received an income tax refund of $32.4 million and made income tax payments of $62.9 million and $13.2 million in 2001, 2000 and 1999, respectively.

NOTE 6 - REINSURANCE

     The effect of reinsurance on premiums written and earned was as follows:

                                 2001             2000              1999
                               PREMIUMS         PREMIUMS          PREMIUMS
                           WRITTEN  EARNED   WRITTEN  EARNED  WRITTEN   EARNED
                           -------  -------  -------  ------  -------  --------
                                             (IN MILLIONS)
Life Insurance:
 Direct ................   $ 82.0   $ 82.0   $34.1    $34.1   $12.1     $12.1
 Ceded .................    (21.9)   (21.9)   (5.5)    (5.5)   (3.2)     (3.2)
                           ------   ------   -----    -----   -----     -----
  Net life insurance
   premiums ............   $ 60.1   $ 60.1   $28.6    $28.6   $ 8.9     $ 8.9
                           ======   ======   =====    =====   =====     =====

For the year ended December 31, 2001, 2000 and 1999, benefits to policyholders under life ceded reinsurance contracts were $3.8 million, $3.0 million and $ -- million, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6. REINSURANCE (CONTINUED)

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

NOTE 7. COMMITMENTS AND CONTINGENCIES

     The Company has extended commitments to purchase fixed maturity investments, and other invested assets and issue mortgage loans on real estate totaling $25.3 million, $14.3 million and $16.2 million, respectively, at December 31, 2001. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $57.1 million at December 31, 2001. The majority of these commitments expire in 2002.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $7.0 million and $66.3 million at December 31, 2001 and 2000, respectively. Costs incurred related to the settlement were $14.1 million and $66.0 million in 2001 and 1999, respectively. No such costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

     During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution (ADR) relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in the fourth quarter of 2001. The adjustment to the reserve in 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

     Administration of the ADR component of the settlement continues to date. Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.   SHAREHOLDER'S EQUITY

  (a) Common Stock

     The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

  (b) Accumulated Other Comprehensive Income (Loss)

     The components of accumulated other comprehensive loss are as follows:

                                                                                  ACCUMULATED
                                                                                     OTHER
                                                                                 COMPREHENSIVE
                                                                                INCOME (LOSSES)
                                                                               -----------------
                                                                                 (IN MILLIONS)
Balance at January 1, 1999  ..................................................      $ 12.3
Gross unrealized gains (losses)  (net of deferred income
 tax benefit of $18.0 million)  ..............................................       (34.2)
Reclassification adjustment for gains (losses), realized in net income
 (net of tax expense of $1.7 million) ........................................        (3.1)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax expense of $6.2 million) ................................................        11.6
                                                                                    ------
Net unrealized gains (losses) ................................................       (25.7)
                                                                                    ------
Balance at December 31, 1999  ................................................      $(13.4)
                                                                                    ======


Balance at January 1, 2000  ..................................................      $(13.4)
Gross unrealized gains (losses) (net of deferred income
 tax expense of $9.7 million) ................................................        18.0
Reclassification adjustment for gains (losses), realized in
 net income (net of tax expense of $1.6 million)  ............................        (2.9)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $2.1 million) ................................................        (3.9)
                                                                                    ------
Net unrealized gains (losses) ................................................        11.2
                                                                                    ------
Balance at December 31, 2000  ................................................      $ (2.2)
                                                                                    ======

Balance at January 1, 2001  ..................................................      $ (2.2)
Gross unrealized gains (losses) (net of deferred income
 tax expense of $7.2 million) ................................................        11.8
Reclassification adjustment for gains (losses), realized in
 net income (net of tax benefit of $1.1 million)  ............................         2.1
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $3.2 million) ................................................        (6.0)
                                                                                    ------
Net unrealized gains (losses) ................................................         7.9
Change in accounting principle  ..............................................         7.2
                                                                                    ------
Balance at December 31, 2001  ................................................      $ 12.9
                                                                                    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.  SHAREHOLDER'S EQUITY (CONTINUED)

     Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                      2001     2000     1999
                                                     ------   ------   ------
                                                          (in millions)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
  Fixed maturities ................................  $ 20.6   ($7.0)   ($28.7)
  Equity investments ..............................     1.0     1.0      (1.4)
  Derivatives and other ...........................     5.2     0.3       1.3
                                                     ------   -----    ------
Total .............................................    26.8    (5.7)    (28.8)
Amounts of unrealized investment (gains) losses
 attributable to:
  Deferred policy acquisition cost and present
   value of future profits ........................    (7.1)    2.1       8.1
  Deferred federal income taxes ...................    (6.8)    1.4       7.3
                                                     ------   -----    ------
Total .............................................   (13.9)    3.5      15.4
                                                     ------   -----    ------
Net unrealized investment gains ...................  $ 12.9   ($2.2)   ($13.4)
                                                     ======   =====    ======


  (c) Statutory Results

     The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

     The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     Prior to 2001, the Commissioner had provided the Company approval to recognize as an admitted asset the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." Beginning in 2001, the Commissioner has provided the Company with approval to phase-in over a three-year period the impact of implementing the material provisions of statutory SSAP No. 8, "Pensions." The Company's pension plan prepaid expense recorded for statutory purposes amounted to $64.3 million, $55.6 million and $42.3 million at December 31, 2001, 2000 and 1999 respectively. Statutory net income is not impacted by this permitted practice.

     Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.

                                                        2001    2000     1999
                                                       ------  ------  --------
                                                           (in millions)
Statutory net income ...............................   $ 13.1  $ 26.6   $ 77.5
Statutory surplus  .................................    647.0   527.2    468.8

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8.  SHAREHOLDER'S EQUITY (CONTINUED)

     Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 9.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

     PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

     ASSET GATHERING SEGMENT. Offers individual variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

     Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.  SEGMENT INFORMATION  (CONTINUED)

     The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:

                                                                  ASSET
                                                    PROTECTION  GATHERING   CONSOLIDATED
                                                    ----------  ---------   ------------
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2001
REVENUES:
 Segment revenues ................................   $  614.3    $   62.2     $   676.5
 Net realized investment and other
  gains (losses) .................................       (9.0)         --          (9.0)
                                                     --------    --------     ---------
 Revenues ........................................   $  605.3    $   62.2     $   667.5
                                                     ========    ========     =========


 Net investment income ...........................   $  229.2    $   (2.2)    $   227.0
NET INCOME:
 Segment after-tax operating income ..............   $  130.0    $   22.2     $   152.2
 Net realized investment and other
  gains (losses) .................................       (5.6)         --          (5.6)
 Surplus tax .....................................        9.1          --           9.1
 Class action lawsuit ............................       (9.2)         --          (9.2)
 Cumulative effect of accounting
  change, net of tax .............................       (1.6)         --          (1.6)
                                                     --------    --------     ---------
 Net income ......................................   $  122.7    $   22.2     $   144.9
                                                     ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method .............   $    2.7    $     --     $     2.7
 Amortization of deferred policy
  acquisition costs ..............................       46.6        20.5          67.1
 Income tax expense ..............................       54.8         7.4          62.2
 Segment assets ..................................   $9,995.5    $1,717.7     $11,713.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses) .................................   $  (10.5)         --     $   (10.5)
 Less amortization of deferred policy
  acquisition costs related to net realized
  investment and other gains (losses) ............        1.5          --           1.5
                                                     --------    --------     ---------
 Net realized investment and other gains
  (losses), net of related amortization of
  deferred policy acquisition costs - per
  consolidated  financial statements .............       (9.0)         --          (9.0)
 Less income tax effect ..........................        3.4          --           3.4
                                                     --------    --------     ---------
 Net realized investment and other gains
  (losses), net-after-tax adjustment made
  to calculate segment operating income ..........   $   (5.6)         --     $    (5.6)
                                                     ========    ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.  SEGMENT INFORMATION  (CONTINUED)

                                                                           ASSET
                                                          PROTECTION     GATHERING      CONSOLIDATED
                                                          ----------     ---------      ------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2000
REVENUES:
 Segment revenues ......................................   $  530.8       $   48.5       $   579.3
 Net realized investment and other
  gains (losses), net ..................................      (10.6)            --           (10.6)
                                                           --------       --------       ---------
    Revenues ...........................................   $  520.2       $   48.5       $   568.7
                                                           ========       ========       =========

    Net investment income ..............................   $  215.9       $   (2.5)      $   213.4
NET INCOME:
 Segment after-tax operating income ....................       96.0            6.3           102.3
 Net realized investment and other
  gains (losses), net ..................................       (6.8)            --            (6.8)
 Surplus tax. ..........................................        5.4            0.2             5.6
 Other demutualization related costs ...................       (0.5)          (0.1)           (0.6)
 Restructuring charges .................................       (1.1)            --            (1.1)
                                                           --------       --------       ---------
 Net income ............................................   $   93.0       $    6.4       $    99.4
                                                           ========       ========       =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees accounted for
  by the equity method .................................   $    1.3       $     --       $     1.3
 Amortization of deferred policy
  acquisition costs ....................................       17.6           16.4            34.0
 Income tax expense ....................................       40.7            3.1            43.8
 Segment assets ........................................   $9,326.9       $2,867.8       $12,194.7
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES) DATA:
 Net realized investment and other losses ..............   $  (14.4)            --       $   (14.4)
 Less amortization of deferred policy acquisition
  costs related to net realized investment and
  other gains (losses) .................................        3.8             --             3.8
                                                           --------       --------       ---------
 Net realized investment and other gains (losses),
  net of related amortization of deferred policy
  acquisition costs - per consolidated financial
  statements ...........................................      (10.6)            --           (10.6)
 Less income tax effect ................................        3.8             --             3.8
                                                           --------       --------       ---------
 Net realized investment and other gains (losses),
  net-after-tax adjustment made to calculate
  segment operating income .............................   $   (6.8)            --       $    (6.8)
                                                           ========       ========       =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9.   SEGMENT INFORMATION (CONTINUED)

                                                                       Asset
                                                         Protection  Gathering   Consolidated
                                                         ----------  ---------  --------------
                                                                      (in millions)
YEAR ENDED DECEMBER 31, 1999
REVENUES:
 Segment revenues......................................  $  488.0    $   37.2     $   525.2
 Net realized investment and other
  gains (losses), net..................................      (4.8)         --          (4.8)
                                                         --------    --------     ---------
 Revenues..............................................  $  483.2    $   37.2     $   520.4
                                                         ========    ========     =========

 Net investment income.................................  $  178.1    $   (3.5)    $   174.6
NET INCOME:
 Segment after-tax operating income....................     108.0         6.8         114.8
 Net realized investment and other
  gains (losses), net..................................      (3.1)         --          (3.1)
 Class action lawsuit..................................     (42.9)         --         (42.9)
 Other demutualization related costs...................      (0.3)       (0.1)         (0.4)
                                                         --------    --------     ---------
 Net income............................................  $   61.7    $    6.7     $    68.4
                                                         ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method...................  $   (0.1)   $     --     $    (0.1)
 Amortization of deferred policy
  acquisition costs....................................       4.6         8.5          13.1
 Income tax expense....................................      31.8         3.4          35.2
 Segment assets........................................  $9,104.6    $2,869.6     $11,974.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses).......................................  $   (5.3)         --     $    (5.3)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment gains (losses)...................       0.5          --           0.5
                                                         --------    --------     ---------
 Net realized investment and other
  gains (losses), net of related amortization
  of deferred policy acquisition costs - per
  consolidated financial statements....................      (4.8)         --          (4.8)
 Less income tax effect................................       1.7          --           1.7
                                                         --------    --------     ---------
 Net realized investment and other
  gains (losses), net-after-tax
  adjustment made to calculate
  segment operating income.............................  $   (3.1)         --     $    (3.1)
                                                         ========    ========     =========

  The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

  The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

  Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                      DECEMBER 31         DECEMBER 31
                                                          2001                2000
                                                   CARRYING    FAIR    CARRYING     FAIR
                                                    VALUE     VALUE     VALUE      VALUE
                                                   --------  --------  --------  ----------
                                                     (IN MILLIONS)       (IN MILLIONS)
ASSETS:
 Fixed maturities:
  Held-to-maturity .............................   $   83.7  $   82.1  $  715.4   $  686.8
  Available-for-sale ...........................    2,412.5   2,412.5   1,011.8    1,011.8
 Equity securities:
  Available-for-sale ...........................       13.1      13.1       8.1        8.1
 Mortgage loans on real estate .................      580.9     604.3     554.8      574.2
 Policy loans ..................................      352.0     352.0     334.2      334.2
 Short-term investments ........................         --        --      21.7       21.7
  Cash and cash equivalents ....................      115.4     115.4     277.3      277.3
Derivatives:
 Futures contracts, net ........................         --        --       0.1        0.1
 Interest rate swap agreements .................        8.8       8.8        --         --
 Interest rate cap agreements ..................        3.5       3.5       2.1        2.1
 Interest rate floor agreements ................        4.5       4.5       4.5        4.5
 Currency rate swap agreements .................        0.4       0.4        --         --
 Equity collar agreements ......................        0.8       0.8       0.4        0.4
LIABILITIES:
Fixed rate deferred and immediate annuities ....       53.1      50.3      63.8       60.4
Derivatives:
 Interest rate swap agreements .................       13.2      13.2        --        1.2
 Currency rate swap agreements .................        0.1       0.1       0.6        0.6
Commitments ....................................         --      57.1        --       62.9

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                                   COLUMN B   COLUMN C      COLUMN D
                                                                               AMOUNT AT WHICH
                                                                                 SHOWN IN THE
                                                                                 CONSOLIDATED
                                                                                   BALANCE
         TYPE OF INVESTMENT                              COST/(2)/   VALUE          SHEET
                                                        ----------  --------  ------------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government agencies
 and authorities                                         $  219.6   $  214.8       $  214.8
States, municipalities and political subdivisions             6.0        6.0            6.0
Foreign governments                                           7.2        7.6            7.6
Public utilities                                            189.3      192.9          192.9
Convertibles and bonds with warrants attached                25.9       25.1           25.1
All other corporate bonds                                 1,897.9    1,920.5        1,920.5
Certificates of deposits                                       --         --             --
Redeemable preferred stock                                   46.0       45.6           45.6
                                                         --------   --------       --------
Total fixed maturity securities, available-for-sale       2,391.9    2,412.5        2,412.5
                                                         ========   ========       ========
Equity securities, available-for-sale:
Common stocks:
Public utilities                                               --         --             --
Banks, trust and insurance companies                           --         --             --
Industrial, miscellaneous and all other                       3.8        5.0            5.0
Non-redeemable preferred stock                                8.3        8.1            8.1
                                                         --------   --------       --------
Total equity securities, available-for-sale                  12.1       13.1           13.1
                                                         ========   ========       ========
Fixed maturity securities, held-to-maturity:
Bonds
United States government and government agencies
 and authorities                                               --         --             --
States, municipalities and political subdivisions              --         --             --
Foreign governments                                            --         --             --
Public utilities                                               --         --             --
Convertibles and bonds with warrants attached                  --         --             --
All other corporate bonds                                     5.1        5.1            5.1
Certificates of deposits                                     78.6       77.0           78.6
Redeemable preferred stock                                     --         --             --
                                                         --------   --------       --------
Total fixed maturity securities, held-to-maturity            83.7       82.1           83.7
                                                         ========   ========       ========


  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
              OTHER THAN INVESTMENTS IN RELATED PARTIES (CONTINUED)
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                         COLUMN B   COLUMN C       COLUMN D
                                                                     AMOUNT AT WHICH
                                                                       SHOWN IN THE
                                                                       CONSOLIDATED
                                                                         BALANCE
         TYPE OF INVESTMENT                   COST/(2)/    VALUE          SHEET
                                              ----------  --------  -----------------
Equity securities, trading:
Common stocks:
Public utilities                                     --         --             --
Banks, trust and insurance companies                 --         --             --
Industrial, miscellaneous and all other              --         --             --
Non-redeemable preferred stock                       --         --             --
                                               --------   --------       --------
Total equity securities, trading                     --         --             --
                                               --------   --------       --------
Mortgage loans on real estate, net /(1)/       $  586.4       xxxx       $  580.9
Real estate, net:
Investment properties /(1)/                        21.4       xxxx           20.6
Acquired in satisfaction of debt/(1)/                --       xxxx             --
Policy loans                                      352.0       xxxx          352.0
Other long-term investments /(2)/                  39.6       xxxx           39.6
Short-term investments                               --       xxxx             --
                                               --------   --------       --------
  Total investments                            $3,487.1   $2,507.7       $3,502.4
                                               ========   ========       ========

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

   The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                         DEFERRED      FUTURE POLICY                OTHER POLICY
                           POLICY     BENEFITS, LOSSES,              CLAIMS AND
                        ACQUISITION    CLAIMS AND LOSS   UNEARNED     BENEFITS     PREMIUM
       SEGMENT             COSTS          EXPENSES       PREMIUMS     PAYABLE      REVENUE
----------------------  -----------  ------------------  --------   ------------  ---------
2001:
Protection               $  918.4         $3,275.5        $221.0       $25.0        $60.1
Asset Gathering             142.4             63.2            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $1,060.8         $3,338.7        $221.0       $25.0        $60.1
                         ========         ========        ======       =====        =====
2000:
Protection               $  819.3         $2,698.5        $212.0       $11.1        $28.6
Asset Gathering             174.8             70.0            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $  994.1         $2,768.5        $212.0       $11.1        $28.6
                         ========         ========        ======       =====        =====
1999:
Protection               $  707.8         $2,515.7        $175.2       $15.7        $ 8.9
Asset Gathering             147.3             50.6            --          --           --
                         --------         --------        ------       -----        -----
 Total                   $  855.1         $2,566.3        $175.2       $15.7        $ 8.9
                         ========         ========        ======       =====        =====

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                                                       AMORTIZATION OF
                                                       DEFERRED POLICY
                                  BENEFITS, CLAIMS,  ACQUISITION COSTS,
                         NET         LOSSES, AND      EXCLUDING AMOUNTS
                      INVESTMENT     SETTLEMENT      RELATED TO REALIZED   OTHER OPERATING
      SEGMENT           INCOME        EXPENSES        INVESTMENT GAINS        EXPENSES
--------------------  ----------  -----------------  -------------------  -----------------
2001:
Protection             $229.2          $285.5               $46.6              $ 72.8
Asset Gathering          (2.2)            8.6                20.5                 3.4
                       ------          ------               -----              ------
 Total                 $227.0          $294.1               $67.1              $ 76.2
                       ======          ======               =====              ======
2000:
Protection             $215.9          $242.2               $17.6              $100.5
Asset Gathering          (2.5)            6.4                16.4                16.3
                       ------          ------               -----              ------
 Total                 $213.4          $248.6               $34.0              $116.8
                       ======          ======               =====              ======
1999:
Protection             $178.1          $192.3               $ 4.6              $100.6
Asset Gathering          (3.5)           68.2                 8.5                16.9
                       ------          ------               -----              ------
 Total                 $174.6          $260.5               $13.1              $117.5
                       ======          ======               =====              ======

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

          JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                           SCHEDULE IV - REINSURANCE
                            AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

                                                                     ASSUMED               PERCENTAGE
                                                         CEDED TO     FROM                 OF AMOUNT
                                               GROSS       OTHER      OTHER       NET      ASSUMED TO
                                               AMOUNT    COMPANIES  COMPANIES   AMOUNT        NET
                                             ----------  ---------  ---------  ---------  ------------
2001
Life insurance in
 force                                       $119,332.2  $56,571.3    $35.1    $62,796.0      0.1%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     82.0  $    21.9    $  --    $    60.1       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     82.0  $    21.9    $  --    $    60.1      0.0%
                                             ==========  =========    =====    =========      ===
2000
Life insurance in force                      $ 98,737.2  $39,495.8    $37.1    $59,278.5      0.1%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     34.1  $     5.5    $  --    $    28.6       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     34.1  $     5.5    $  --    $    28.6      0.0%
                                             ==========  =========    =====    =========      ===
1999
Life insurance in force                      $ 75,674.7  $19,217.5    $38.5    $56,495.7      0.0%
                                             ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                               $     12.1  $     3.2    $  --    $     8.9       --
Accident and health insurance                        --         --       --           --       --
P&C                                                  --         --       --           --       --
                                             ----------  ---------    -----    ---------      ---
  Total                                      $     12.1  $     3.2    $  --    $     8.9      0.0%
                                             ==========  =========    =====    =========      ===


 NOTE: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and the universal life insurance products.

   The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)  FINANCIAL STATEMENTS.

1.   Condensed Financial Information (Part A)

2.   Statement of Assets and Liabilities, John Hancock Variable Annuity Account
     I. (Part B)

3.   Statement of Operations, John Hancock Variable Annuity Account I. (Part B)

4.   Statement of Changes in Net Assets, John Hancock Variable Annuity Account
     I. (Part B)

5. Notes to Financial Statements, John Hancock Variable Annuity Account I. (Part B)

6. Statement of Financial Position, John Hancock Variable Life Insurance Company. (Part B)

7. Summary of Operations and Unassigned Deficit, John Hancock Variable Life Insurance Company. (Part B)

8.   Statement of Cash Flows, John Hancock Variable Life Insurance Company.
     (Part B)

9. Notes to Financial Statements, John Hancock Variable Life Insurance Company. (Part B)


(B) EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account I, incorporated by reference to the Registrant's Registration Statement filed with the Commission on August 10, 1994.

2.   Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

     (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated herein by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. Form of periodic payment deferred annuity contract, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

5. Form of annuity contract application, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the Commission on December 13, 1997.

6. Restated Articles of Organization and Restated and Amendment of By-Laws are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on March 7, 2001.

7.   Not Applicable.

8.   Not Applicable.

9. Opinion and Consent of Counsel incorporated by reference to the Registrant's Registration Statement filed with the Commission on August 10, 1994.

10.  (a)  Representation of counsel, filed herewith

     (b)  Consent of independent auditors, filed herewith.

     (c) Powers of Attorney for David F. D'Alessandro, Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002.

11.  Not Applicable.

12.  Not Applicable.

13. Diagram of Subsidiaries of John Hancock Financial Services, Inc., John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, are incorporated by reference from the annual report of John Hancock Financial Services, Inc. filed on Form 10K (File No. 1-15670) on March 26, 2002.

27.  Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors                        Positions with the Depositor
----------                       ----------------------------
David F. D'Alessandro            Chairman of the Board
Michele G. Van Leer              Vice Chairman of the Board and President
Robert R. Reitano                Director, Vice President and Chief Investment
                                 Officer
Ronald J. Bocage                 Director, Vice President and Counsel
Bruce M. Jones                   Director and Vice President
Paul Strong                      Director and Vice President
Barbara L. Luddy                 Director, Vice President and Actuary
Daniel L. Ouellette              Director and Vice President
Todd G. Engelsen                 Director and Vice President

Executive Officers Other Than Directors
---------------------------------------
Earl W. Baucom                  Controller
Julie H. Indge                  Treasurer
Peter Scavongelli               Secretary
Roger G. Nastou                 Vice President

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I and John Hancock Declaration Trust, (the "Trusts"), both of which are "series" types of mutual funds registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trusts' outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trusts are used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 1, 2001, the number of Contract Owners of all forms of the Contracts offered by the Account was 52,254.

ITEM 28. INDEMNIFICATION

Pursuant to Article X of the Company's By-Laws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V and H, John Hancock Variable Life Accounts S, U, and V, and John Hancock Variable Life Insurance Account UV.

     (b) In response to this item, the response to Item 25 is hereby incorporated by reference.

     (c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     (d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 188)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus;(2) will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

     (e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder Massachusetts on the 1st day of May, 2002.

                                           JOHN HANCOCK VARIABLE ANNUITY
                                           ACCOUNT I (REGISTRANT)

                                           By:  JOHN HANCOCK VARIABLE LIFE
                                           INSURANCE COMPANY

                                           By   /s/ MICHELE G. VAN LEER
                                                -----------------------
                                                Michele G. Van Leer
                                                Vice Chairman and President


                                           JOHN HANCOCK VARIABLE LIFE INSURANCE
                                           COMPANY (DEPOSITOR)

                                           By   /s/ MICHELE G. VAN LEER
                                                -----------------------
                                                Michele G. Van Leer
                                                Vice Chairman and President

Attest:  /s/ PETER SCAVONGELLI
         ---------------------
         Peter Scavongelli
         Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                 Title                                     Date
----------                 -----                                     ----
/s/ EARL BAUCOM            Controller (Principal Accounting         May 1, 2002
-----------------------       Officer)
Earl W. Baucom

/s/ JULIE H. INDGE         Treasurer (Principal Financial           May 1, 2002
-----------------------       Officer)
Julie H. Indge

/s/ MICHELE G. VAN LEER    Vice Chairman of the Board               May 1, 2002
-----------------------       and President (Acting Principal
Michele G. Van Leer           Executive Officer)
for herself and as
Attorney-in-Fact

              For:   David F. D'Alessandro     Chairman of the Board
                     Ronald J. Bocage          Director
                     Bruce M. Jones            Director
                     Barbara L. Luddy          Director
                     Daniel L. Ouellette       Director
                     Robert S. Paster          Director
                     Robert R. Reitano         Director
                     Paul Strong               Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the city of Boston and Commonwealth of Massachusetts on the 1st day of May, 2002.

                             ON BEHALF OF REGISTRANT

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                                  (REGISTRANT)

                           By: John Hancock Variable Life Insurance Company

                                    By:     /s/ MICHELE G. VAN LEER
                                            ----------------------------------
                                            Michele G. Van Leer
                                            Vice Chairman and President

                           By: John Hancock Variable Life Insurance Company
                                   (DEPOSITOR)
(Seal)
                                    By:     /s/ MICHELE G. VAN LEER
                                            ----------------------------------
                                            Michele G. Van Leer
                                            Vice Chairman and President

Attest:  /s/ PETER SCAVONGELLI
         --------------------------
         Peter Scavongelli
         Secretary

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

Exhibits
--------
10.A          Representation of Counsel
10.B          Consent of Independent Auditors